Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	Stream Global Services, Inc.
Entity Central Index Key	0001405287
Document Type	S-4
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 14,807	$ 18,735	$ 17,083	$ 23,248	$ 18,489	$ 14,928
Accounts receivable, net of allowance for bad debts of $0 and $263 at December 31, 2012 and 2011, respectively	180,688	164,929		165,963
Income taxes receivable	3,012	2,282		644
Deferred income taxes	6,359	8,586		13,061
Prepaid expenses and other current assets	18,638	18,140		14,117
Total current assets	223,504	212,672		217,033
Equipment and fixtures, net	98,422	96,851		87,611
Deferred income taxes	3,218	3,483		3,711
Goodwill	253,007	226,749		226,749
Intangible assets, net	67,658	52,340		66,671
Other assets	11,493	11,933		14,921
Total assets	657,302	604,028		616,696
Current liabilities:
Accounts payable	17,884	16,359		12,489
Accrued employee compensation and benefits	65,601	58,035		60,310
Other accrued expenses	34,140	20,677		28,429
Income taxes payable	2,376	1,115		1,919
Current portion of long-term debt	6,630	5,333		453
Current portion of capital lease obligations	9,524	9,279		10,743
Other current liabilities	7,066	5,387		6,251
Total current liabilities	143,221	116,185		120,594
Long-term debt, net of current portion	262,178	240,354		239,774
Capital lease obligations, net of current portion	5,988	5,967		9,964
Deferred income taxes	16,372	15,673		19,103
Other long-term liabilities	21,232	15,953		13,817
Total liabilities	448,991	394,132		403,252
Commitments and contingencies (Note 12 and 17):
Stockholders' equity:
Additional paid-in-capital	336,974	336,572		332,960
Accumulated deficit	(119,779)	(120,031)		(107,084)
Accumulated other comprehensive loss	(8,884)	(6,645)		(12,432)
Total stockholders' equity	208,311	209,896		213,444	259,718	303,411
Total liabilities and stockholders' equity	657,302	604,028		616,696
Voting common stock
Stockholders' equity:
Voting common stock, par value $0.001 per share, 1 share authorized and outstanding

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for bad debts (in dollars)		$ 0	$ 263
Voting common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1	1	1
Common stock, shares outstanding	1	1	1

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Gross profit	99,684	91,423	358,261	352,481	330,636
Operating expenses:
Selling, general and administrative expenses	72,090	66,292	261,069	266,252	265,705
Severance, restructuring and other charges, net	1,699	2,804	14,401	10,769	11,899
Depreciation and amortization expense	15,029	14,607	59,068	60,322	65,903
Total operating expenses	88,818	83,703	334,538	337,343	343,507
Income (loss) from operations	10,866	7,720	23,723	15,138	(12,871)
Other expenses, net:
Foreign currency loss (gain)	1,118	(254)	1,377	3,902	(508)
Interest expense, net	8,118	7,569	30,026	28,780	30,720
Total other expenses, net	9,236	7,315	31,403	32,682	30,212
Loss before provision for income taxes	1,630	405	(7,680)	(17,544)	(43,083)
Provision for income taxes	1,378	1,060	5,267	6,093	10,392
Net income (loss)	$ 252	$ (655)	$ (12,947)	$ (23,637)	$ (53,475)

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net loss	$ 252		$ (655)		$ (12,947)		$ (23,637)		$ (53,475)
Other comprehensive income (loss):
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(1,296)		2,662		5,689		(7,764)		5,445
Change in cumulative translation adjustment	(943)	[1]	2,131	[1]	98	[2]	(3,561)	[2]	(2,820)	[2]
Comprehensive loss	$ (1,987)		$ 4,138		$ (7,160)		$ (34,962)		$ (50,850)

[1]	There were no sales or liquidations of investments in foreign entities during the three months ended March 31, 2013 and 2012. Therefore, there is no adjustment for these periods.
[2]	During the year ended December 31, 2012, we substantially liquidated our investment in our subsidiary in Costa Rica. Accordingly, we recognized $228 from cumulative translation adjustment to other foreign currency loss in our statement of operations. There were no sales or liquidations of investments in foreign entities during the other periods presented. Therefore, there is no adjustment for 2011 and 2010.

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
Foreign currency reclassification adjustment realized upon liquidation of investment	$ 0	$ 0	$ 228

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total		Common Stock	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balances at Dec. 31, 2009	$ 303,411			$ 337,115	$ (29,972)	$ (3,732)
Beginning Balances (in shares) at Dec. 31, 2009			1
Net loss	(53,475)				(53,475)
Currency translation adjustment	(2,820)	[1]				(2,820)
Unrealized gain (loss) on derivatives, net of tax	5,445					5,445
Common stock issued for pre-emptive rights	80			80
Warrant exercises	2,306			2,306
Stock option exercises and vesting of restricted stock	192			192
Stock-based compensation expense	6,429			6,429
Taxes withheld on restricted stock	(242)			(242)
Repurchase of warrants	(1,608)			(1,608)
Ending Balances at Dec. 31, 2010	259,718		7	344,272	(83,447)	(1,107)
Ending Balances (in shares) at Dec. 31, 2010			1
Net loss	(23,637)				(23,637)
Currency translation adjustment	(3,561)	[1]				(3,561)
Unrealized gain (loss) on derivatives, net of tax	(7,764)					(7,764)
Stock-based compensation expense	2,356			2,356
Taxes withheld on restricted stock	(23)			(23)
Repurchase of common stock	(13,645)			(13,645)
Ending Balances at Dec. 31, 2011	213,444		7	332,960	(107,084)	(12,432)
Ending Balances (in shares) at Dec. 31, 2011			1
Net loss	(12,947)				(12,947)
Currency translation adjustment	98	[1]				98
Unrealized gain (loss) on derivatives, net of tax	5,689					5,689
Stock-based compensation expense	3,623			3,623
Taxes withheld on restricted stock	(11)			(11)
Ending Balances at Dec. 31, 2012	$ 209,896		$ 7	$ 336,572	$ (120,031)	$ (6,645)
Ending Balances (in shares) at Dec. 31, 2012			1

[1]	During the year ended December 31, 2012, we substantially liquidated our investment in our subsidiary in Costa Rica. Accordingly, we recognized $228 from cumulative translation adjustment to other foreign currency loss in our statement of operations. There were no sales or liquidations of investments in foreign entities during the other periods presented. Therefore, there is no adjustment for 2011 and 2010.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Activities:
Net loss	$ (12,947)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	59,068
Amortization of bond discount and debt issuance costs	4,460
Deferred taxes	381
Loss on impairment or disposal of assets	445
Noncash stock compensation	3,623
Other noncash adjustments	(228)
Changes in operating assets and liabilities:
Accounts receivable	1,843
Income taxes receivable	(223)
Prepaid expenses and other current assets	(742)
Other assets	(1,058)
Accounts payable	3,828
Accrued expenses and other liabilities	(6,483)
Net cash provided by operating activities	51,967
Investing Activities:
Additions to equipment and fixtures	(48,701)
Net cash used in investing activities	(48,701)
Financing Activities:
Net borrowings (payments) on line of credit (Note 12)	(10,075)
Proceeds from issuance of debt	14,819
Payments on long-term debt	(1,244)
Payments of capital lease obligations	(12,290)
Proceeds from capital leases	630
Tax payments on withholding of restricted stock	(11)
Net cash provided by (used in) financing activities	(8,171)
Effect of exchange rates on cash and cash equivalents	392
Net increase (decrease) in cash and cash equivalents	(4,513)
Cash and cash equivalents, beginning of period	23,248
Cash and cash equivalents, end of period	18,735
Supplemental Cash Flow Information:
Cash paid for interest	26,158
Cash paid for income taxes	7,787
Noncash Financing Activities:
Capital lease financing	$ 6,043

Our History and Summary of Various Transactions	12 Months Ended
Dec. 31, 2012
Our History and Summary of Various Transactions
Our History and Summary of Various Transactions

Note 1—Our History and Summary of Various Transactions

        Stream Global Services, Inc. ("we", "us", "Stream", the "Company" or "SGS") is a corporation organized under the laws of the State of Delaware. We were incorporated on June 26, 2007. We consummated our initial public offering in October 2007. In October 2009, we acquired EGS Corp., a Philippines corporation ("EGS") in a stock-for-stock exchange.

        On April 27, 2012, Stream Acquisition, Inc., a Delaware corporation ("MergerSub") wholly-owned by SGS Holdings LLC (now SGS Holdings, Inc.) ("Parent"), entered into a Contribution and Exchange Agreement, pursuant to which Parent contributed 73,094 SGS shares (approximately 96.2% of all outstanding SGS shares) to MergerSub. Immediately thereafter, MergerSub effected a merger (the "Merger") pursuant to which MergerSub was merged with and into the Company, with the Company continuing as the surviving corporation. As a result of the Merger, the Company became a wholly-owned subsidiary of Parent, which is controlled by affiliates of Ares Corporate Opportunities Fund II, L.P., EGS Dutchco B.V. and NewBridge International Investments Ltd. (collectively, the "Sponsors").

        The Sponsors constitute a group of stockholders who, prior to the time of and following the Merger, held a majority of the voting ownership of SGS through a parent entity. Since 2009, the Sponsors have been parties to a stockholders agreement related to the investment in SGS that provides for, among other things, the composition of the board of directors of SGS and certain voting and governance rights of SGS. The Merger was a common control transaction as defined in Emerging Issues Task Force ("EITF") Issue No. 02-5, Definition of "Common Control" in Relation to Accounting Standards Codification ("ASC") 805, Business Combinations ("ASC 805"). The Sponsors represent a group of stockholders that hold more than 50% of the voting ownership interest of each entity and contemporaneous written evidence of an agreement to vote a majority of the entities' shares in concert existed at the time of the Merger. Accordingly, the Merger has been accounted for at the carrying amounts of the equity interests transferred. Therefore, there was no change in the basis of the assets and liabilities of the Company. Equity accounts have been retroactively presented to show the common shares as a result of the Merger.

Our Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Our Business
Our Business

Note 1—Our Business

Stream Global Services, Inc. (“we,” “us,” “Stream,” the “Company” or “SGS”) is a global business process outsourcing (“BPO”) service provider and wholly owned subsidiary of SGS Holdings, Inc. (“Parent”) specializing in customer relationship management (“CRM”), including sales, customer care and technical support primarily for Fortune 1000 companies. Our clients include multinational computing/hardware, telecommunications service providers, software/networking, entertainment/media, retail, travel and financial services companies. Our service programs are delivered through a set of standardized best practices and sophisticated technologies by a highly skilled multilingual workforce with the ability to support 35 languages across approximately 56 service centers in 23 countries. We continue to expand our global presence and service offerings to increase revenue, improve operational efficiencies and drive brand loyalty for our clients.

Note 2—Our Business

        We are a global business process outsourcing ("BPO") service provider specializing in customer relationship management ("CRM"), including sales, customer care and technical support primarily for Fortune 1000 companies. Our clients include multinational computing/hardware, telecommunications service providers, software/networking, entertainment/media, retail, travel and financial services companies. Our service programs are delivered through a set of standardized best practices and sophisticated technologies by a highly skilled multilingual workforce with the ability to support 35 languages across approximately 51 service centers in 22 countries. We continue to expand our global presence and service offerings to increase revenue, improve operational efficiencies and drive brand loyalty for our clients.

Retrospective Application of Accounting Standard	12 Months Ended
Dec. 31, 2012
Retrospective Application of Accounting Standard
Retrospective Application of Accounting Standard

Note 3—Retrospective Application of Accounting Standard

        In June 2011, the FASB amended its guidance on the presentation of comprehensive income (loss). Under the amended guidance, an entity has the option to present comprehensive income (loss) in either one or two consecutive financial statements. The Company decided to present comprehensive income (loss) in two consecutive financial statements. The amendment became effective retrospectively for the Company's interim period ended March 31, 2012.

     In December 2011, the FASB issued additional guidance related to the presentation of other comprehensive income. This guidance is intended to allow the FASB time to reconsider whether it is necessary to require entities to present the effects of reclassifications out of accumulated other comprehensive income in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This guidance defers the effective date of only those provisions in the other comprehensive income guidance that relate to the presentation of reclassification adjustments out of other comprehensive income and reinstates the previous requirements to present reclassification adjustments either on the face of the statement in which other comprehensive income is reported or to disclose them in a note to the financial statements. The amendments in this new guidance became effective at the same time as the amendments in the other comprehensive income guidance explained above. The Company's adoption of this standard did not have a material impact on the Company's financial position, results of operations or cash flows.

        Effective January 1, 2013, the Company became a non-accelerated filer and is required to provide balance sheets as of the two most recent fiscal years and statements of operations, statements of comprehensive income (loss), statements of stockholders' equity and statements of cash flows for the three most recent fiscal years. Prior to January 1, 2013, the Company was a "smaller reporting company." As such, the Company is revising its financial statements and other information included in the Annual Report on Form 10-K for the year ended December 31, 2012 (the "2012 Form 10-K") to provide statements of operations, statements of comprehensive income (loss), statements of stockholders' equity and statements of cash flows for the fiscal year ended December 31, 2010 and these retrospectively applied changes in accounting principles or basis of presentation for such fiscal year.

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation
Basis of Presentation

Note 2—Basis of Presentation

Our consolidated condensed financial statements as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 include our accounts and those of our wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to cash and accounts payable in the consolidated condensed statement of cash flows for the three months ended March 31, 2012. The effect of the reclassification increased net cash provided by operating activities by $581 for the three months ended March 31, 2012.

In compliance with Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”), the Company analyzes its contractual arrangements to determine whether they represent variable interests in a variable interest entity (“VIE”) and, if so, whether the Company is the primary beneficiary. ASC 810 requires the Company to consolidate a VIE if the Company is determined to be the primary beneficiary regardless of ownership of voting shares. The Company is the primary beneficiary of a VIE in China, which it consolidates.  The assets, liabilities and obligations of the VIE are not material to these consolidated financial statements.

We have evaluated subsequent events through the date these financial statements were issued.

Note 4—Basis of Presentation

        Our consolidated financial statements as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011, and 2010 include our accounts and those of our wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to cash and accounts payable in the December 31, 2011 consolidated financial statements to conform to the 2012 financial statement presentation. The reclassifications have no impact on net loss.

        In compliance with ASC 810, Consolidation ("ASC 810"), the Company analyzes its contractual arrangements to determine whether they represent variable interests in a variable interest entity ("VIE") and, if so, whether the Company is the primary beneficiary. ASC 810 requires the Company to consolidate a VIE if the Company is determined to be the primary beneficiary regardless of ownership of voting shares. The Company is the primary beneficiary of a VIE in China, which it consolidates. The assets, liabilities and obligations of the VIE are not material to these consolidated financial statements.

        Results of operations for the year ended December 31, 2012 comprise the results of SGS and MergerSub. As a result of the Merger, all treasury stock was cancelled. 75,955 shares of the Company's common stock were cancelled and 1 share of the Company's common stock was reissued. The equity accounts have been retroactively adjusted for the effects of the Merger. MergerSub had no activities and all results presented are those of SGS. We have evaluated subsequent events through the date these financial statements were issued.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3—Summary of Significant Accounting Policies

Unaudited Interim Financial Information

The accompanying consolidated condensed financial statements as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly our financial position and results of operations and cash flows. The results for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ended December 31, 2013, or for any other interim period or future year.

Use of Estimates

The preparation of the consolidated condensed financial statements in conformity with accounting principles generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated condensed financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Foreign Currency Translation and Derivative Instruments

The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as “Other expenses, net.”

We account for derivative financial instruments utilizing the authoritative guidance in ASC 815, Derivatives and Hedging. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

All derivatives, including foreign currency forward contracts, are recognized in “Other current assets” or “Other current liabilities” on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in “Accumulated other comprehensive loss,” until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within “Direct cost of revenue.” Cash flows from the derivative contracts are classified within “Cash flows from operating activities.” Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

Changes in fair value of derivatives not designated as cash flow hedges are reported in “Other expenses, net.” Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in “Other expenses, net.”

We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge’s inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At March 31, 2013, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

As of March 31, 2013 and December 31, 2012, we had approximately $259,657 and $206,535, respectively, of foreign exchange risk hedged using forward exchange contracts. As of March 31, 2013, the forward exchange contracts we held were comprised of $187,155 of contracts determined to be effective cash flow hedges and $72,502 of contracts for which we elected not to apply hedge accounting.

As of March 31, 2013 and December 31, 2012, the fair market value of these derivative instruments designated as cash flow hedges reflected gains of $2,367 and $3,558, respectively. As of March 31, 2013 and December 31, 2012, the fair market value of derivatives for which we elected not to apply hedge accounting reflected losses of $219 and gains of $244, respectively. As of March 31, 2013 and December 31, 2012, $2,451 and $3,555 of unrealized gains, respectively, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of March 31, 2013 and December 31, 2012, included in other current assets is $374 and $586, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

For the three months ended March 31, 2013 and 2012, the Company had realized net losses of $100 and net gains of $2,006, respectively, on hedges for which the Company elected to not apply hedge accounting. For the three months ended March 31, 2013 and 2012, the Company realized net gains of $1,178 and $33, respectively, on hedges which were deemed effective cash flow hedges.

Fair Value of Financial Instruments

The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	March 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$2,148	$—	$2,148	$—
Total	$2,148	$—	$2,148	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—
Total	$3,802	$—	$3,802	$—

The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

At March 31, 2013, the fair value of our long term debt was $239,430. The fair value of our long term debt is determined from financial market quotations.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued guidance adding new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). We implemented these requirements in the first quarter of 2013. The guidance is intended to help entities improve the transparency of changes in other comprehensive income (“OCI”) and items reclassified out of AOCI in financial statements. It does not amend any existing requirements for reporting net income or OCI in financial statements. The implementation of the guidance did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company’s financial position, results of operations or cash flows.

Note 5—Summary of Significant Accounting Policies

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Cash Equivalents

        We consider all highly liquid investments with maturities at the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents of $14,059 and $15,762 at December 31, 2012 and 2011, respectively, were held in international locations and may be subject to additional taxes if repatriated to the United States. Cash balances held in foreign currency are also subject to fluctuation in their exchange rate if and when converted to U.S. Dollars.

Accounts Receivable and Concentration of Credit Risk

        Financial instruments that potentially subject us to significant concentrations of credit risk are principally accounts receivable. Services are provided to clients throughout the world and in various currencies. Amounts included in accounts receivable are incurred and billable at December 31, 2012.

        We extend credit to our clients in the normal course of business. We do not require collateral from our clients. We evaluate the collectability of our accounts receivable based on a combination of factors that include the payment history and financial stability of our clients, our clients' future plans and various market conditions. In circumstances where we are aware of a specific client's inability to meet its financial obligations, we record a specific reserve against amounts due. Historically, we have not experienced significant losses on uncollectible accounts receivable. We have a reserve for doubtful accounts of zero and $263 as of December 31, 2012 and 2011, respectively. We did record a bad debt provision of zero, zero, and $162 for the years ended December 31, 2012, 2011, and 2010, respectively.

Equipment & Fixtures and Operating Leases

        Equipment and fixtures are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Furniture and fixtures are depreciated over a five-year life, software over a three- to five-year life and equipment generally over a three- to five-year life. Leasehold improvements are depreciated over the shorter of their estimated useful life or the remaining term of the initial lease. Assets held under capital leases are recorded at the lower of the net present value of the minimum lease payments or the fair value of the leased asset at the inception of the lease. Amortization expense is computed using the straight-line method over the shorter of the estimated useful lives of the assets or the period of the related lease and is recorded in depreciation and amortization expense. Repair and maintenance costs are expensed as incurred.

        The carrying value of equipment and fixtures to be held and used is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable in accordance with the authoritative guidance. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition does not exceed its carrying amount. The amount of the impairment loss, if any, is measured as the amount by which the carrying value of the asset exceeds its estimated fair value, which is generally determined based on appraisals or sales prices of comparable assets. Occasionally, we redeploy equipment and fixtures from underutilized centers to other locations to improve capacity utilization if it is determined that the related undiscounted future cash flows in the underutilized centers would not be sufficient to recover the carrying amount of these assets.

        All of our facilities are leased with lease terms ranging from less than one year to eight years. Amortization of leasehold improvements is recorded ratably over the lesser of the life of the lease or the economic life of the assets. Where we have negotiated rent holidays and landlord or tenant incentives, we record them ratably over the initial term of the operating lease, which commences upon execution of the lease. We estimate fair value of our asset retirement obligations associated with the retirement of tangible long-lived assets such as property and equipment when the long-lived asset is acquired, constructed, developed or through normal operations. We depreciate leasehold improvements over the initial lease term.

Goodwill and Other Intangible Assets

        In accordance with the authoritative guidance, goodwill is reviewed for impairment annually and on an interim basis if events or changes in circumstances between annual tests indicate that an asset might be impaired. Impairment occurs when the carrying amount of goodwill exceeds its estimated fair value. We operate in one reporting unit, which is the basis for impairment testing of all goodwill. We utilize internally developed models to estimate our expected future cash flows in connection with our estimate of fair value of the reporting unit in the evaluation of goodwill. The key assumptions in our model consist of numerous factors including the discount rate, terminal value, growth rate and the achievability of our longer term financial results. Intangible assets with a finite life are recorded at cost and amortized using their projected cash flows over their estimated useful life. Client lists and relationships are amortized over periods up to ten years, market adjustments related to facility leases are amortized over the term of the respective lease and developed software is amortized over five years. Brands and trademarks are not amortized as their life is indefinite. In accordance with the authoritative guidance, indefinite-lived intangible assets are reviewed for impairment annually and on an interim basis if events or changes in circumstances between annual tests indicate that an asset might be impaired.

        The carrying value of finite-lived intangibles is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable in accordance with the authoritative guidance. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition does not exceed its carrying amount. The amount of the impairment loss, if any, is measured as the amount by which the carrying value of the asset exceeds its estimated fair value, which is generally determined based on appraisals or sales prices of comparable assets.

Financial Information Regarding Segment Reporting

        We have one reportable segment and, therefore, all segment-related financial information required by the authoritative guidance is included in the consolidated financial statements. The reportable segment reflects our operating and reporting structure.

Revenue Recognition

        We generate revenue based primarily on the amount of time our agents devote to a client's program. Revenue is recognized as services are provided. The majority of our revenue is from multi-year contracts and we expect that trend to continue. However, we do provide certain client programs on a short-term basis.

        Our policy is to recognize revenue when the applicable revenue recognition criteria have been met, which generally include the following:

  Persuasive evidence of an arrangement—We use a legally binding contract signed by the client as evidence of an arrangement. We consider the signed contract to be the most persuasive evidence of the arrangement.

  Delivery has occurred or services rendered—Delivery has occurred based on the billable time or transactions processed by each support professional, as defined in the client contract. The rate per billable time or transaction is based on a pre-determined contractual rate. Contractually pre-determined quality and performance metrics may adjust the amount of revenue recognized.

  Fee is fixed or determinable—We assess whether the fee is fixed or determinable at the outset of the arrangement, primarily based on the payment terms associated with the transaction. Our standard payment terms are normally within 90 days. Our experience has been that we are generally able to determine whether a fee is fixed or determinable.

  Collection is probable—We assess the probability of collection from each client at the outset of the arrangement based on a number of factors, including the client's payment history and its current creditworthiness. If in our judgment collection of a fee is not probable, we do not record revenue until the uncertainty is removed, which generally means revenue is recognized upon our receipt of the cash payment. Our experience has been that we are generally able to estimate whether collection is probable.

Direct Cost of Revenue

        We record the costs specifically associated with client billable programs identified in a client statement of work as direct cost of revenue. These costs include direct labor wages and benefits of service professionals in our call centers as well as reimbursable expenses such as telecommunication charges. The most significant portion of our direct cost of revenue is attributable to employee compensation, benefits and payroll taxes. These costs are expensed as they are incurred. Direct costs are affected by prevailing wage rates in the countries in which they are incurred and are subject to the effects of foreign currency fluctuations, net of the impact of any cash flow hedges.

Operating Expenses

        Our operating expenses consist of all expenses of operations other than direct costs of revenue, such as payroll and related costs, stock-based compensation, information technology, telecommunications, sales and marketing costs, finance, human resource management and other functions and service center operational expenses such as facility, operations and training and depreciation and amortization.

Income Taxes

        We recognize income taxes in accordance with the authoritative guidance, which requires recognition of deferred assets and liabilities for the future income tax consequence of transactions that have been included in the consolidated financial statements or tax returns. Under this method deferred tax assets and liabilities are determined based on the difference between the carrying amounts of assets and liabilities for financial reporting purposes, and the amounts used for income tax, using the enacted tax rates for the year in which the differences are expected to reverse. We provide valuation allowances against deferred tax assets whenever we believe it is more likely than not, based on available evidence, that the deferred tax asset will not be realized. Further we provide for the accounting for uncertainty in income taxes recognized in financial statements and the impact of a tax position in the financial statements if that position is more likely than not of being sustained by the taxing authority.

        Earnings of our foreign subsidiaries are designated as indefinitely reinvested outside the U.S. If required for our operations in the U.S., most of the cash held abroad could be repatriated to the U.S. but, under current law, would be subject to U.S. federal income taxes (subject to an adjustment for foreign tax credits). Currently, we do not anticipate a need to repatriate these funds to our U.S. operations.

Contingencies

        We consider the likelihood of various loss contingencies, including non-income tax and legal contingencies arising in the ordinary course of business, and our ability to reasonably estimate the range of loss in determining loss contingencies. An estimated loss contingency is accrued in accordance with the authoritative guidance when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. We regularly evaluate current information available to determine whether such accruals should be adjusted.

Foreign Currency Translation and Derivative Instruments

        The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders' equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as "Other income (expense)".

        We account for financial derivative instruments utilizing the authoritative guidance. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

        All derivatives, including foreign currency forward contracts, are recognized in "Other current assets" or "Other current liabilities" on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in "Accumulated other comprehensive income (loss)", until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within "Direct cost of revenue". Cash flows from the derivative contracts are classified within "Cash flows from operating activities". Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

        We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

        Changes in fair value of derivatives not designated as cash flow hedges are reported in "Other income (expense)". Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in "Other income (expense)".

        We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge's inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At December 31, 2012, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

        Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

        As of December 31, 2012 and 2011, we had approximately $206,535 and $216,491, respectively, of foreign exchange risk hedged using forward exchange contracts. As of December 31, 2012, the forward exchange contracts we held were comprised of $167,140 of contracts determined to be effective cash flow hedges and $39,395 of contracts for which we elected not to apply hedge accounting.

        As of December 31, 2012, 2011, and 2010, the fair market value of these derivative instruments designated as cash flow hedges reflected a gain of $3,558, a loss of $2,424, and a gain of $5,358, respectively. As of December 31, 2012, 2011, and 2010, the fair market value of derivatives for which we elected not to apply hedge accounting reflected a gain of $244, a loss of $1,078, and a gain of $373, respectively. As of December 31, 2012, $3,555 of unrealized gains, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of December 31, 2012 and 2011, included in other current assets is $586 and included in other current liabilities is $84, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

        For the years ended December 31, 2012, 2011, and 2010, the Company had realized a net gain of $2,114, net loss of $2,878, and a net gain of $1,041, respectively, on hedges for which the Company elected to not apply hedge accounting. For the years ended December 31, 2012, 2011, and 2010, the Company realized net gains of $2,256, $4,416, and $1,986, respectively, on hedges which were deemed effective cash flow hedges. During the years ended December 31, 2012, 2011, and 2010, the Company realized no gain, and gains of $298, and $5,945 respectively, on hedges which were previously determined to be effective cash flow hedges.

Fair Value of Financial Instruments

        The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—

Total	$3,802	$—	$3,802	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$(3,502)	$—	$(3,502)	$—

Total	$(3,502)	$—	$(3,502)	$—

        The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

        The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

        At December 31, 2012, the fair value of our long term debt was $210,000. The fair value of our long term debt is determined from financial market quotations.

Market Lease Reserve

        We assumed facility leases in connection with the acquisition of EGS. Under the authoritative guidance, the operating leases are to be recorded at fair value at the date of acquisition. We determined that certain of the facility lease contract rates were in excess of the market rates at the date of acquisition, resulting in an above market lease reserve. The above and below market lease values for the assumed facility leases were recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to each operating lease and (ii) management's estimate of fair market lease rates for each corresponding operating lease, measured over a period equal to the remaining term of the lease. The market lease reserves are amortized as a reduction of base rental expense over the remaining term of the respective leases.

        For the years ended December 31, 2012, 2011, and 2010, the amortization of the market lease reserve, including imputed interest, was $748, $3,298, and $4,412, respectively.

Stock-Based Compensation

        At December 31, 2012, 2011 and 2010, we had a stock-based compensation plan for employees and directors. We adopted the fair value recognition provisions of the financial guidance at our inception. For share-based payments, the fair value of each grant (time-based grants with performance acceleration) is estimated on the date of grant using the Black-Scholes-Merton option valuation. Stock compensation expense is recognized on a straight-line basis over the vesting term, net of an estimated future forfeiture rate. The Company estimates the forfeiture rate annually based on its historical experience of vested and forfeited awards.

Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board ("FASB") amended its guidance to converge fair value measurement and disclosure guidance in U.S. GAAP with International Financial Reporting Standards ("IFRS"). IFRS is a comprehensive series of accounting standards published by the International Accounting Standards Board. The amendment changes the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The FASB does not intend for the amendment to result in a change in the application of the requirements in the current authoritative guidance. The amendment became effective prospectively for the Company's interim period ended March 31, 2012. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

               In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company's financial position, results of operations or cash flows.

Goodwill and Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangibles
Goodwill and Intangibles

Note 5—Goodwill and Intangibles

Goodwill and Indefinite Lived Intangible Assets

We evaluate goodwill and indefinite-lived intangible assets for impairment annually and whenever events or changes in circumstances suggest that the carrying value of goodwill and indefinite-lived intangible assets may not be recoverable. We utilize internally developed models to estimate our expected future cash flow and utilize a discounted cash flow technique to estimate the fair value of the Company in connection with our evaluation of goodwill and indefinite-lived intangible assets. No impairment of goodwill and indefinite-lived intangible assets resulted from our most recent evaluation of goodwill and indefinite-lived intangible assets for impairment, which occurred in the fourth quarter of 2012, nor do we believe any indicators of impairment have occurred. Our next annual impairment assessment will be conducted in the fourth quarter of 2013.

The following is a roll-forward of goodwill as of March 31, 2013:

Balance at December 31, 2012	$226,749
Acquisition of LBM	26,258
Balance at March 31, 2013	$253,007

Intangible Assets

We review identified intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying value to future undiscounted cash flows that the assets are expected to generate over their remaining economic lives. If such assets are considered to be impaired, the impairment to be recognized in the statement of operations is the amount by which the carrying value of the assets exceeds their fair value, determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. There were no impairments recorded during the three months ended March 31, 2013.

Intangible assets at March 31, 2013 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	3.7	$110,823	$66,019	$44,804
Technology-based intangible assets	3 to 5 years	2.8	5,341	1,928	3,413
Non-compete agreements	2 years	1.9	2,767	115	2,652
Trade names	4 years	2.7	704	15	689
Trade names - indefinite	Indefinite	Indefinite	16,100	—	16,100
			$135,735	$68,077	$67,658

Future amortization expense of our intangible assets for the next five years and thereafter is expected to be as follows:

	Remainder of 2013	2014	2015	2016	2017	2018	Thereafter
Amortization	$11,812	$11,875	$8,803	$6,503	$5,176	$4,335	$3,054

Note 6—Goodwill and Intangibles

  Goodwill and Indefinite-Lived Intangible Assets

        We evaluate goodwill and indefinite-lived intangible assets for impairment annually and whenever events or changes in circumstances suggest that the carrying value of goodwill and indefinite-lived intangible assets may not be recoverable. We utilize internally developed models to estimate our expected future cash flow and utilize a discounted cash flow technique to estimate the fair value of the Company in connection with our evaluation of goodwill and indefinite-lived intangible assets. No impairment of goodwill and indefinite-lived intangible assets resulted from our most recent evaluation of goodwill and indefinite-lived intangible assets for impairment, which occurred in the fourth quarter of 2012, nor do we believe any indicators of impairment have occurred. Our next annual impairment assessment will be conducted in the fourth quarter of 2013.

  Intangible Assets

        We review identified intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying value to future undiscounted cash flows that the assets are expected to generate over their remaining economic lives. If such assets are considered to be impaired, the impairment to be recognized in the statement of operations is the amount by which the carrying value of the assets exceeds their fair value, determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. There were no impairments recorded during the year ended December 31, 2012.

        Intangible assets at December 31, 2012 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	2.6	$98,749	$63,055	$35,694
Technology-based intangible assets	5 years	1.0	2,198	1,652	546
Trade names	Indefinite	Indefinite	16,100	—	16,100

			$117,047	$64,707	$52,340

        Future amortization expense of our intangible assets for the next five years is expected to be as follows:

	2013	2014	2015	2016	2017	Thereafter
Amortization	$11,497	$7,571	$5,652	$4,435	$3,425	$3,660

Warrants	12 Months Ended
Dec. 31, 2012
Warrants
Warrants

Note 7—Warrants

        During 2010, we repurchased 2,271 public warrants from holders for $1,608 in privately negotiated transactions. During 2010, holders of our warrants exercised 381 warrants. As of December 31, 2010, there were 7,357 warrants outstanding, including 30 shares of common stock underlying warrants embedded in our units. The warrants expired on October 17, 2011.

Severance, Restructuring and Other Charges	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Severance, Restructuring and Other Charges
Severance, Restructuring and Other Charges

Note 6—Severance, Restructuring and Other Charges, Net

During the three months ended March 31, 2013, we recorded a net expense of $1,699, primarily related to salary continuation related to reductions in workforce and expenses related to the acquisition of LBM.

During the three months ended March 31, 2012, we recorded a net expense of $2,804, primarily related to salary continuation related to reductions in workforce.

Severance, restructuring and other charges, net, consist of the following:

	Three Months Ended March 31,
	2013	2012
Severance	$679	$2,455
Lease exit charges, net	46	349
Transaction related expenses	974	—
Severance, restructuring and other charges, net	$1,699	$2,804

The activity in the Company’s restructuring and other liabilities, which are included in liabilities, is as follows:

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2012	$1,042	$1,810	$470	$3,322
Expense	679	46	974	1,699
Cash Paid	(875)	(701)	(740)	(2,316)
Balance at March 31, 2013	$846	$1,155	$704	$2,705

Note 8—Severance, Restructuring and Other Charges

        During the year ended December 31, 2012, we recorded a net expense of $14,401, primarily related to salary continuation related to reductions in workforce, legal charges related to our privatization transaction in the second quarter and the closure of call centers and transaction related fees principally related to the Merger and other business development related activities.

        During the year ended December 31, 2011, we recorded a net expense of $10,769, primarily related to salary continuation related to reductions in workforce that occurred in the second and third quarter of 2011, direct third party transaction related expenses incurred related to the review and pursuit of business development related activities, litigation expenses and the release of lease exit liabilities established at one of our facilities.

        During the year ended December 31, 2010, we recorded charges of $11,899, primarily related to lease exit liabilities established in vacated locations and charges related to changes in leadership and management positions within the company.

        Severance, restructuring and other charges, net, consist of the following:

	Year Ended December 31,
	2012	2011	2010
Severance	$5,627	$11,079	$6,501
Lease exit charges	4,898	7	3,443
Asset impairment charges	—	275	1,746
Transaction related expenses	3,876	(592)	209

Severance, restructuring and other charges, net	$14,401	$10,769	$11,899

        The activity in the Company's restructuring liabilities, which are included in liabilities, is as follows:

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2010	$2,491	$2,807	$—	$5,298
Expense	11,196	946	—	12,142
Cash Paid	(11,627)	(897)	—	(12,524)
Reversals(1)	(115)	(1,421)	—	(1,536)

Balance at December 31, 2011	$1,945	$1,435	$—	$3,380
Expense	5,627	4,898	3,876	14,401
Cash Paid	(6,530)	(4,061)	(3,406)	(13,997)
Reclassification(2)	—	(462)	—	(462)

Balance at December 31, 2012	$1,042	$1,810	$470	$3,322

(1)
During the year ended December 31, 2011, the Company reversed a previously recorded lease exit reserve.

(2)
During the year ended December 31, 2012, the Company reclassified $462 from restructuring liabilities to deferred rent liabilities.

Equipment and Fixtures, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equipment and Fixtures, Net
Equipment and Fixtures, Net

Note 7—Equipment and Fixtures, Net

Equipment and fixtures, net, consist of the following:

	March 31, 2013	December 31, 2012
Furniture and fixtures	$19,242	$17,696
Building improvements	70,265	66,369
Computer equipment	73,701	70,238
Software	44,413	40,460
Telecom and other equipment	55,532	55,418
Equipment and fixtures not yet placed in service	536	1,380
	$263,689	$251,561
Less: accumulated depreciation	(165,267)	(154,710)
	$98,422	$96,851

Note 9—Equipment and Fixtures, Net

        Equipment and fixtures, net, consist of the following:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$17,696	$15,366
Building improvements	66,369	47,870
Computer equipment	70,238	52,560
Software	40,460	30,920
Telecom and other equipment	55,418	54,241
Equipment and fixtures not yet placed in service	1,380	1,577

	$251,561	$202,534
Less: accumulated depreciation	(154,710)	(114,923)

	$96,851	$87,611

Accrued Employee Compensation and Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Employee Compensation and Benefits
Accrued Employee Compensation and Benefits

Note 8—Accrued Employee Compensation and Benefits

Accrued employee compensation and benefits consist of the following:

	March 31, 2013	December 31, 2012
Compensation related amounts	$31,821	$28,386
Vacation liabilities	16,094	14,176
Medical and dental liabilities	2,257	2,078
Employer taxes	3,585	2,098
Statutory retirement plans	11,645	10,860
Other benefit related liabilities	199	437
	$65,601	$58,035

Note 10—Accrued Employee Compensation and Benefits

        Accrued employee compensation and benefits consist of the following:

	December 31, 2012	December 31, 2011
Compensation related amounts	$28,386	$31,477
Vacation liabilities	14,176	12,534
Medical and dental liabilities	2,078	2,284
Employer taxes	2,098	2,284
Statutory retirement plans	10,860	10,112
Other benefit related liabilities	437	1,619

	$58,035	$60,310

Other Accrued Expenses and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Other Liabilities
Other Accrued Expenses and Other Liabilities

Note 9—Other Accrued Expenses and Other Liabilities

Other accrued expenses consist of the following:

	March 31, 2013	December 31, 2012
Professional fees	$3,506	$3,560
Accrued interest	13,446	6,226
Occupancy expense	1,864	2,108
Technology expense	2,131	1,841
Forward exchange contracts	1,162	204
Value added and sales tax	3,181	1,547
Other accrued expenses	8,850	5,191
	$34,140	$20,677

Other current liabilities consist of the following:

	March 31, 2013	December 31, 2012
Lease exit liability	$1,067	$1,704
Deferred revenue	582	1,512
Market lease reserves	768	946
Other	4,649	1,225
Total other current liabilities	$7,066	$5,387

Other long-term liabilities consist of the following:

	March 31, 2013	December 31, 2012
Deferred rent	$4,417	$4,415
Accrued income taxes	11,600	11,143
Market lease reserves	126	61
Asset retirement obligation	3,532	—
Other	1,557	334
Total other long-term liabilities	$21,232	$15,953

Note 11—Other Accrued Expenses and Other Liabilities

        Other accrued expenses consist of the following:

	December 31, 2012	December 31, 2011
Professional fees	$3,560	$4,364
Accrued interest	6,226	5,963
Occupancy expense	2,108	1,879
Technology expense	1,841	2,623
Forward exchange contracts	204	3,605
Other accrued expenses	6,738	9,995

	$20,677	$28,429

        Other current liabilities consist of the following:

	December 31, 2012	December 31, 2011
Lease exit liability	$1,704	$1,083
Deferred revenue	1,512	1,397
Market lease reserves	946	1,639
Other	1,225	2,132

Total other current liabilities	$5,387	$6,251

        Other long-term liabilities consist of the following:

	December 31, 2012	December 31, 2011
Deferred rent	$4,415	$1,755
Accrued income taxes	11,143	10,329
Market lease reserves	61	978
Other	334	755

Total other long-term liabilities	$15,953	$13,817

Long-Term Debt and Revolving Credit Facility	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt and Revolving Credit Facility
Long-Term Debt and Revolving Credit Facility

Note 10—Long-Term Debt and Revolving Credit Facility

Pursuant to an indenture dated as of October 1, 2009 (the “Indenture”), among Stream, certain of our subsidiaries and Wells Fargo Bank, National Association, as trustee, we issued $200 million aggregate principal amount of 11.25% Senior Secured Notes due 2014 (the “Notes”) at an initial offering price of 95.454% of the principal amount, the proceeds of which were used to pay off the debt from our Fifth Amended and Restated Revolving Credit, Term Loan and Security Agreement, dated as of January 8, 2009, as amended, with PNC Bank, National Association and other signatories thereto along with debt acquired from EGS. On March 8, 2013, we issued an additional $30 million aggregate principal amount of the Notes pursuant to the Indenture at an initial offering price of 102.00% of the principal amount (plus accrued interest), the proceeds of which were used to pay down our credit facility following the acquisition of LBM.

In addition, we and certain of our subsidiaries (collectively, the “Borrowers”) entered into a credit agreement, dated as of October 1, 2009, as amended by the First Amendment to Credit Agreement dated June 3, 2011, the Second Amendment to Credit Agreement dated November 1, 2011 and the Third Amendment to Credit Agreement dated December 27, 2012 (as amended, the “Credit Agreement”), with Wells Fargo Capital Finance, LLC, as agent and co-arranger, and Goldman Sachs Lending Partners LLC, as co-arranger, and each of the lenders party thereto, as lenders, providing for revolving credit financing (the “ABL Facility”) of up to $125 million, including a $20 million sub-limit for letters of credit. The ABL Facility has a term of five years effective from the date of the Third Amendment to Credit Agreement or 120 days prior to the maturity of our Notes (including any refinancing or extension of the Notes), whichever is less, at an interest rate of Wells Fargo’s base rate plus 150 basis points or LIBOR plus 250 basis points at our discretion. We capitalized fees of $8,966 and $5,642 associated with the Notes and the Credit Agreement, respectively, at the inception of these agreements and subsequent amendments that are being amortized over their respective lives. We amortized $924 of such capitalized fees into expense for the three months ended March 31, 2013.

The ABL facility has a fixed charge coverage ratio financial covenant that is operative when our availability under the facility is less than $25 million. As of March 31, 2013, we had $88,136 available under the ABL Facility. We made draws on the ABL Facility of $80,863 and $65,551 for the three months ended March 31, 2013 and 2012, respectively, and payments on the ABL Facility of $90,000 and $85,535 for the three months ended March 31, 2013 and 2012, respectively. We are in compliance with the financial covenant in the Credit Agreement as of March 31, 2013. Substantially all of the assets of Stream excluding intangible assets secure the Notes and the ABL Facility. See Note 16 for Guarantor Financial Information.

Long-term borrowings consist of the following:

	March 31, 2013	December 31, 2012
Revolving line of credit	$25,543	$34,680
11.25% Senior Secured Notes	230,000	200,000
Other	16,088	14,904
	271,631	249,584
Less: current portion	(6,630)	(5,333)
Less: discount on notes payable	(2,823)	(3,897)
Long-term debt	$262,178	$240,354

Minimum principal payments on long-term debt subsequent to March 31, 2013 are as follows:

Total
2013	5,676
2014	260,336
2015	3,390
2016	769
2017	1,460
Total	$271,631

We had Letters of Credit in the aggregate outstanding amounts of $1,939 and $3,245 at March 31, 2013 and December 31, 2012, respectively.

We had $280 and $380 of restricted cash as of March 31, 2013 and December 31, 2012, respectively.

Note 12—Long-Term Debt and Revolving Credit Facility

        Pursuant to an indenture dated as of October 1, 2009 (the "Indenture"), among Stream, certain of our subsidiaries and Wells Fargo Bank, National Association, as trustee, we issued $200 million aggregate principal amount of 11.25% Senior Secured Notes due 2014 (the "Notes") at an initial offering price of 95.454% of the principal amount, the proceeds of which were used to pay off the debt from our Fifth Amended and Restated Revolving Credit, Term Loan and Security Agreement, dated as of January 8, 2009, as amended, with PNC Bank, National Association and other signatories thereto along with debt acquired from EGS. In addition, we and certain of our subsidiaries (collectively, the "Borrowers") entered into a credit agreement, dated as of October 1, 2009, as amended by the First Amendment to Credit Agreement dated June 3, 2011, the Second Amendment to Credit Agreement dated November 1, 2011 and the Third Amendment to Credit Agreement dated December 27, 2012 (as amended, the "Credit Agreement"), with Wells Fargo Capital Finance, LLC, as agent and co-arranger, and Goldman Sachs Lending Partners LLC, as co-arranger, and each of the lenders party thereto, as lenders, providing for revolving credit financing (the "ABL Facility") of up to $125 million, including a $20 million sub-limit for letters of credit. The ABL Facility has a term of five years or 120 days prior to the maturity of our Notes (including any refinancing or extension of the Notes), whichever is less, at an interest rate of Wells Fargo's base rate plus 150 basis points or LIBOR plus 250 basis points at our discretion. We capitalized fees of $7,815 and $5,642 associated with the Notes and the Credit Agreement, respectively, at the inception of these agreements and subsequent amendments that are being amortized over their respective lives. We amortized $2,613 of such capitalized fees into expense for the year ended December 31, 2012.

        The ABL facility has a fixed charge coverage ratio financial covenant that is operative when our availability under the facility is less than $25 million. As of December 31, 2012, we had $74,342 available under the ABL Facility. We made draws on the ABL Facility of $316,717 and $274,026 for the years ended December 31, 2012 and 2011, respectively, and payments on the ABL Facility of $326,792 and $253,777 for the years ended December 31, 2012 and 2011, respectively. We are in compliance with the financial covenant in the Credit Agreement as of December 31, 2012. Substantially all of the assets of Stream excluding intangible assets secure the Notes and the ABL Facility. See Note 19 for Guarantor Financial Information.

        Long-term borrowings consist of the following:

	December 31, 2012	December 31, 2011
Revolving line of credit	$34,680	$44,755
11.25% Senior Secured Notes	200,000	200,000
Other	14,904	1,215

	249,584	245,970
Less: current portion	(5,333)	(453)
Less: discount on notes payable	(3,897)	(5,743)

Long-term debt	$240,354	$239,774

        Minimum principal payments on long-term debt subsequent to December 31, 2012 are as follows:

Total
2013	$5,333
2014	239,688
2015	2,268
2016	736
2017	1,559

Total	$249,584

        We had Letters of Credit in the aggregate outstanding amounts of $3,245 at December 31, 2012 and $5,167 at December 31, 2011, respectively.

        We had $380 and $215 of restricted cash as of December 31, 2012 and 2011, respectively.

Accumulated Other Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 11—Accumulated Other Comprehensive Loss

The following table shows the components of accumulated other comprehensive loss as of March 31, 2013:

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive loss
Beginning balance December 31, 2012	$3,283	$(9,928)	$(6,645)
Current period other comprehensive loss	(1,296)	(943)	(2,239)
Ending balance March 31, 2013	$1,987	$(10,871)	$(8,884)

The following table summarizes activity in other comprehensive income (loss) related to forward exchange contracts held by the Company during the three months ended March 31, 2013:

	Three Months Ended March 31,
	2013	2012
Change in fair value of forward exchange contracts, net of tax	$(2,474)	$2,031
Amount reclassified to direct cost of revenue	1,178	631
Change in unrecognized gains/losses on forward exchange contracts	$(1,296)	$2,662

Note 13—Accumulated Other Comprehensive Income (Loss)

        The following table shows the components of accumulated other comprehensive income (loss) as of December 31, 2012:

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Beginning balance December 31, 2011	$(2,406)	$(10,026)	$(12,432)
Current period other comprehensive income (loss)	5,689	98	5,787

Ending balance December 31, 2012	$3,283	$(9,928)	$(6,645)

        The following table summarizes activity in other comprehensive income (loss) related to forward exchange contracts held by the Company during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Change in fair value of forward exchange contracts, net of tax	$3,149	$(2,545)	$3,554
Adjustment for net gains/losses realized and included in net income	2,540	(5,219)	1,891

Change in unrecognized gains/losses on forward exchange contracts	$5,689	$(7,764)	$5,445

Defined Contribution and Benefit Plans	12 Months Ended
Dec. 31, 2012
Defined Contribution and Benefit Plans
Defined Contribution and Benefit Plans

Note 14—Defined Contribution and Benefit Plans

        We have defined contribution and benefit plans in various countries. The plans cover all full-time employees other than excluded employees as defined in the plans. The participants may make pretax contributions to the plans, and we can make both matching and discretionary contributions. In the years ended December 31, 2012, 2011 and 2010, we recorded $4,417, $3,717 and $3,264, respectively, in matching contributions to the plans. In the years ended December 31, 2012, 2011 and 2010, we made no discretionary contributions to the plans. Our defined benefit plans are funded primarily through annuity contracts with third party insurance companies. We do not have any material obligations under these plans other than funding the annual insurance premiums.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

Note 12—Income Taxes

The domestic and foreign source component of income (loss) before taxes is as follows:

	Three months ended March 31, 2013	Three months ended March 31, 2012
Total US	$(5,810)	$(2,951)
Total Foreign	7,440	3,356
Total	$1,630	$405

The provisions for income taxes for the three months ended March 31, 2013 and 2012 relate primarily to the foreign source component of income (loss) before tax. Our operations in countries outside the United States are generally taxed at lower statutory rates and also benefit from tax holidays.

We file income tax returns in the U.S. federal jurisdiction and various state and foreign tax jurisdictions. We operate in a number of international tax jurisdictions and are subject to audits of income tax returns by tax authorities in those jurisdictions. We have open audit periods beginning after 2004 through the current period in various jurisdictions and are currently under audit in India, Canada, Italy, and Philippines.

Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), limits the amount of US tax attributes (Net operating loss carry forwards and tax credits) that can be utilized annually to offset future taxable income based on certain 3-year cumulative increases in the ownership interests of stockholders who are 5% stockholders under the Code. The Company has determined that an ownership change occurred under these federal income tax provisions on April 27, 2012. However, the Company does not expect to generate U.S. taxable income in excess of the accumulated limitation in 2013.

The Italy Revenue Agency Enactment No. 140973 provides a refund claim in the event of non-deduction of employee and quasi-employee costs.  This refund claim applied to tax years 2007 through 2011.  We recorded a benefit of $1,008 related to this refund in the three months ended March 31, 2013.

As of March 31, 2013 and December 31, 2012, the liability for unrecognized tax benefits (including interest and penalties) was $11,328 and $11,222, respectively, and was recorded within other long term liabilities in our consolidated financial statements. Included in these amounts is $1,599 for both the three months ended March 31, 2013 and for the year ended December 31, 2012 of un-benefitted tax losses, which would be realized if the related uncertain tax positions were settled. As of January 1, 2013, we had reserved $2,633 for accrued interest and penalties, which increased to $2,849 as of March 31, 2013. We recognize accrued interest and penalties associated with uncertain tax positions as part of the income tax provision. The total amount of net unrealized tax benefits that would affect income tax expense, if ever recognized in our consolidated financial statements, is $9,729. This amount includes interest and penalties of $2,849. We estimate that within the next 12 months, our unrecognized tax benefits, and interest and penalties, could decrease as a result of settlements with taxing authorities or the expiration of the statute of limitations by $4,922.

Note 15—Income Taxes

        The domestic and foreign source component of income (loss) before tax is as follows:

	December 31,
	2012	2011	2010
Total US	$(28,647)	$(37,669)	$(68,897)
Total Foreign	20,967	20,125	25,814

Total	$(7,680)	$(17,544)	$(43,083)

        The components of the income tax expense (benefit) are as follows:

	December 31,
	2012	2011	2010
Current:
Federal	$(42)	$(1,742)	$214
State	147	(37)	326
Foreign	4,795	6,532	6,083

Total Current	$4,900	$4,753	$6,623
Deferred:
Federal	$344	$301	$1,141
State	(98)	24	308
Foreign	121	1,015	2,320

Total Deferred	$367	$1,340	$3,769

Total	$5,267	$6,093	$10,392

        A reconciliation of the provision for income taxes with amounts determined by applying the statutory US Federal rate is as follows:

	December 31,
	2012	2011	2010
Federal tax rate	$(2,688)	$(6,141)	$(15,079)
State and local income taxes, net of federal income tax benefits	(695)	(1,474)	(494)
Foreign income taxed at different rate to US	(483)	(8,698)	(6,226)
Change in valuation allowance	9,891	17,800	22,369
Adjustment to deferreds	(4,131)	(2,784)	1,653
Non deductible expenses related to foreign tax holiday	4,593	10,034	5,469
Credits and tax holidays	(6,378)	(1,227)	(312)
Reserve for uncertain tax positions	1,307	(1,897)	1,009
Permanent items	1,410	(1,214)	626
Foreign inclusions	2,192	1,337	1,161
Other differences	249	357	216

Provision for income taxes	$5,267	$6,093	$10,392

        Deferred income taxes consist of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets:
Accruals, allowances, and reserves	$8,810	$10,391
Tax credits	11,387	5,752
Loss carry forwards	21,386	25,266
Tangibles/Intangibles	8,902	7,416
Payables/Receivables	29,737	25,964
Market leases	590	717
Other	237	162

	81,049	75,668
Valuation allowance	(68,205)	(58,314)

Total deferred tax assets	12,844	17,354
Deferred tax liabilities:
Intangible assets	16,494	20,655

Total deferred tax liabilities	16,494	20,655

Net deferred tax assets (liabilities)	$(3,650)	$(3,301)

        At December 31, 2012 and 2011, we had $41,547 and $53,696, respectively, of U.S. federal net operating losses, which will expire between 2024 and 2031. At December 31, 2012 and 2011, we had $33,447 and $28,902, respectively, of state net operating losses, which will expire between 2013 and 2031. At December 31, 2012 and 2011, the foreign operating loss carry forwards includes $14,878 and $14,983, respectively, with no expiration date, and $7,190 and $6,906, respectively, of foreign-generated net operating losses, which will expire over various periods through 2021. The net operating losses are evaluated for each foreign jurisdiction and a full valuation allowance established where we believe that it is more likely than not based on available evidence that the asset will not be realized.

        At December 31, 2012, we had $10,064 of credits available for carry forward which will expire between 2013 and 2032, and $1,323 of credits with no expiration date.

        We had recorded a valuation allowance of $68,205 and $58,314 at December 31, 2012 and 2011, respectively, against net operating losses and deferred tax assets for which realization of any future benefit is uncertain due to taxable income limitations.

        We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. We operate in a number of international tax jurisdictions and are subject to audits of income tax returns by tax authorities in those jurisdictions. We have open audit periods beginning after 2002 through the current period in various jurisdictions and are currently under audit in India, Canada, Philippines and Italy.

        Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"), limits the amount of US tax attributes (Net operating loss carry forwards and tax credits) that can be utilized annually to offset future taxable income based on certain 3-year cumulative increases in the ownership interests of stockholders who are 5% stockholders under the Code. The Company has determined that an ownership change occurred under these federal income tax provisions on April 27, 2012 in connection with the Merger. However, the Company does not expect to generate U.S. taxable income in excess of the annual limitation in 2012.

        On January 2, 2013, President Obama signed into law the American Taxpayer Relief Act of 2012 (often referred to as the "Fiscal Cliff Legislation"). The legislation reinstates retroactively to January 1, 2012 various tax provisions that had expired. Under ASC 740-10-45-15, the effects of changes in tax rates and laws on deferred tax balances are recognized in the period the new legislation is enacted. As this tax legislation was enacted in January 2013, these financial statements do not consider the effects of the legislation. Had this legislation been enacted in 2012, it would have resulted in an additional $8.9 million of net operating loss, approximately $0.5 million of additional tax credits, and $0.5 million of additional state net operating loss in the United States being reflected in these financial statements.

        We have been granted various tax holidays in foreign jurisdictions. These tax holidays are given as an incentive to attract foreign investment and under agreements relating to such tax holidays we receive certain exemptions from taxation on income from export related activities. The income tax benefit from foreign tax holidays was $984, $629 and $416 for the years ended December 31, 2012, 2011 and 2010, respectively. Certain of the tax holidays are set to expire between 2013 and 2031.

        We currently benefit from income tax holiday incentives in the Philippines pursuant to the registrations with the Philippine Economic Zone Authority, or PEZA, of our various projects and operations. Under such PEZA registrations, the income tax holiday of our various PEZA-registered projects in the Philippines expire at staggered dates through 2016. However, if there is an opportunity to renew or extend the holiday every attempt will be made to do so. In the event we are not able to renew, the expiration of these tax holidays will increase our effective income tax rate.

        As of December 31, 2012, approximately $70,856 of earnings held by our foreign subsidiaries are designated as indefinitely reinvested outside the U.S. If required for our operations in the U.S., most of the cash held abroad could be repatriated to the U.S. but, under current law, would be subject to U.S. federal income taxes (subject to an adjustment for foreign tax credits). Currently, we do not anticipate a need to repatriate these funds to our U.S. operations.

        Reconciliation of the beginning and ending total amounts of unrecognized tax benefits (exclusive of interest and penalties) is as follows:

Beginning balance January 1, 2012	$6,326
Additions to tax positions related to the current year	1,586
Additions for tax positions related to the prior year	—
Reductions for tax positions related to prior year	(506)
Lapse of statute of limitations	(416)

Ending balance December 31, 2012	$6,990

        As of December 31, 2012 and 2011, the liability for unrecognized tax benefits (including interest and penalties) was $11,222 and $10,349, respectively, and was recorded within other long term liabilities in our consolidated financial statements. Included in these amounts is approximately $1,599 for both of the years ended December 31, 2012 and 2011 of un-benefitted tax losses, which would be realized if the related uncertain tax positions were settled. As of January 1, 2012, we had reserved $2,423 for accrued interest and penalties, which increased to $2,633 as of December 31, 2012. We recognize accrued interest and penalties associated with uncertain tax positions as part of the income tax provision. The total amount of net unrealizable tax benefits that would affect the income tax expense, if ever recognized in our consolidated financial statements is $9,623. This amount includes interest and penalties of $2,633. We estimate that within the next 12 months, our unrecognized tax benefits, and interest and penalties, could decrease as a result of settlements with taxing authorities or the expiration of the statute of limitations by $5,054.

Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Stock Options

Note 13—Stock Options

The Company’s 2008 Stock Incentive Plan (the “2008 Plan”) was terminated on April 27, 2012. The 2008 Plan provided for the grant of incentive and nonqualified stock options. The 2008 Plan had authorized grants of up to 10,000 shares of common stock at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2008 Plan provided that the options shall have terms not to exceed ten years from the grant date. During the three months ended March 31, 2012, we granted options to purchase 160 shares of our common stock to our employees that were subsequently terminated.

The per share fair value of options granted was determined using the Black-Scholes-Merton model.

The following assumptions were used for the option grants in the three months ended March 31, 2012 under the 2008 Plan:

Three months ended March 31, 2012
Option term (years)	6.380
Volatility	71.89%
Risk-free interest rate	1.14 — 1.19%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$1.74

During the three months ended March 31, 2012, 323 stock option grants under the 2008 Plan were vested, zero were exercised, and 504 were forfeited.

At March 31, 2013, no stock options were outstanding under the 2008 Plan. There are no shares outstanding, vested, or expected to vest (including forfeiture adjusted unvested shares) as the plan was cancelled.

On June 8, 2012, the Board of Directors and stockholders of Parent approved the 2012 Stock Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the grant of incentive and nonqualified stock options. The 2012 Plan has authorized grants of up to 80 shares of common stock of Parent at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2012 Plan provides that the options shall have terms not to exceed seven years from the grant date.

The following assumptions were used for the option grants in the three months ended March 31, 2013 under the 2012 Plan:

Three months ended March 31, 2013
Option term (years)	5.00
Volatility	44.35%
Risk-free interest rate	0.88%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$70.87

The option term was calculated under the simplified method for all option grants issued during the three months ended March 31, 2013. The volatility assumptions were based on a weighted average of the historical volatilities for the Company and its peer group. The risk-free interest rate assumptions were based upon the implied yields from the U.S. Treasury zero-coupon yield curve with a remaining term equal to the expected term in options.

During the three months ended March 31, 2013, 20 stock option grants under the 2012 Plan were vested, zero were exercised, and 0.6 were forfeited.

Stock options issued under the 2012 Plan during the three months ended March 31, 2013 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2012	74.3	$425.00	—	6.82
Granted	0.8	425.00	$70.87
Exercised	—	—
Forfeited	0.6	425.00
Outstanding at March 31, 2013	74.5	$425.00		6.56

At March 31, 2013, we had stock options to purchase 20 shares that were exercisable. The weighted average exercise price of options currently exercisable is $425.00 at March 31, 2013. The weighted average remaining contractual term of options currently exercisable is 6.53 years at March 31, 2013. The total fair value of options vested during the three months ended March 31, 2013 was $120. There are 55 shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) with a weighted average exercise price of $425.00 and a weighted average remaining contractual term of 6.56 years.

For the three months ended March 31, 2013, we recognized net stock compensation expense of $402 within selling, general and administrative expenses.

As of March 31, 2013, the aggregate intrinsic value (i.e., the difference in the estimated fair value of our common stock and the exercise price to be paid by the option holder) of stock options outstanding, excluding the effects of expected forfeitures, was zero. The aggregate intrinsic value of the shares of exercisable stock at March 31, 2013 was zero.

As of March 31, 2013, there was $1,768 of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2012 Plan.

Note 16—Stock Options

        The Company's 2008 Stock Incentive Plan (the "2008 Plan") was terminated on April 27, 2012 in connection with the Merger, which was a "Reorganization Event" as defined under the terms of the 2008 Plan. In accordance with the 2008 Plan, the Company elected to offer a cash payment to each holder of unexercised options ("Options") to purchase common stock (whether or not vested) equal to the excess, if any, of (i) $3.25 (the "Merger Price") times the number of shares of common stock subject to such Options over (ii) the aggregate exercise price of such Option and any applicable tax withholdings, in exchange of such Options. There were no outstanding Options with an exercise price less than $3.25 per share of Common Stock, and accordingly, the Company was not required to make any cash payment with the termination of all outstanding Options under the 2008 Plan.

        The 2008 Plan provided for the grant of incentive and nonqualified stock options. The 2008 Plan had authorized grants of up to 10,000 shares of common stock at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2008 Plan provided that the options shall have terms not to exceed ten years from the grant date. During the years ended December 31, 2012, 2011 and 2010, we granted options to purchase 185, 2,130 and 2,769, respectively, shares of our common stock to our employees that were subsequently terminated. Generally, the options vested over a five-year period.

        The per share fair value of options granted was determined using the Black-Scholes-Merton model.

        Stock option activity of the 2008 Plan is presented without retroactive adjustments to reflect the Merger as retroactive presentation would not be meaningful.

        The following assumptions were used for the option grants in the years ended December 31, 2012, 2011 and 2010 under the 2008 Plan:

	Year Ended December 31,
	2012	2011	2010
Option term (years)	6.380	6.380	6.375
Volatility	71.89%	67.15%–74.54%	63.71%–67.88%
Risk-free interest rate	1.14–1.43%	1.15–2.62%	1.57–3.06%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value per option granted	$1.73	$1.74	$3.46

        During the years ended December 31, 2012, 2011 and 2010, respectively, 1,534, 1,225 and 2,066 stock option grants under the 2008 Plan were vested, zero, zero and 35 were exercised, and 5,623, 3,000 and 3,404 were forfeited.

        Stock options under the 2008 Plan during the years ended December 31, 2012 and 2011 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2010	6,308	$6.13	—	7.64
Granted	2,130	5.44	$1.74
Exercised	—	—
Forfeited or modified	3,000	6.13

Outstanding at December 31, 2011	5,438	$5.86	—	7.56
Granted	185	6.00	$1.73
Exercised	—	—
Forfeited or modified	5,623	5.85

Outstanding at December 31, 2012	—	$—		—

        At December 31, 2012, no stock options were outstanding. There are no shares outstanding, vested, or expected to vest (including forfeiture adjusted unvested shares) as the plan was cancelled.

        The following assumptions were used for the option grants in the year ended December 31, 2012 under the 2012 Plan:

Year ended December 31, 2012
Option term (years)	4.11–5.00
Volatility	39.18–44.35%
Risk-free interest rate	0.54–0.76%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$32.56

        The option term was calculated under the simplified method for all option grants issued during the years ended December 31, 2012, 2011 and 2010. The volatility assumptions were based on a weighted average of the historical volatilities for the Company and its peer group. The risk-free interest rate assumptions were based upon the implied yields from the U.S. Treasury zero-coupon yield curve with a remaining term equal to the expected term in options.

        On June 8, 2012, the Board of Directors and stockholders of Parent approved the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan provides for the grant of incentive and nonqualified stock options. The 2012 Plan has authorized grants of up to 80 shares of common stock of Parent at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2012 Plan provides that the options shall have terms not to exceed seven years from the grant date. The Compensation Committee of Parent's Board of Directors issued options under the 2012 Plan in the fourth quarter of 2012 as replacement for certain Options terminated under the 2008 Plan. Accordingly, the issuance of options under the 2012 Plan to replace those Options under the 2008 Plan that were terminated were accounted for as a modification. Any previously unrecognized compensation cost related to Options that were replaced will continue to be recognized over the remaining vesting term of the original award. Any incremental value attributable to the replacement awards is computed as of the date that the replacement awards are granted and recognized over the requisite service period of the replacement award. For those Options under the 2008 Plan that were terminated as described above and which were not replaced, the Company has accounted for the termination as a cancellation. Accordingly, management has recognized $1,298 of previously unrecognized compensation costs during the year ended December 31, 2012 related to terminated employees and other employees to whom replacement awards will not be granted.

        During the years ended December 31, 2012, 2011 and 2010, respectively, 17, zero and zero stock option grants under the 2012 Plan were vested, zero were exercised, and 0.3, zero and zero were forfeited.

        Stock options issued under the 2012 Plan during the year ended December 31, 2012 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	—	$—	—	—
Granted	75.0	425.00	$32.56
Exercised	—	—
Forfeited	0.3	—

Outstanding at December 31, 2012	74.7	$425.00		6.82

        At December 31, 2012, we had stock options to purchase 17 shares that were exercisable. The weighted average exercise price of options currently exercisable is $425.00 at December 31, 2012. The weighted average remaining contractual term of options currently exercisable is 6.82 years at December 31, 2012. The total fair value of options vested during the year ended December 31, 2012 was $483. There are 54 shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) with a weighted average exercise price of $425.00 and a weighted average remaining contractual term of 6.82 years.

        For the years ended December 31, 2012, 2011 and 2010, we recognized net stock compensation expense of $3,623, $2,072 and $5,462, respectively, for the stock options in the tables above.

        As of December 31, 2012, 2011 and 2010, the aggregate intrinsic value (i.e., the difference in the estimated fair value of our common stock and the exercise price to be paid by the option holder) of stock options outstanding, excluding the effects of expected forfeitures, was zero. The aggregate intrinsic value of the shares of exercisable stock at December 31, 2012, 2011 and 2010 was zero.

        As of December 31, 2012, 2011 and 2010, there was $2,840, $5,196 and $7,203, respectively, of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2008 Plan. As of December 31, 2012, 2011 and 2010, there was $1,841, zero and zero, respectively, of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2012 Plan.

        In connection with the Merger, the holders of shares of restricted stock were paid $3.25 per share.

        Restricted stock award activity during the year ended December 31, 2012 was as follows:

	Number of Shares	Weighted average Grant-Date Fair Value
Unvested December 31, 2011	81	$6.34
Granted	—	—
Vested	21	6.11
Forfeited	60	6.37

Unvested December 31, 2012	—	$—

        For the years ended December 31, 2012, 2011 and 2010, we recognized net compensation expense of $56, $284 and $967, respectively, for the restricted stock awards.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 14—Contingencies

We are subject to various lawsuits and claims in the normal course of business. In addition, from time to time, we receive communications from government or regulatory agencies concerning investigations or allegations of non-compliance with laws or regulations in jurisdictions in which we operate. Although the ultimate outcome of such lawsuits, claims and investigations cannot be ascertained, we believe, on the basis of present information, that the disposition or ultimate resolution of such claims, lawsuits and/or investigations will not have a material adverse effect on our business, results of operations or financial condition. We establish specific liabilities in connection with regulatory and legal actions that we deem to be probable and estimable, and we believe that our reserves for such liabilities are adequate.

Note 17—Commitments and Contingencies

Leases

        We lease our operating facilities and equipment under non-cancelable operating leases, which expire at various dates through 2021, and we have a capital lease obligation related to one facility. In addition, we have capital leases for furniture, computer and telephone equipment. The assets under capital leases are included in equipment and fixtures, net, on our consolidated balance sheets are as follows:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$2,940	$2,968
Building improvements	12,797	12,884
Computer equipment	15,718	10,262
Telecom and other equipment	18,919	17,778

	50,374	43,892
Less: accumulated depreciation	(28,338)	(17,917)

	$22,036	$25,975

        Future minimum payments under capital and operating leases consist of the following at December 31, 2012:

	Capital Leases	Operating Leases
2013	10,159	37,823
2014	4,798	30,105
2015	1,069	25,162
2016	575	18,379
2017	—	9,313
Thereafter	—	7,703

Total future minimum lease payments	16,601	$128,485
Less amount representing interest	(1,355)

	15,246
Less current portion	(9,279)

Capital lease obligations, net of current portion	$5,967

        Rent expense is included in our consolidated statements of operations in selling, general and administrative expenses as follows:

	Year Ended December 31,
	2012	2011	2010
Rent expense	$48,761	$49,265	$50,176
Market lease reserve amortization	(760)	(3,455)	(4,830)

Net rent expense	$48,001	$45,810	$45,346

Contingencies

        We are self-insured with respect to group medical plan claims by our covered employees based in the United States, subject to an annual insured stop-loss limit on per-member payments of $125. We believe that our self-insurance reserves of $1,200 at December 31, 2012 and $1,424 at December 31, 2011 are adequate to provide for future payments required related to claims prior to that date.

        In connection with the Merger, the Sponsors contributed $16,101 of convertible debt to Parent to fund the Merger. This convertible debt is neither guaranteed nor collateralized by us. In accordance with ASC 805, the debt has been accounted for as an equity transaction at the Parent.

        We are subject to various lawsuits and claims in the normal course of business. In addition, from time to time, we receive communications from government or regulatory agencies concerning investigations or allegations of non-compliance with laws or regulations in jurisdictions in which we operate. Although the ultimate outcome of such lawsuits, claims and investigations cannot be ascertained, we believe, on the basis of present information, that the disposition or ultimate resolution of such claims, lawsuits and/or investigations will not have a material adverse effect on our business, results of operations or financial condition. We establish specific liabilities in connection with regulatory and legal actions that we deem to be probable and estimable, and we believe that our reserves for such liabilities are adequate.

Geographic Operations and Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Operations and Concentrations
Geographic Operations and Concentrations

Note 15—Geographic Operations and Concentrations

We operate in one operating segment and provide services primarily in two regions: “Americas,” which includes the United States, Canada, the Philippines, India, China, Nicaragua, the Dominican Republic, El Salvador, and Honduras; and “EMEA,” which includes Europe, the Middle East, and Africa.

The following table presents geographic information regarding our operations:

	Three Months Ended March 31,
	2013	2012
Revenues
Americas
United States	$56,559	$48,971
Philippines	56,430	52,180
Canada	28,399	29,367
Others	31,822	28,180
Total Americas	173,210	158,698
EMEA	69,602	56,841
	$242,812	$215,539

	March 31, 2013	December 31, 2012
Total assets:
Americas	$521,097	$536,149
EMEA	136,205	67,879
	$657,302	$604,028

We derive significant revenues from two clients. At March 31, 2013, two of our largest clients by revenue are global technology companies. The percentage of revenue for clients exceeding 10% of revenue in the three months ended March 31, 2013 and 2012 is as follows:

	Three Months Ended March 31,
	2013	2012
Microsoft	14%	10%
Dell	8%	10%

Related accounts receivable from these two clients were 7% and 15%, respectively, of our total accounts receivable at March 31, 2013 and 4% and 13%, respectively, of our total accounts receivable at March 31, 2012.

Note 18—Geographic Operations and Concentrations

        We operate in one operating segment and provide services primarily in two regions: "Americas", which includes the United States, Canada, the Philippines, India, China, Nicaragua, the Dominican Republic, and El Salvador; and "EMEA", which includes Europe, the Middle East, and Africa.

        The following table presents geographic information regarding our operations:

	Year Ended December 31,
	2012	2011	2010
Revenue:
Americas
United States	$204,229	$193,385	$201,018
Philippines	207,589	188,021	161,789
Canada	109,920	126,827	121,022
Others	118,309	100,530	104,200

Total Americas	$640,047	$608,763	$588,029
EMEA	220,264	238,144	212,144

Total	$860,311	$846,907	$800,173

	December 31, 2012	December 31, 2011
Total assets:
Americas	$536,149	$545,568
EMEA	67,879	71,128

	$604,028	$616,696

        We derive significant revenues from three clients. At December 31, 2012, three of our largest clients by revenue are global technology companies. The percentage of revenue for clients exceeding 10% of revenue in the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012	2011	2010
Microsoft	11%	10%	6%
Dell	9%	12%	16%
Hewlett Packard	8%	10%	12%

        Related accounts receivable from these three clients were 3%, 12% and 7%, respectively, of our total accounts receivable at December 31, 2012 and 6%, 14% and 9%, respectively, of our total accounts receivable at December 31, 2011.

Guarantor Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Financial Information
Guarantor Financial Information

Note 16—Guarantor Financial Information

The Notes are guaranteed by the Company, along with certain of our wholly owned subsidiaries. Such guaranties are full, unconditional and joint and several. Condensed consolidating financial information related to the Company, our guarantor subsidiaries and our non-guarantor subsidiaries as of and for the three months ended March 31, 2013 and 2012 are reflected below:

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	$—	$117,476	$129,301	$(3,965)	$242,812
Direct cost of revenue:
Customers	—	62,818	80,310		143,128
Intercompany	—	3,348	617	(3,965)	—
	—	66,166	80,927	(3,965)	143,128
Gross profit	—	51,310	48,374	—	99,684
Operating expenses	436	47,351	41,031	—	88,818
Non-operating expenses (income)	8,337	(2,451)	3,350	—	9,236
Equity in earnings of subsidiaries	(9,031)	—	—	9,031	—
Income (loss) before income taxes	258	6,410	3,993	(9,031)	1,630
Provision (benefit) for income taxes	6	807	565	—	1,378
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	—	207,581	120,890	(112,932)	215,539
Direct cost of revenue:
Customers	—	55,789	68,327		124,116
Intercompany	—	102,477	10,455	(112,932)	—
	—	158,266	78,782	(112,932)	124,116
Gross profit	—	49,315	42,108	—	91,423
Operating expenses	673	42,988	40,042	—	83,703
Non-operating expenses (income)	7,539	(1,563)	1,339	—	7,315
Equity in earnings of subsidiaries	(7,557)	—	—	7,557	—
Income (loss) before income taxes	(655)	7,890	727	(7,557)	405
Provision (benefit) for income taxes	—	(1,596)	2,656	—	1,060
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	(1,296)	(851)	(445)	1,296	(1,296)
Change in cumulative translation adjustment	(943)	(2,397)	1,454	943	(943)
Comprehensive income (loss)	$(1,987)	$2,355	$4,437	$(6,792)	$(1,987)

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	2,662	1,430	1,232	(2,662)	2,662
Change in cumulative translation adjustment	2,131	1,879	252	(2,131)	2,131
Comprehensive income (loss)	$4,138	$12,795	$(445)	$(12,350)	$4,138

Condensed Consolidating Balance Sheet

As of March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$2,821	$11,980	$—	$14,807
Accounts receivable, net	—	147,343	33,345	—	180,688
Intercompany receivable	32,391	147,192	104,255	(283,838)	—
Other current assets	4,438	11,193	12,378	—	28,009
Total current assets	36,835	308,549	161,958	(283,838)	223,504
Equipment and fixtures, net and other assets	1,727	47,062	64,344	—	113,133
Investment in subsidiaries	456,967	134,288	17	(591,272)	—
Goodwill and intangible assets, net	—	167,370	153,295	—	320,665
Total assets	$495,529	$657,269	$379,614	$(875,110)	$657,302
Liabilities and Stockholders’ Equity
Current liabilities	$13,815	$42,551	$86,855	$—	$143,221
Intercompany payable	20,683	136,497	126,658	(283,838)	—
Long-term liabilities	252,720	31,136	21,914	—	305,770
Total shareholders’ equity (deficit)	208,311	447,085	144,187	(591,272)	208,311
Total liabilities and stockholders’ equity	$495,529	$657,269	$379,614	$(875,110)	$657,302

Condensed Consolidating Balance Sheet

As of December 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,406	(253,880)	—
Other current assets	3,587	14,878	10,543	—	29,008
Total current assets	35,984	296,015	134,553	(253,880)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089
Total assets	$488,414	$588,609	$305,861	$(778,856)	$604,028
Liabilities and Stockholders’ Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,449	(253,880)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders’ equity (deficit)	209,896	384,539	140,437	(524,976)	209,896
Total liabilities and stockholders’ equity	$488,414	$588,609	$305,861	$(778,856)	$604,028

Condensed Statements of Cash Flows

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(360)	$12,735	$6,799	$—	$19,174
Cash flows from investing activities:
Acquisition of business	—	—	(41,167)	—	(41,167)
Cash acquired from acquisition	—	—	4,951	—	4,951
Additions to equipment and fixtures	—	(4,402)	(1,881)	—	(6,283)
Net cash used in investing activities	—	(4,402)	(38,097)	—	(42,499)
Cash flows from financing activities:
Net repayments on line of credit	(9,137)	—	—	—	(9,137)
Net borrowings (repayments) on long term debt	30,600	2,030	(942)	—	31,688
Net repayments on capital leases	—	(2,252)	(786)	—	(3,038)
Net intercompany	(21,103)	(13,570)	34,673	—	—
Net cash provided by (used in) financing activities	360	(13,792)	32,945	—	19,513
Effect of exchange rates on cash and cash equivalents	—	(1,696)	1,580	—	(116)
Net increase (decrease) in cash and cash equivalents	—	(7,155)	3,227	—	(3,928)
Cash and cash equivalents, beginning of period	6	9,976	8,753	—	18,735
Cash and cash equivalents, end of period	$6	$2,821	$11,980	$—	$14,807

Condensed Statements of Cash Flows

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(840)	$12,276	$9,874	$—	$21,310
Cash flows from investing activities:
Additions to equipment and fixtures	—	(3,192)	(3,159)	—	(6,351)
Net cash used in investing activities	—	(3,192)	(3,159)	—	(6,351)
Cash flows from financing activities:
Net repayments on line of credit	(19,984)	—	—	—	(19,984)
Net repayments on long term debt	—	(63)	(24)	—	(87)
Net repayments on capital leases	—	(2,294)	(277)	—	(2,571)
Net intercompany	20,835	(17,202)	(3,633)	—	—
Tax payments for withholding on restricted stock	(11)	—	—	—	(11)
Net cash provided by (used in) financing activities	840	(19,559)	(3,934)	—	(22,653)
Effect of exchange rates on cash and cash equivalents	—	5,858	(4,329)	—	1,529
Net decrease in cash and cash equivalents	—	(4,617)	(1,548)	—	(6,165)
Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248
Cash and cash equivalents, end of period	$6	$6,526	$10,551	$—	$17,083

Note 19—Guarantor Financial Information

        The Notes are guaranteed by the Company, along with certain of our wholly owned subsidiaries. Such guaranties are full, unconditional and joint and several. Condensed consolidating financial information related to the Company, our guarantor subsidiaries and our non-guarantor subsidiaries as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010 are reflected below:

Condensed Consolidating Statement of Operations
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$759,902	$100,409	$—	$860,311
Intercompany	—	(329,157)	356,413	(27,256)	—

	—	430,745	456,822	(27,256)	860,311
Direct cost of revenue
Customers	—	226,802	275,248		502,050
Intercompany	—	24,725	2,531	(27,256)	—

	—	251,527	277,779	(27,256)	502,050
Gross profit	—	179,218	179,043	—	358,261
Operating expenses	3,938	172,006	158,594	—	334,538
Non-operating expenses	31,654	(8,390)	8,139	—	31,403
Equity in earnings of subsidiaries	(10,868)	—	—	10,868	—

Income (loss) before income taxes	(24,724)	15,602	12,310	(10,868)	(7,680)

Provision (benefit) for income taxes	(11,777)	11,251	5,793	—	5,267

Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$693,960	$152,947	$—	$846,907
Intercompany	—	95,849	326,522	(422,371)	—

	—	789,809	479,469	(422,371)	846,907
Direct cost of revenue
Customers	—	223,364	271,062		494,426
Intercompany	—	379,492	42,879	(422,371)	—

	—	602,856	313,941	(422,371)	494,426
Gross profit	—	186,953	165,528	—	352,481
Operating expenses	2,704	181,771	152,868	—	337,343
Non-operating expenses	28,906	(5,176)	8,952	—	32,682
Equity in earnings of subsidiaries	5,538	—	—	(5,538)	—

Income (loss) before income taxes	(37,148)	10,358	3,708	5,538	(17,544)

Provision (benefit) for income taxes	(13,511)	13,957	5,647	—	6,093

Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$638,444	$161,729	$—	$800,173
Intercompany	—	(15,877)	292,521	(276,644)	—

	—	622,567	454,250	(276,644)	800,173
Direct cost of revenue
Customers	—	225,867	243,670		469,537
Intercompany	—	236,228	40,416	(276,644)	—

	—	462,095	284,086	(276,644)	469,537
Gross profit	—	160,472	170,164	—	330,636
Operating expenses	6,972	181,129	155,406	—	343,507
Non-operating expenses	25,959	(8,527)	12,780	—	30,212
Equity in earnings of subsidiaries	28,148	—	—	(28,148)	—

Income (loss) before income taxes	(61,079)	(12,130)	1,978	28,148	(43,083)

Provision (benefit) for income taxes	(7,604)	13,768	4,228	—	10,392

Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,689	1,620	4,069	(5,689)	5,689
Change in cumulative translation adjustment	98	348	(250)	(98)	98

Comprehensive income (loss)	$(7,160)	$6,319	$10,336	$(16,655)	$(7,160)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)
Other comprehensive income:
Change in unrealized loss on forward exchange contracts, net of tax	(7,764)	(3,515)	(4,249)	7,764	(7,764)
Change in cumulative translation adjustment	(3,561)	(1,320)	(2,241)	3,561	(3,561)

Comprehensive income (loss)	$(34,962)	$(8,434)	$(8,429)	$16,863	$(34,962)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,445	2,129	3,316	(5,445)	5,445
Change in cumulative translation adjustment	(2,820)	(1,620)	(1,200)	2,820	(2,820)

Comprehensive income (loss)	$(50,850)	$(25,389)	$(134)	$25,523	$(50,850)

Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,405	(253,879)	—
Other current assets	3,587	14,878	10,543	—	29,008

Total current assets	35,984	296,015	134,552	(253,879)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089

Total assets	$488,414	$588,609	$305,860	$(778,855)	$604,028

Liabilities and Stockholders' Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,448	(253,879)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders' equity (deficit)	209,896	384,539	140,437	(524,976)	209,896

Total liabilities and stockholders' equity	$488,414	$588,609	$305,860	$(778,855)	$604,028

Condensed Consolidating Balance Sheet
As of December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$11,143	$12,099	$—	$23,248
Accounts receivable, net	—	141,579	24,384	—	165,963
Intercompany receivable	22,788	94,203	89,121	(206,112)	—
Other current assets	2,614	17,510	7,698	—	27,822

Total current assets	25,408	264,435	133,302	(206,112)	217,033
Equipment and fixtures, net and other assets	4,107	51,356	50,780	—	106,243
Investment in subsidiaries	431,363	74,284	17	(505,664)	—
Goodwill and intangible assets, net	—	181,750	111,670	—	293,420

Total assets	$460,878	$571,825	$295,769	$(711,776)	$616,696

Liabilities and Stockholders' Equity
Current liabilities	$6,025	$51,092	$63,477	$—	$120,594
Intercompany payable	2,397	111,763	91,952	(206,112)	—
Long-term liabilities	239,012	33,757	9,889	—	282,658
Total shareholders' equity (deficit)	213,444	375,213	130,451	(505,664)	213,444

Total liabilities and stockholders' equity	$460,878	$571,825	$295,769	$(711,776)	$616,696

Condensed Statements of Cash Flows
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(17,545)	$31,139	$38,373	$—	$51,967
Cash flows from investing activities:
Investment in subsidiaries	—	16,940	(16,940)	—	—
Additions to equipment and fixtures	—	(15,750)	(32,951)	—	(48,701)

Net cash provided by (used in) investing activities	—	1,190	(49,891)	—	(48,701)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(10,075)	—	—	—	(10,075)
Net borrowings (repayments) on long term debt	—	1,823	11,752	—	13,575
Net borrowings (repayments) on capital leases	—	(8,939)	(2,721)	—	(11,660)
Net intercompany	27,631	(31,284)	3,653	—	—
Tax payments on withholding of restricted stock	(11)	—	—	—	(11)

Net cash provided by (used in) financing activities	17,545	(38,400)	12,684	—	(8,171)
Effect of exchange rates on cash and cash equivalents	—	4,904	(4,512)	—	392

Net increase (decrease) in cash and cash equivalents	—	(1,167)	(3,346)	—	(4,513)

Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248

Cash and cash equivalents, end of period	$6	$9,976	$8,753	$—	$18,735

Condensed Statements of Cash Flows
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(4,447)	$15,960	$38,602	$—	$50,115
Cash flows from investing activities:
Investment in subsidiaries	—	(62,809)	62,809	—	—
Additions to equipment and fixtures, net	—	(20,062)	(19,250)	—	(39,312)

Net cash provided by (used in) investing activities	—	(82,871)	43,559	—	(39,312)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	20,250	—	—	—	20,250
Net borrowings (repayments) on long term debt	—	233	836	—	1,069
Net borrowings (repayments) on capital leases	—	(7,486)	(3,199)	—	(10,685)
Net intercompany	(2,135)	76,952	(74,817)	—	—
Tax withholding on restricted stock	(23)	—	—	—	(23)
Repurchase of common stock	(13,645)	—	—	—	(13,645)

Net cash provided by (used in) financing activities	4,447	69,699	(77,180)	—	(3,034)
Effect of exchange rates on cash and cash equivalents	—	5,924	(8,934)	—	(3,010)

Net increase (decrease) in cash and cash equivalents	—	8,712	(3,953)	—	4,759

Cash and cash equivalents, beginning of period	6	2,431	16,052	—	18,489

Cash and cash equivalents, end of period	$6	$11,143	$12,099	$—	$23,248

Condensed Statements of Cash Flows
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(22,321)	$10,653	$34,112	$—	$22,444
Cash flows from investing activities:
Investment in subsidiaries	(106,505)	105,038	1,467	—	—
Additions to equipment and fixtures, net	—	(15,081)	(7,823)	—	(22,904)

Net cash provided by (used in) investing activities	(106,505)	89,957	(6,356)	—	(22,904)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	9,004	—	—	—	9,004
Net borrowings (repayments) on long term debt	—	(90)	—	—	(90)
Net borrowings (repayments) on capital leases	—	(3,412)	(2,448)	—	(5,860)
Net intercompany	118,968	(100,003)	(18,965)	—	—
Proceeds from issuance of common stock related to pre-emptive rights and stock options	268	—	—	—	268
Tax withholding on restricted stock	(233)	—	—	—	(233)
Proceeds from exercise of warrants	2,307	—	—	—	2,307
Repurchase of warrants	(1,608)	—	—	—	(1,608)

Net cash provided by (used in) financing activities	128,706	(103,505)	(21,413)	—	3,788
Effect of exchange rates on cash and cash equivalents	—	2,131	(1,898)	—	233

Net increase (decrease) in cash and cash equivalents	(120)	(764)	4,445	—	3,561

Cash and cash equivalents, beginning of period	126	3,195	11,607	—	14,928

Cash and cash equivalents, end of period	$6	$2,431	$16,052	$—	$18,489

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

Note 20—Subsequent Events

        On February 25, 2013, we completed our acquisition of all of the outstanding share capital of LBM Holdings Limited and the interests in its two subsidiaries, LBM Holdings (UK) Limited and LBM Direct Marketing Limited (collectively, "LBM"), for a purchase price of approximately GBP 29.0 million. LBM is a United Kingdom-based BPO provider servicing large, multinational companies primarily in the UK marketplace. LBM provides a range of out-bound revenue generation services and capabilities for utilities, telecommunications and financial services companies in Europe. LBM has approximately 2,500 employees across 6 locations in England and Northern Ireland.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

The preparation of the consolidated condensed financial statements in conformity with accounting principles generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated condensed financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Cash Equivalents

Cash Equivalents

        We consider all highly liquid investments with maturities at the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents of $14,059 and $15,762 at December 31, 2012 and 2011, respectively, were held in international locations and may be subject to additional taxes if repatriated to the United States. Cash balances held in foreign currency are also subject to fluctuation in their exchange rate if and when converted to U.S. Dollars.

Accounts Receivable and Concentration of Credit Risk

Accounts Receivable and Concentration of Credit Risk

        Financial instruments that potentially subject us to significant concentrations of credit risk are principally accounts receivable. Services are provided to clients throughout the world and in various currencies. Amounts included in accounts receivable are incurred and billable at December 31, 2012.

        We extend credit to our clients in the normal course of business. We do not require collateral from our clients. We evaluate the collectability of our accounts receivable based on a combination of factors that include the payment history and financial stability of our clients, our clients' future plans and various market conditions. In circumstances where we are aware of a specific client's inability to meet its financial obligations, we record a specific reserve against amounts due. Historically, we have not experienced significant losses on uncollectible accounts receivable. We have a reserve for doubtful accounts of zero and $263 as of December 31, 2012 and 2011, respectively. We did record a bad debt provision of zero, zero, and $162 for the years ended December 31, 2012, 2011, and 2010, respectively.

Equipment & Fixtures and Operating Leases

Equipment & Fixtures and Operating Leases

        Equipment and fixtures are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Furniture and fixtures are depreciated over a five-year life, software over a three- to five-year life and equipment generally over a three- to five-year life. Leasehold improvements are depreciated over the shorter of their estimated useful life or the remaining term of the initial lease. Assets held under capital leases are recorded at the lower of the net present value of the minimum lease payments or the fair value of the leased asset at the inception of the lease. Amortization expense is computed using the straight-line method over the shorter of the estimated useful lives of the assets or the period of the related lease and is recorded in depreciation and amortization expense. Repair and maintenance costs are expensed as incurred.

        The carrying value of equipment and fixtures to be held and used is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable in accordance with the authoritative guidance. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition does not exceed its carrying amount. The amount of the impairment loss, if any, is measured as the amount by which the carrying value of the asset exceeds its estimated fair value, which is generally determined based on appraisals or sales prices of comparable assets. Occasionally, we redeploy equipment and fixtures from underutilized centers to other locations to improve capacity utilization if it is determined that the related undiscounted future cash flows in the underutilized centers would not be sufficient to recover the carrying amount of these assets.

        All of our facilities are leased with lease terms ranging from less than one year to eight years. Amortization of leasehold improvements is recorded ratably over the lesser of the life of the lease or the economic life of the assets. Where we have negotiated rent holidays and landlord or tenant incentives, we record them ratably over the initial term of the operating lease, which commences upon execution of the lease. We estimate fair value of our asset retirement obligations associated with the retirement of tangible long-lived assets such as property and equipment when the long-lived asset is acquired, constructed, developed or through normal operations. We depreciate leasehold improvements over the initial lease term.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

        In accordance with the authoritative guidance, goodwill is reviewed for impairment annually and on an interim basis if events or changes in circumstances between annual tests indicate that an asset might be impaired. Impairment occurs when the carrying amount of goodwill exceeds its estimated fair value. We operate in one reporting unit, which is the basis for impairment testing of all goodwill. We utilize internally developed models to estimate our expected future cash flows in connection with our estimate of fair value of the reporting unit in the evaluation of goodwill. The key assumptions in our model consist of numerous factors including the discount rate, terminal value, growth rate and the achievability of our longer term financial results. Intangible assets with a finite life are recorded at cost and amortized using their projected cash flows over their estimated useful life. Client lists and relationships are amortized over periods up to ten years, market adjustments related to facility leases are amortized over the term of the respective lease and developed software is amortized over five years. Brands and trademarks are not amortized as their life is indefinite. In accordance with the authoritative guidance, indefinite-lived intangible assets are reviewed for impairment annually and on an interim basis if events or changes in circumstances between annual tests indicate that an asset might be impaired.

        The carrying value of finite-lived intangibles is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable in accordance with the authoritative guidance. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition does not exceed its carrying amount. The amount of the impairment loss, if any, is measured as the amount by which the carrying value of the asset exceeds its estimated fair value, which is generally determined based on appraisals or sales prices of comparable assets.

Financial Information Regarding Segment Reporting

Financial Information Regarding Segment Reporting

        We have one reportable segment and, therefore, all segment-related financial information required by the authoritative guidance is included in the consolidated financial statements. The reportable segment reflects our operating and reporting structure.

Revenue Recognition

Revenue Recognition

        We generate revenue based primarily on the amount of time our agents devote to a client's program. Revenue is recognized as services are provided. The majority of our revenue is from multi-year contracts and we expect that trend to continue. However, we do provide certain client programs on a short-term basis.

        Our policy is to recognize revenue when the applicable revenue recognition criteria have been met, which generally include the following:

  Persuasive evidence of an arrangement—We use a legally binding contract signed by the client as evidence of an arrangement. We consider the signed contract to be the most persuasive evidence of the arrangement.

  Delivery has occurred or services rendered—Delivery has occurred based on the billable time or transactions processed by each support professional, as defined in the client contract. The rate per billable time or transaction is based on a pre-determined contractual rate. Contractually pre-determined quality and performance metrics may adjust the amount of revenue recognized.

  Fee is fixed or determinable—We assess whether the fee is fixed or determinable at the outset of the arrangement, primarily based on the payment terms associated with the transaction. Our standard payment terms are normally within 90 days. Our experience has been that we are generally able to determine whether a fee is fixed or determinable.

  Collection is probable—We assess the probability of collection from each client at the outset of the arrangement based on a number of factors, including the client's payment history and its current creditworthiness. If in our judgment collection of a fee is not probable, we do not record revenue until the uncertainty is removed, which generally means revenue is recognized upon our receipt of the cash payment. Our experience has been that we are generally able to estimate whether collection is probable.

Direct Cost of Revenue

Direct Cost of Revenue

        We record the costs specifically associated with client billable programs identified in a client statement of work as direct cost of revenue. These costs include direct labor wages and benefits of service professionals in our call centers as well as reimbursable expenses such as telecommunication charges. The most significant portion of our direct cost of revenue is attributable to employee compensation, benefits and payroll taxes. These costs are expensed as they are incurred. Direct costs are affected by prevailing wage rates in the countries in which they are incurred and are subject to the effects of foreign currency fluctuations, net of the impact of any cash flow hedges.

Operating Expenses

Operating Expenses

        Our operating expenses consist of all expenses of operations other than direct costs of revenue, such as payroll and related costs, stock-based compensation, information technology, telecommunications, sales and marketing costs, finance, human resource management and other functions and service center operational expenses such as facility, operations and training and depreciation and amortization.

Income Taxes

Income Taxes

        We recognize income taxes in accordance with the authoritative guidance, which requires recognition of deferred assets and liabilities for the future income tax consequence of transactions that have been included in the consolidated financial statements or tax returns. Under this method deferred tax assets and liabilities are determined based on the difference between the carrying amounts of assets and liabilities for financial reporting purposes, and the amounts used for income tax, using the enacted tax rates for the year in which the differences are expected to reverse. We provide valuation allowances against deferred tax assets whenever we believe it is more likely than not, based on available evidence, that the deferred tax asset will not be realized. Further we provide for the accounting for uncertainty in income taxes recognized in financial statements and the impact of a tax position in the financial statements if that position is more likely than not of being sustained by the taxing authority.

        Earnings of our foreign subsidiaries are designated as indefinitely reinvested outside the U.S. If required for our operations in the U.S., most of the cash held abroad could be repatriated to the U.S. but, under current law, would be subject to U.S. federal income taxes (subject to an adjustment for foreign tax credits). Currently, we do not anticipate a need to repatriate these funds to our U.S. operations.

Contingencies

Contingencies

        We consider the likelihood of various loss contingencies, including non-income tax and legal contingencies arising in the ordinary course of business, and our ability to reasonably estimate the range of loss in determining loss contingencies. An estimated loss contingency is accrued in accordance with the authoritative guidance when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. We regularly evaluate current information available to determine whether such accruals should be adjusted.

Foreign Currency Translation and Derivative Instruments

Foreign Currency Translation and Derivative Instruments

The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as “Other expenses, net.”

We account for derivative financial instruments utilizing the authoritative guidance in ASC 815, Derivatives and Hedging. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

All derivatives, including foreign currency forward contracts, are recognized in “Other current assets” or “Other current liabilities” on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in “Accumulated other comprehensive loss,” until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within “Direct cost of revenue.” Cash flows from the derivative contracts are classified within “Cash flows from operating activities.” Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

Changes in fair value of derivatives not designated as cash flow hedges are reported in “Other expenses, net.” Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in “Other expenses, net.”

We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge’s inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At March 31, 2013, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

As of March 31, 2013 and December 31, 2012, we had approximately $259,657 and $206,535, respectively, of foreign exchange risk hedged using forward exchange contracts. As of March 31, 2013, the forward exchange contracts we held were comprised of $187,155 of contracts determined to be effective cash flow hedges and $72,502 of contracts for which we elected not to apply hedge accounting.

As of March 31, 2013 and December 31, 2012, the fair market value of these derivative instruments designated as cash flow hedges reflected gains of $2,367 and $3,558, respectively. As of March 31, 2013 and December 31, 2012, the fair market value of derivatives for which we elected not to apply hedge accounting reflected losses of $219 and gains of $244, respectively. As of March 31, 2013 and December 31, 2012, $2,451 and $3,555 of unrealized gains, respectively, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of March 31, 2013 and December 31, 2012, included in other current assets is $374 and $586, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

For the three months ended March 31, 2013 and 2012, the Company had realized net losses of $100 and net gains of $2,006, respectively, on hedges for which the Company elected to not apply hedge accounting. For the three months ended March 31, 2013 and 2012, the Company realized net gains of $1,178 and $33, respectively, on hedges which were deemed effective cash flow hedges.

Foreign Currency Translation and Derivative Instruments

        The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders' equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as "Other income (expense)".

        We account for financial derivative instruments utilizing the authoritative guidance. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

        All derivatives, including foreign currency forward contracts, are recognized in "Other current assets" or "Other current liabilities" on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in "Accumulated other comprehensive income (loss)", until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within "Direct cost of revenue". Cash flows from the derivative contracts are classified within "Cash flows from operating activities". Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

        We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

        Changes in fair value of derivatives not designated as cash flow hedges are reported in "Other income (expense)". Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in "Other income (expense)".

        We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge's inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At December 31, 2012, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

        Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

        As of December 31, 2012 and 2011, we had approximately $206,535 and $216,491, respectively, of foreign exchange risk hedged using forward exchange contracts. As of December 31, 2012, the forward exchange contracts we held were comprised of $167,140 of contracts determined to be effective cash flow hedges and $39,395 of contracts for which we elected not to apply hedge accounting.

        As of December 31, 2012, 2011, and 2010, the fair market value of these derivative instruments designated as cash flow hedges reflected a gain of $3,558, a loss of $2,424, and a gain of $5,358, respectively. As of December 31, 2012, 2011, and 2010, the fair market value of derivatives for which we elected not to apply hedge accounting reflected a gain of $244, a loss of $1,078, and a gain of $373, respectively. As of December 31, 2012, $3,555 of unrealized gains, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of December 31, 2012 and 2011, included in other current assets is $586 and included in other current liabilities is $84, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

        For the years ended December 31, 2012, 2011, and 2010, the Company had realized a net gain of $2,114, net loss of $2,878, and a net gain of $1,041, respectively, on hedges for which the Company elected to not apply hedge accounting. For the years ended December 31, 2012, 2011, and 2010, the Company realized net gains of $2,256, $4,416, and $1,986, respectively, on hedges which were deemed effective cash flow hedges. During the years ended December 31, 2012, 2011, and 2010, the Company realized no gain, and gains of $298, and $5,945 respectively, on hedges which were previously determined to be effective cash flow hedges.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	March 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$2,148	$—	$2,148	$—
Total	$2,148	$—	$2,148	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—
Total	$3,802	$—	$3,802	$—

The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

At March 31, 2013, the fair value of our long term debt was $239,430. The fair value of our long term debt is determined from financial market quotations.

Fair Value of Financial Instruments

        The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—

Total	$3,802	$—	$3,802	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$(3,502)	$—	$(3,502)	$—

Total	$(3,502)	$—	$(3,502)	$—

        The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

        The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

        At December 31, 2012, the fair value of our long term debt was $210,000. The fair value of our long term debt is determined from financial market quotations.

Market Lease Reserve

Market Lease Reserve

        We assumed facility leases in connection with the acquisition of EGS. Under the authoritative guidance, the operating leases are to be recorded at fair value at the date of acquisition. We determined that certain of the facility lease contract rates were in excess of the market rates at the date of acquisition, resulting in an above market lease reserve. The above and below market lease values for the assumed facility leases were recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to each operating lease and (ii) management's estimate of fair market lease rates for each corresponding operating lease, measured over a period equal to the remaining term of the lease. The market lease reserves are amortized as a reduction of base rental expense over the remaining term of the respective leases.

        For the years ended December 31, 2012, 2011, and 2010, the amortization of the market lease reserve, including imputed interest, was $748, $3,298, and $4,412, respectively.

Stock-Based Compensation

Stock-Based Compensation

        At December 31, 2012, 2011 and 2010, we had a stock-based compensation plan for employees and directors. We adopted the fair value recognition provisions of the financial guidance at our inception. For share-based payments, the fair value of each grant (time-based grants with performance acceleration) is estimated on the date of grant using the Black-Scholes-Merton option valuation. Stock compensation expense is recognized on a straight-line basis over the vesting term, net of an estimated future forfeiture rate. The Company estimates the forfeiture rate annually based on its historical experience of vested and forfeited awards.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued guidance adding new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). We implemented these requirements in the first quarter of 2013. The guidance is intended to help entities improve the transparency of changes in other comprehensive income (“OCI”) and items reclassified out of AOCI in financial statements. It does not amend any existing requirements for reporting net income or OCI in financial statements. The implementation of the guidance did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board ("FASB") amended its guidance to converge fair value measurement and disclosure guidance in U.S. GAAP with International Financial Reporting Standards ("IFRS"). IFRS is a comprehensive series of accounting standards published by the International Accounting Standards Board. The amendment changes the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The FASB does not intend for the amendment to result in a change in the application of the requirements in the current authoritative guidance. The amendment became effective prospectively for the Company's interim period ended March 31, 2012. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

              In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company's financial position, results of operations or cash flows.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Fair value information about assets and liabilities

	March 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$2,148	$—	$2,148	$—
Total	$2,148	$—	$2,148	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—
Total	$3,802	$—	$3,802	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—

Total	$3,802	$—	$3,802	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$(3,502)	$—	$(3,502)	$—

Total	$(3,502)	$—	$(3,502)	$—

Goodwill and Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangibles
Schedule of intangible assets

Intangible assets at March 31, 2013 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	3.7	$110,823	$66,019	$44,804
Technology-based intangible assets	3 to 5 years	2.8	5,341	1,928	3,413
Non-compete agreements	2 years	1.9	2,767	115	2,652
Trade names	4 years	2.7	704	15	689
Trade names - indefinite	Indefinite	Indefinite	16,100	—	16,100
			$135,735	$68,077	$67,658

Intangible assets at December 31, 2012 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	2.6	$98,749	$63,055	$35,694
Technology-based intangible assets	5 years	1.0	2,198	1,652	546
Trade names	Indefinite	Indefinite	16,100	—	16,100

			$117,047	$64,707	$52,340

Schedule of future amortization expense of intangible assets for the next five years
	Remainder of 2013	2014	2015	2016	2017	2018	Thereafter
Amortization	$11,812	$11,875	$8,803	$6,503	$5,176	$4,335	$3,054

	2013	2014	2015	2016	2017	Thereafter
Amortization	$11,497	$7,571	$5,652	$4,435	$3,425	$3,660

Severance, Restructuring and Other Charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Severance, Restructuring and Other Charges
Summary of severance, restructuring and other charges, net
	Three Months Ended March 31,
	2013	2012
Severance	$679	$2,455
Lease exit charges, net	46	349
Transaction related expenses	974	—
Severance, restructuring and other charges, net	$1,699	$2,804

	Year Ended December 31,
	2012	2011	2010
Severance	$5,627	$11,079	$6,501
Lease exit charges	4,898	7	3,443
Asset impairment charges	—	275	1,746
Transaction related expenses	3,876	(592)	209

Severance, restructuring and other charges, net	$14,401	$10,769	$11,899

Schedule of the activity in the Company's restructuring liabilities, which are included in liabilities

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2012	$1,042	$1,810	$470	$3,322
Expense	679	46	974	1,699
Cash Paid	(875)	(701)	(740)	(2,316)
Balance at March 31, 2013	$846	$1,155	$704	$2,705

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2010	$2,491	$2,807	$—	$5,298
Expense	11,196	946	—	12,142
Cash Paid	(11,627)	(897)	—	(12,524)
Reversals(1)	(115)	(1,421)	—	(1,536)

Balance at December 31, 2011	$1,945	$1,435	$—	$3,380
Expense	5,627	4,898	3,876	14,401
Cash Paid	(6,530)	(4,061)	(3,406)	(13,997)
Reclassification(2)	—	(462)	—	(462)

Balance at December 31, 2012	$1,042	$1,810	$470	$3,322

(1)
During the year ended December 31, 2011, the Company reversed a previously recorded lease exit reserve.

(2)
During the year ended December 31, 2012, the Company reclassified $462 from restructuring liabilities to deferred rent liabilities.

Equipment and Fixtures, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equipment and Fixtures, Net
Schedule of equipment and fixtures, net

	March 31, 2013	December 31, 2012
Furniture and fixtures	$19,242	$17,696
Building improvements	70,265	66,369
Computer equipment	73,701	70,238
Software	44,413	40,460
Telecom and other equipment	55,532	55,418
Equipment and fixtures not yet placed in service	536	1,380
	$263,689	$251,561
Less: accumulated depreciation	(165,267)	(154,710)
	$98,422	$96,851

	December 31, 2012	December 31, 2011
Furniture and fixtures	$17,696	$15,366
Building improvements	66,369	47,870
Computer equipment	70,238	52,560
Software	40,460	30,920
Telecom and other equipment	55,418	54,241
Equipment and fixtures not yet placed in service	1,380	1,577

	$251,561	$202,534
Less: accumulated depreciation	(154,710)	(114,923)

	$96,851	$87,611

Accrued Employee Compensation and Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Employee Compensation and Benefits
Schedule of accrued employee compensation and benefits
	March 31, 2013	December 31, 2012
Compensation related amounts	$31,821	$28,386
Vacation liabilities	16,094	14,176
Medical and dental liabilities	2,257	2,078
Employer taxes	3,585	2,098
Statutory retirement plans	11,645	10,860
Other benefit related liabilities	199	437
	$65,601	$58,035

	December 31, 2012	December 31, 2011
Compensation related amounts	$28,386	$31,477
Vacation liabilities	14,176	12,534
Medical and dental liabilities	2,078	2,284
Employer taxes	2,098	2,284
Statutory retirement plans	10,860	10,112
Other benefit related liabilities	437	1,619

	$58,035	$60,310

Other Accrued Expenses and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Other Liabilities
Schedule of other accrued expenses
	March 31, 2013	December 31, 2012
Professional fees	$3,506	$3,560
Accrued interest	13,446	6,226
Occupancy expense	1,864	2,108
Technology expense	2,131	1,841
Forward exchange contracts	1,162	204
Value added and sales tax	3,181	1,547
Other accrued expenses	8,850	5,191
	$34,140	$20,677

	December 31, 2012	December 31, 2011
Professional fees	$3,560	$4,364
Accrued interest	6,226	5,963
Occupancy expense	2,108	1,879
Technology expense	1,841	2,623
Forward exchange contracts	204	3,605
Other accrued expenses	6,738	9,995

	$20,677	$28,429

Summary of other liabilities
	March 31, 2013	December 31, 2012
Lease exit liability	$1,067	$1,704
Deferred revenue	582	1,512
Market lease reserves	768	946
Other	4,649	1,225
Total other current liabilities	$7,066	$5,387

	December 31, 2012	December 31, 2011
Lease exit liability	$1,704	$1,083
Deferred revenue	1,512	1,397
Market lease reserves	946	1,639
Other	1,225	2,132

Total other current liabilities	$5,387	$6,251

Schedule of other long-term liabilities

	March 31, 2013	December 31, 2012
Deferred rent	$4,417	$4,415
Accrued income taxes	11,600	11,143
Market lease reserves	126	61
Asset retirement obligation	3,532	—
Other	1,557	334
Total other long-term liabilities	$21,232	$15,953

	December 31, 2012	December 31, 2011
Deferred rent	$4,415	$1,755
Accrued income taxes	11,143	10,329
Market lease reserves	61	978
Other	334	755

Total other long-term liabilities	$15,953	$13,817

Long-Term Debt and Revolving Credit Facility (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt and Revolving Credit Facility
Schedule of long-term borrowings
	March 31, 2013	December 31, 2012
Revolving line of credit	$25,543	$34,680
11.25% Senior Secured Notes	230,000	200,000
Other	16,088	14,904
	271,631	249,584
Less: current portion	(6,630)	(5,333)
Less: discount on notes payable	(2,823)	(3,897)
Long-term debt	$262,178	$240,354

	December 31, 2012	December 31, 2011
Revolving line of credit	$34,680	$44,755
11.25% Senior Secured Notes	200,000	200,000
Other	14,904	1,215

	249,584	245,970
Less: current portion	(5,333)	(453)
Less: discount on notes payable	(3,897)	(5,743)

Long-term debt	$240,354	$239,774

Schedule of minimum principal payments on long-term debt
Total
2013	5,676
2014	260,336
2015	3,390
2016	769
2017	1,460
Total	$271,631
Minimum principal payments on long-term debt subsequent to December 31, 2012 are as follows:

Total
2013	$5,333
2014	239,688
2015	2,268
2016	736
2017	1,559

Total	$249,584

Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
Schedule of components of accumulated other comprehensive income (loss)

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive loss
Beginning balance December 31, 2012	$3,283	$(9,928)	$(6,645)
Current period other comprehensive loss	(1,296)	(943)	(2,239)
Ending balance March 31, 2013	$1,987	$(10,871)	$(8,884)

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Beginning balance December 31, 2011	$(2,406)	$(10,026)	$(12,432)
Current period other comprehensive income (loss)	5,689	98	5,787

Ending balance December 31, 2012	$3,283	$(9,928)	$(6,645)

Summary of activity in other comprehensive income (loss) related to forward exchange contracts held

	Three Months Ended March 31,
	2013	2012
Change in fair value of forward exchange contracts, net of tax	$(2,474)	$2,031
Amount reclassified to direct cost of revenue	1,178	631
Change in unrecognized gains/losses on forward exchange contracts	$(1,296)	$2,662

	Year Ended December 31,
	2012	2011	2010
Change in fair value of forward exchange contracts, net of tax	$3,149	$(2,545)	$3,554
Adjustment for net gains/losses realized and included in net income	2,540	(5,219)	1,891

Change in unrecognized gains/losses on forward exchange contracts	$5,689	$(7,764)	$5,445

Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Schedule of domestic and foreign source component of income (loss) before tax
	Three months ended March 31, 2013	Three months ended March 31, 2012
Total US	$(5,810)	$(2,951)
Total Foreign	7,440	3,356
Total	$1,630	$405

	December 31,
	2012	2011	2010
Total US	$(28,647)	$(37,669)	$(68,897)
Total Foreign	20,967	20,125	25,814

Total	$(7,680)	$(17,544)	$(43,083)

Schedule of components of the income tax expense (benefit)

	December 31,
	2012	2011	2010
Current:
Federal	$(42)	$(1,742)	$214
State	147	(37)	326
Foreign	4,795	6,532	6,083

Total Current	$4,900	$4,753	$6,623
Deferred:
Federal	$344	$301	$1,141
State	(98)	24	308
Foreign	121	1,015	2,320

Total Deferred	$367	$1,340	$3,769

Total	$5,267	$6,093	$10,392

Schedule of reconciliation of the provision for income taxes with amounts determined by applying the statutory US Federal rate

	December 31,
	2012	2011	2010
Federal tax rate	$(2,688)	$(6,141)	$(15,079)
State and local income taxes, net of federal income tax benefits	(695)	(1,474)	(494)
Foreign income taxed at different rate to US	(483)	(8,698)	(6,226)
Change in valuation allowance	9,891	17,800	22,369
Adjustment to deferreds	(4,131)	(2,784)	1,653
Non deductible expenses related to foreign tax holiday	4,593	10,034	5,469
Credits and tax holidays	(6,378)	(1,227)	(312)
Reserve for uncertain tax positions	1,307	(1,897)	1,009
Permanent items	1,410	(1,214)	626
Foreign inclusions	2,192	1,337	1,161
Other differences	249	357	216

Provision for income taxes	$5,267	$6,093	$10,392

Schedule of deferred income taxes

	December 31, 2012	December 31, 2011
Deferred tax assets:
Accruals, allowances, and reserves	$8,810	$10,391
Tax credits	11,387	5,752
Loss carry forwards	21,386	25,266
Tangibles/Intangibles	8,902	7,416
Payables/Receivables	29,737	25,964
Market leases	590	717
Other	237	162

	81,049	75,668
Valuation allowance	(68,205)	(58,314)

Total deferred tax assets	12,844	17,354
Deferred tax liabilities:
Intangible assets	16,494	20,655

Total deferred tax liabilities	16,494	20,655

Net deferred tax assets (liabilities)	$(3,650)	$(3,301)

Schedule of reconciliation of the beginning and ending total amounts of unrecognized tax benefits (exclusive of interest and penalties)

Beginning balance January 1, 2012	$6,326
Additions to tax positions related to the current year	1,586
Additions for tax positions related to the prior year	—
Reductions for tax positions related to prior year	(506)
Lapse of statute of limitations	(416)

Ending balance December 31, 2012	$6,990

Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Schedule of restricted stock award activity

	Number of Shares	Weighted average Grant-Date Fair Value
Unvested December 31, 2011	81	$6.34
Granted	—	—
Vested	21	6.11
Forfeited	60	6.37

Unvested December 31, 2012	—	$—

2008 Stock Incentive Plan
Stock Options
Schedule of assumptions used for the option grants
Three months ended March 31, 2012
Option term (years)	6.380
Volatility	71.89%
Risk-free interest rate	1.14 — 1.19%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$1.74

	Year Ended December 31,
	2012	2011	2010
Option term (years)	6.380	6.380	6.375
Volatility	71.89%	67.15%–74.54%	63.71%–67.88%
Risk-free interest rate	1.14–1.43%	1.15–2.62%	1.57–3.06%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value per option granted	$1.73	$1.74	$3.46

Schedule of stock options

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2010	6,308	$6.13	—	7.64
Granted	2,130	5.44	$1.74
Exercised	—	—
Forfeited or modified	3,000	6.13

Outstanding at December 31, 2011	5,438	$5.86	—	7.56
Granted	185	6.00	$1.73
Exercised	—	—
Forfeited or modified	5,623	5.85

Outstanding at December 31, 2012	—	$—		—

2012 Stock Incentive Plan
Stock Options
Schedule of assumptions used for the option grants
Three months ended March 31, 2013
Option term (years)	5.00
Volatility	44.35%
Risk-free interest rate	0.88%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$70.87

Year ended December 31, 2012
Option term (years)	4.11–5.00
Volatility	39.18–44.35%
Risk-free interest rate	0.54–0.76%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$32.56

Schedule of stock options

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2012	74.3	$425.00	—	6.82
Granted	0.8	425.00	$70.87
Exercised	—	—
Forfeited	0.6	425.00
Outstanding at March 31, 2013	74.5	$425.00		6.56

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	—	$—	—	—
Granted	75.0	425.00	$32.56
Exercised	—	—
Forfeited	0.3	—

Outstanding at December 31, 2012	74.7	$425.00		6.82

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of assets under capital lease, included in equipment and fixtures, net, on consolidated balance sheets

	December 31, 2012	December 31, 2011
Furniture and fixtures	$2,940	$2,968
Building improvements	12,797	12,884
Computer equipment	15,718	10,262
Telecom and other equipment	18,919	17,778

	50,374	43,892
Less: accumulated depreciation	(28,338)	(17,917)

	$22,036	$25,975

Schedule of future minimum payments under capital and operating leases

Future minimum payments under capital and operating leases consist of the following at December 31, 2012:

	Capital Leases	Operating Leases
2013	10,159	37,823
2014	4,798	30,105
2015	1,069	25,162
2016	575	18,379
2017	—	9,313
Thereafter	—	7,703

Total future minimum lease payments	16,601	$128,485
Less amount representing interest	(1,355)

	15,246
Less current portion	(9,279)

Capital lease obligations, net of current portion	$5,967

Schedule of rent expense included in consolidated statements of operations in selling, general and administrative expenses

	Year Ended December 31,
	2012	2011	2010
Rent expense	$48,761	$49,265	$50,176
Market lease reserve amortization	(760)	(3,455)	(4,830)

Net rent expense	$48,001	$45,810	$45,346

Geographic Operations and Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Operations and Concentrations
Schedule of geographic information regarding operations
	Three Months Ended March 31,
	2013	2012
Revenues
Americas
United States	$56,559	$48,971
Philippines	56,430	52,180
Canada	28,399	29,367
Others	31,822	28,180
Total Americas	173,210	158,698
EMEA	69,602	56,841
	$242,812	$215,539

	March 31, 2013	December 31, 2012
Total assets:
Americas	$521,097	$536,149
EMEA	136,205	67,879
	$657,302	$604,028

	Year Ended December 31,
	2012	2011	2010
Revenue:
Americas
United States	$204,229	$193,385	$201,018
Philippines	207,589	188,021	161,789
Canada	109,920	126,827	121,022
Others	118,309	100,530	104,200

Total Americas	$640,047	$608,763	$588,029
EMEA	220,264	238,144	212,144

Total	$860,311	$846,907	$800,173

	December 31, 2012	December 31, 2011
Total assets:
Americas	$536,149	$545,568
EMEA	67,879	71,128

	$604,028	$616,696

Schedule of percentage of revenue for each of three of largest clients
	Three Months Ended March 31,
	2013	2012
Microsoft	14%	10%
Dell	8%	10%

	Year Ended December 31,
	2012	2011	2010
Microsoft	11%	10%	6%
Dell	9%	12%	16%
Hewlett Packard	8%	10%	12%

Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Financial Information
Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	$—	$117,476	$129,301	$(3,965)	$242,812
Direct cost of revenue:
Customers	—	62,818	80,310		143,128
Intercompany	—	3,348	617	(3,965)	—
	—	66,166	80,927	(3,965)	143,128
Gross profit	—	51,310	48,374	—	99,684
Operating expenses	436	47,351	41,031	—	88,818
Non-operating expenses (income)	8,337	(2,451)	3,350	—	9,236
Equity in earnings of subsidiaries	(9,031)	—	—	9,031	—
Income (loss) before income taxes	258	6,410	3,993	(9,031)	1,630
Provision (benefit) for income taxes	6	807	565	—	1,378
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	—	207,581	120,890	(112,932)	215,539
Direct cost of revenue:
Customers	—	55,789	68,327		124,116
Intercompany	—	102,477	10,455	(112,932)	—
	—	158,266	78,782	(112,932)	124,116
Gross profit	—	49,315	42,108	—	91,423
Operating expenses	673	42,988	40,042	—	83,703
Non-operating expenses (income)	7,539	(1,563)	1,339	—	7,315
Equity in earnings of subsidiaries	(7,557)	—	—	7,557	—
Income (loss) before income taxes	(655)	7,890	727	(7,557)	405
Provision (benefit) for income taxes	—	(1,596)	2,656	—	1,060
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$759,902	$100,409	$—	$860,311
Intercompany	—	(329,157)	356,413	(27,256)	—

	—	430,745	456,822	(27,256)	860,311
Direct cost of revenue
Customers	—	226,802	275,248		502,050
Intercompany	—	24,725	2,531	(27,256)	—

	—	251,527	277,779	(27,256)	502,050
Gross profit	—	179,218	179,043	—	358,261
Operating expenses	3,938	172,006	158,594	—	334,538
Non-operating expenses	31,654	(8,390)	8,139	—	31,403
Equity in earnings of subsidiaries	(10,868)	—	—	10,868	—

Income (loss) before income taxes	(24,724)	15,602	12,310	(10,868)	(7,680)

Provision (benefit) for income taxes	(11,777)	11,251	5,793	—	5,267

Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$693,960	$152,947	$—	$846,907
Intercompany	—	95,849	326,522	(422,371)	—

	—	789,809	479,469	(422,371)	846,907
Direct cost of revenue
Customers	—	223,364	271,062		494,426
Intercompany	—	379,492	42,879	(422,371)	—

	—	602,856	313,941	(422,371)	494,426
Gross profit	—	186,953	165,528	—	352,481
Operating expenses	2,704	181,771	152,868	—	337,343
Non-operating expenses	28,906	(5,176)	8,952	—	32,682
Equity in earnings of subsidiaries	5,538	—	—	(5,538)	—

Income (loss) before income taxes	(37,148)	10,358	3,708	5,538	(17,544)

Provision (benefit) for income taxes	(13,511)	13,957	5,647	—	6,093

Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$638,444	$161,729	$—	$800,173
Intercompany	—	(15,877)	292,521	(276,644)	—

	—	622,567	454,250	(276,644)	800,173
Direct cost of revenue
Customers	—	225,867	243,670		469,537
Intercompany	—	236,228	40,416	(276,644)	—

	—	462,095	284,086	(276,644)	469,537
Gross profit	—	160,472	170,164	—	330,636
Operating expenses	6,972	181,129	155,406	—	343,507
Non-operating expenses	25,959	(8,527)	12,780	—	30,212
Equity in earnings of subsidiaries	28,148	—	—	(28,148)	—

Income (loss) before income taxes	(61,079)	(12,130)	1,978	28,148	(43,083)

Provision (benefit) for income taxes	(7,604)	13,768	4,228	—	10,392

Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)

Condensed Consolidating Statement of Comprehensive Income

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	(1,296)	(851)	(445)	1,296	(1,296)
Change in cumulative translation adjustment	(943)	(2,397)	1,454	943	(943)
Comprehensive income (loss)	$(1,987)	$2,355	$4,437	$(6,792)	$(1,987)

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	2,662	1,430	1,232	(2,662)	2,662
Change in cumulative translation adjustment	2,131	1,879	252	(2,131)	2,131
Comprehensive income (loss)	$4,138	$12,795	$(445)	$(12,350)	$4,138

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,689	1,620	4,069	(5,689)	5,689
Change in cumulative translation adjustment	98	348	(250)	(98)	98

Comprehensive income (loss)	$(7,160)	$6,319	$10,336	$(16,655)	$(7,160)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)
Other comprehensive income:
Change in unrealized loss on forward exchange contracts, net of tax	(7,764)	(3,515)	(4,249)	7,764	(7,764)
Change in cumulative translation adjustment	(3,561)	(1,320)	(2,241)	3,561	(3,561)

Comprehensive income (loss)	$(34,962)	$(8,434)	$(8,429)	$16,863	$(34,962)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,445	2,129	3,316	(5,445)	5,445
Change in cumulative translation adjustment	(2,820)	(1,620)	(1,200)	2,820	(2,820)

Comprehensive income (loss)	$(50,850)	$(25,389)	$(134)	$25,523	$(50,850)

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

As of March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$2,821	$11,980	$—	$14,807
Accounts receivable, net	—	147,343	33,345	—	180,688
Intercompany receivable	32,391	147,192	104,255	(283,838)	—
Other current assets	4,438	11,193	12,378	—	28,009
Total current assets	36,835	308,549	161,958	(283,838)	223,504
Equipment and fixtures, net and other assets	1,727	47,062	64,344	—	113,133
Investment in subsidiaries	456,967	134,288	17	(591,272)	—
Goodwill and intangible assets, net	—	167,370	153,295	—	320,665
Total assets	$495,529	$657,269	$379,614	$(875,110)	$657,302
Liabilities and Stockholders’ Equity
Current liabilities	$13,815	$42,551	$86,855	$—	$143,221
Intercompany payable	20,683	136,497	126,658	(283,838)	—
Long-term liabilities	252,720	31,136	21,914	—	305,770
Total shareholders’ equity (deficit)	208,311	447,085	144,187	(591,272)	208,311
Total liabilities and stockholders’ equity	$495,529	$657,269	$379,614	$(875,110)	$657,302

Condensed Consolidating Balance Sheet

As of December 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,406	(253,880)	—
Other current assets	3,587	14,878	10,543	—	29,008
Total current assets	35,984	296,015	134,553	(253,880)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089
Total assets	$488,414	$588,609	$305,861	$(778,856)	$604,028
Liabilities and Stockholders’ Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,449	(253,880)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders’ equity (deficit)	209,896	384,539	140,437	(524,976)	209,896
Total liabilities and stockholders’ equity	$488,414	$588,609	$305,861	$(778,856)	$604,028

Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,405	(253,879)	—
Other current assets	3,587	14,878	10,543	—	29,008

Total current assets	35,984	296,015	134,552	(253,879)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089

Total assets	$488,414	$588,609	$305,860	$(778,855)	$604,028

Liabilities and Stockholders' Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,448	(253,879)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders' equity (deficit)	209,896	384,539	140,437	(524,976)	209,896

Total liabilities and stockholders' equity	$488,414	$588,609	$305,860	$(778,855)	$604,028

Condensed Consolidating Balance Sheet
As of December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$11,143	$12,099	$—	$23,248
Accounts receivable, net	—	141,579	24,384	—	165,963
Intercompany receivable	22,788	94,203	89,121	(206,112)	—
Other current assets	2,614	17,510	7,698	—	27,822

Total current assets	25,408	264,435	133,302	(206,112)	217,033
Equipment and fixtures, net and other assets	4,107	51,356	50,780	—	106,243
Investment in subsidiaries	431,363	74,284	17	(505,664)	—
Goodwill and intangible assets, net	—	181,750	111,670	—	293,420

Total assets	$460,878	$571,825	$295,769	$(711,776)	$616,696

Liabilities and Stockholders' Equity
Current liabilities	$6,025	$51,092	$63,477	$—	$120,594
Intercompany payable	2,397	111,763	91,952	(206,112)	—
Long-term liabilities	239,012	33,757	9,889	—	282,658
Total shareholders' equity (deficit)	213,444	375,213	130,451	(505,664)	213,444

Total liabilities and stockholders' equity	$460,878	$571,825	$295,769	$(711,776)	$616,696

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(360)	$12,735	$6,799	$—	$19,174
Cash flows from investing activities:
Acquisition of business	—	—	(41,167)	—	(41,167)
Cash acquired from acquisition	—	—	4,951	—	4,951
Additions to equipment and fixtures	—	(4,402)	(1,881)	—	(6,283)
Net cash used in investing activities	—	(4,402)	(38,097)	—	(42,499)
Cash flows from financing activities:
Net repayments on line of credit	(9,137)	—	—	—	(9,137)
Net borrowings (repayments) on long term debt	30,600	2,030	(942)	—	31,688
Net repayments on capital leases	—	(2,252)	(786)	—	(3,038)
Net intercompany	(21,103)	(13,570)	34,673	—	—
Net cash provided by (used in) financing activities	360	(13,792)	32,945	—	19,513
Effect of exchange rates on cash and cash equivalents	—	(1,696)	1,580	—	(116)
Net increase (decrease) in cash and cash equivalents	—	(7,155)	3,227	—	(3,928)
Cash and cash equivalents, beginning of period	6	9,976	8,753	—	18,735
Cash and cash equivalents, end of period	$6	$2,821	$11,980	$—	$14,807

Condensed Statements of Cash Flows

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(840)	$12,276	$9,874	$—	$21,310
Cash flows from investing activities:
Additions to equipment and fixtures	—	(3,192)	(3,159)	—	(6,351)
Net cash used in investing activities	—	(3,192)	(3,159)	—	(6,351)
Cash flows from financing activities:
Net repayments on line of credit	(19,984)	—	—	—	(19,984)
Net repayments on long term debt	—	(63)	(24)	—	(87)
Net repayments on capital leases	—	(2,294)	(277)	—	(2,571)
Net intercompany	20,835	(17,202)	(3,633)	—	—
Tax payments for withholding on restricted stock	(11)	—	—	—	(11)
Net cash provided by (used in) financing activities	840	(19,559)	(3,934)	—	(22,653)
Effect of exchange rates on cash and cash equivalents	—	5,858	(4,329)	—	1,529
Net decrease in cash and cash equivalents	—	(4,617)	(1,548)	—	(6,165)
Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248
Cash and cash equivalents, end of period	$6	$6,526	$10,551	$—	$17,083

Condensed Statements of Cash Flows
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(17,545)	$31,139	$38,373	$—	$51,967
Cash flows from investing activities:
Investment in subsidiaries	—	16,940	(16,940)	—	—
Additions to equipment and fixtures	—	(15,750)	(32,951)	—	(48,701)

Net cash provided by (used in) investing activities	—	1,190	(49,891)	—	(48,701)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(10,075)	—	—	—	(10,075)
Net borrowings (repayments) on long term debt	—	1,823	11,752	—	13,575
Net borrowings (repayments) on capital leases	—	(8,939)	(2,721)	—	(11,660)
Net intercompany	27,631	(31,284)	3,653	—	—
Tax payments on withholding of restricted stock	(11)	—	—	—	(11)

Net cash provided by (used in) financing activities	17,545	(38,400)	12,684	—	(8,171)
Effect of exchange rates on cash and cash equivalents	—	4,904	(4,512)	—	392

Net increase (decrease) in cash and cash equivalents	—	(1,167)	(3,346)	—	(4,513)

Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248

Cash and cash equivalents, end of period	$6	$9,976	$8,753	$—	$18,735

Condensed Statements of Cash Flows
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(4,447)	$15,960	$38,602	$—	$50,115
Cash flows from investing activities:
Investment in subsidiaries	—	(62,809)	62,809	—	—
Additions to equipment and fixtures, net	—	(20,062)	(19,250)	—	(39,312)

Net cash provided by (used in) investing activities	—	(82,871)	43,559	—	(39,312)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	20,250	—	—	—	20,250
Net borrowings (repayments) on long term debt	—	233	836	—	1,069
Net borrowings (repayments) on capital leases	—	(7,486)	(3,199)	—	(10,685)
Net intercompany	(2,135)	76,952	(74,817)	—	—
Tax withholding on restricted stock	(23)	—	—	—	(23)
Repurchase of common stock	(13,645)	—	—	—	(13,645)

Net cash provided by (used in) financing activities	4,447	69,699	(77,180)	—	(3,034)
Effect of exchange rates on cash and cash equivalents	—	5,924	(8,934)	—	(3,010)

Net increase (decrease) in cash and cash equivalents	—	8,712	(3,953)	—	4,759

Cash and cash equivalents, beginning of period	6	2,431	16,052	—	18,489

Cash and cash equivalents, end of period	$6	$11,143	$12,099	$—	$23,248

Condensed Statements of Cash Flows
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(22,321)	$10,653	$34,112	$—	$22,444
Cash flows from investing activities:
Investment in subsidiaries	(106,505)	105,038	1,467	—	—
Additions to equipment and fixtures, net	—	(15,081)	(7,823)	—	(22,904)

Net cash provided by (used in) investing activities	(106,505)	89,957	(6,356)	—	(22,904)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	9,004	—	—	—	9,004
Net borrowings (repayments) on long term debt	—	(90)	—	—	(90)
Net borrowings (repayments) on capital leases	—	(3,412)	(2,448)	—	(5,860)
Net intercompany	118,968	(100,003)	(18,965)	—	—
Proceeds from issuance of common stock related to pre-emptive rights and stock options	268	—	—	—	268
Tax withholding on restricted stock	(233)	—	—	—	(233)
Proceeds from exercise of warrants	2,307	—	—	—	2,307
Repurchase of warrants	(1,608)	—	—	—	(1,608)

Net cash provided by (used in) financing activities	128,706	(103,505)	(21,413)	—	3,788
Effect of exchange rates on cash and cash equivalents	—	2,131	(1,898)	—	233

Net increase (decrease) in cash and cash equivalents	(120)	(764)	4,445	—	3,561

Cash and cash equivalents, beginning of period	126	3,195	11,607	—	14,928

Cash and cash equivalents, end of period	$6	$2,431	$16,052	$—	$18,489

Our History and Summary of Various Transactions (Details) (Voting common stock) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Apr. 27, 2012
Voting common stock
Going private and merger immediately thereafter
Number of SGS shares contributed by Parent to MergerSub, as a percentage of all outstanding SGS shares		73,094
SGS shares contributed by Parent to MergerSub, as a percentage of all outstanding SGS shares (as a percent)		96.20%
Voting ownership percentage in each entity held by Sponsors, minimum	50.00%

Our Business (Details)	Mar. 31, 2013 servicecenter language country	Dec. 31, 2012 language country servicecenter
Our Business
Languages supported	35	35
Number of service centers	56	51
Number of countries	23	22

Basis of Presentation (Details) (Merger) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Merger
Basis of Presentation
Shares of stock cancelled	75,955
Number of common stock reissued (in shares)	1

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Equivalents
Cash and cash equivalents held in international locations	$ 14,059	$ 15,762
Accounts Receivable and Concentration of Credit Risk
Reserve for doubtful accounts	0	263
Bad debt provision	$ 0	$ 0	$ 162
Minimum
Equipment & fixtures
Lease term	1 year
Maximum
Equipment & fixtures
Lease term	8 years
Furniture and fixtures
Equipment & fixtures
Estimated useful lives	5 years
Software | Minimum
Equipment & fixtures
Estimated useful lives	3 years
Software | Maximum
Equipment & fixtures
Estimated useful lives	5 years
Equipment | Minimum
Equipment & fixtures
Estimated useful lives	3 years
Equipment | Maximum
Equipment & fixtures
Estimated useful lives	5 years

Summary of Significant Accounting Policies (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets
Number of reporting units in which the entity operates		1
Financial Information Regarding Segment Reporting
Number of reportable segments		1
Client lists and relationships | Maximum
Other Intangible Assets
Intangible assets with finite life, amortization period	10 years	10 years
Developed software
Other Intangible Assets
Intangible assets with finite life, amortization period		5 years

Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition
Standard period within which payment is expected to be received			90 days
Derivative instruments
Unrealized gains reclassified from other comprehensive income to earnings	$ 2,451		$ 3,555
Gains (Losses) on Hedges - deemed effective cash flow hedges	1,178	33	2,256	4,416	1,986
Gain on Hedges - previously determined to be effective cash flow hedges				298	5,945
Unrealized losses reclassified from other comprehensive income to earnings	12 months		12 months
Minimum
Derivative instruments
Forward contracts utilized, expiration period	1 month		1 month
Maximum
Derivative instruments
Forward contracts utilized, expiration period	18 months		18 months
Commercial bank in which one of company's financial sponsors owns a non-controlling interest
Derivative instruments
Fair market value of derivatives designated as cash flow hedges included in current assets	374		586
Fair market value of derivatives designated as cash flow hedges included in current liabilities				84
Forward exchange contracts
Derivative instruments
Foreign exchange risk hedged using forward exchange contracts	259,657		206,535	216,491
Forward exchange contracts - determined to be effective cash flow hedges	187,155		167,140
Forward exchange contracts - contracts for which does not apply hedge accounting	72,502		39,395
Designated as cash flow hedges
Derivative instruments
Gain (loss) reflected in fair market value of derivatives	2,367		3,558	(2,424)	5,358
Elected not to apply hedge accounting
Derivative instruments
Gain (loss) reflected in fair market value of derivatives	(219)		244	(1,078)	373
Gain (Loss) on Hedges - Which does not apply Hedge Accounting	$ (100)	$ 2,006	$ 2,114	$ (2,878)	$ 1,041

Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Total at Balance Sheet Date	Dec. 31, 2012 Total at Balance Sheet Date	Dec. 31, 2011 Total at Balance Sheet Date	Mar. 31, 2013 Total at Balance Sheet Date Forward exchange contracts	Dec. 31, 2012 Total at Balance Sheet Date Forward exchange contracts	Dec. 31, 2011 Total at Balance Sheet Date Forward exchange contracts	Mar. 31, 2013 Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Significant Other Observable Inputs (Level 2)	Mar. 31, 2013 Significant Other Observable Inputs (Level 2) Forward exchange contracts	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Forward exchange contracts	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Forward exchange contracts
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total				$ 2,148	$ 3,802	$ (3,502)	$ 2,148	$ 3,802	$ (3,502)	$ 2,148	$ 3,802	$ (3,502)	$ 2,148	$ 3,802	$ (3,502)
Fair value of long term debt				239,430	210
Market Lease Reserve
Amortization of market lease reserve, including imputed interest	$ 748	$ 3,298	$ 4,412

Goodwill and Intangibles (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Trade names	Dec. 31, 2012 Trade names	Mar. 31, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Mar. 31, 2013 Customer relationships Maximum	Dec. 31, 2012 Customer relationships Maximum	Mar. 31, 2013 Customer relationships Weighted average	Dec. 31, 2012 Customer relationships Weighted average	Dec. 31, 2012 Technology-based intangible assets	Mar. 31, 2013 Technology-based intangible assets	Mar. 31, 2013 Technology-based intangible assets Maximum	Mar. 31, 2013 Technology-based intangible assets Weighted average	Dec. 31, 2012 Technology-based intangible assets Weighted average
Intangible assets
Estimated useful life								10 years	10 years			5 years		5 years
Weighted average remaining life										3 years 8 months 12 days	2 years 7 months 6 days				2 years 9 months 18 days	1 year
Gross cost	$ 135,735,000	$ 117,047,000			$ 16,100,000	$ 110,823,000	$ 98,749,000					$ 2,198,000	$ 5,341,000
Accumulated amortization	68,077,000	64,707,000				66,019,000	63,055,000					1,652,000	1,928,000
Net	$ 67,658,000	$ 52,340,000	$ 66,671,000	$ 16,100,000	$ 16,100,000	$ 44,804,000	$ 35,694,000					$ 546,000	$ 3,413,000

Goodwill and Intangibles (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Future amortization expense of intangible assets
2013		$ 11,497
2014	11,875	7,571
2015	8,803	5,652
2016	6,503	4,435
2017	5,176	3,425
Thereafter		$ 3,660

Warrants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Warrants
Repurchase of warrants (in shares)	2,271
Repurchase of warrants	$ 1,608
Warrants exercised (in shares)	381
Warrants outstanding (in shares)	7,357
Shares of common stock underlying warrants embedded in units (in shares)	30

Severance, Restructuring and Other Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of severance, restructuring and other charges
Severance	$ 679	$ 2,455	$ 5,627	$ 11,079	$ 6,501
Lease exit charges	46	349	4,898	7	3,443
Asset impairment charges				275	1,746
Transaction related expenses	974		3,876	(592)	209
Severance, restructuring and other charges, net	$ 1,699	$ 2,804	$ 14,401	$ 10,769	$ 11,899

Severance, Restructuring and Other Charges (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rollforward of the activity in restructuring liabilities
Balance at the beginning of the period	$ 3,322	$ 3,380	$ 3,380	$ 5,298
Expense	1,699	2,804	14,401	10,769	11,899
Cash Paid	(2,316)		(13,997)	(12,524)
Reversals				(1,536)
Reclassification			(462)
Balance at the end of the period	2,705		3,322	3,380	5,298
Reduction in work-force and severance
Rollforward of the activity in restructuring liabilities
Balance at the beginning of the period	1,042	1,945	1,945	2,491
Expense	679		5,627	11,196
Cash Paid	(875)		(6,530)	(11,627)
Reversals				(115)
Balance at the end of the period	846		1,042	1,945
Closure of Call Centers
Rollforward of the activity in restructuring liabilities
Balance at the beginning of the period	1,810	1,435	1,435	2,807
Expense	46		4,898	946
Cash Paid	(701)		(4,061)	(897)
Reversals				(1,421)
Reclassification			(462)
Balance at the end of the period	1,155		1,810	1,435
Transaction Related Expenses
Rollforward of the activity in restructuring liabilities
Balance at the beginning of the period	470
Expense	974		3,876
Cash Paid	(740)		(3,406)
Balance at the end of the period	$ 704		$ 470

Equipment and Fixtures, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equipment and fixtures, net
Equipment and fixtures, gross	$ 263,689	$ 251,561	$ 202,534
Less: accumulated depreciation	(165,267)	(154,710)	(114,923)
Equipment and fixtures, net	98,422	96,851	87,611
Furniture and fixtures
Equipment and fixtures, net
Equipment and fixtures, gross	19,242	17,696	15,366
Building improvements
Equipment and fixtures, net
Equipment and fixtures, gross	70,265	66,369	47,870
Computer equipment
Equipment and fixtures, net
Equipment and fixtures, gross	73,701	70,238	52,560
Software
Equipment and fixtures, net
Equipment and fixtures, gross	44,413	40,460	30,920
Telecom and other equipment
Equipment and fixtures, net
Equipment and fixtures, gross	55,532	55,418	54,241
Equipment and fixtures not yet placed in service
Equipment and fixtures, net
Equipment and fixtures, gross	$ 536	$ 1,380	$ 1,577

Accrued Employee Compensation and Benefits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Employee Compensation and Benefits
Compensation related amounts	$ 31,821	$ 28,386	$ 31,477
Vacation liabilities	16,094	14,176	12,534
Medical and dental liabilities	2,257	2,078	2,284
Employer taxes	3,585	2,098	2,284
Statutory retirement plans	11,645	10,860	10,112
Other benefit related liabilities	199	437	1,619
Accrued employee compensation and benefits, Net	$ 65,601	$ 58,035	$ 60,310

Other Accrued Expenses and Other Liabilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Accrued Expenses and Other Liabilities
Professional fees	$ 3,506,000	$ 3,560,000	$ 4,364,000
Accrued interest	13,446,000	6,226,000	5,963,000
Occupancy expense	1,864,000	2,108,000	1,879,000
Technology expense	2,131,000	1,841,000	2,623,000
Forward exchange contracts	1,162,000	204,000	3,605,000
Value added and sales tax	3,181,000	1,547,000
Other accrued expenses	8,850,000	5,191,000	9,995,000
Total	$ 34,140,000	$ 20,677,000	$ 28,429,000

Other Accrued Expenses and Other Liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities
Lease exit liability	$ 1,067	$ 1,704	$ 1,083
Deferred revenue	582	1,512	1,397
Market lease reserves	768	946	1,639
Other	4,649	1,225	2,132
Total other current liabilities	$ 7,066	$ 5,387	$ 6,251

Other Accrued Expenses and Other Liabilities (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other long-term liabilities
Deferred rent	$ 4,417	$ 4,415	$ 1,755
Accrued income taxes	11,600	11,143	10,329
Market lease reserves	126	61	978
Other	1,557	334	755
Total other long-term liabilities	$ 21,232	$ 15,953	$ 13,817

Long-Term Debt and Revolving Credit Facility (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended								0 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 ABL revolving credit facility	Mar. 31, 2013 ABL revolving credit facility	Mar. 31, 2012 ABL revolving credit facility	Dec. 31, 2012 ABL revolving credit facility	Dec. 31, 2011 ABL revolving credit facility	Dec. 27, 2012 ABL revolving credit facility	Mar. 31, 2013 ABL revolving credit facility Base rate	Dec. 31, 2012 ABL revolving credit facility Base rate	Mar. 31, 2013 ABL revolving credit facility LIBOR	Dec. 31, 2012 ABL revolving credit facility LIBOR	Dec. 27, 2012 Letter of Credit	Mar. 08, 2013 11.25% Senior Secured Notes	Oct. 31, 2009 11.25% Senior Secured Notes	Oct. 01, 2009 11.25% Senior Secured Notes
Debt Instrument
Principal amount issued														$ 30,000,000	$ 200,000,000
Initial offering price as percentage of the principal amount														102.00%		95.45%
Interest on Senior Secured Notes (as a percent)																11.25%
Revolving credit financing								125,000,000					20,000,000
Line of Credit Facility - Term			5 years
Line of credit facility term specified as period prior to the maturity of notes			120 days
Interest Rate of Wells Fargo's, Basis Points (as a percent)									1.50%	1.50%	2.50%	2.50%
Line of Credit Fees Capitalized								5,642,000								7,815,000
Line of Credit Fees Capitalized2																8,966,000
Amortization of Capitalized Fees into Expense	924,000	2,613,000
Amount drawn on ABL Facility				80,863,000	65,551,000	316,717,000	274,026,000
Payment on ABL Facility				90,000,000	85,535,000	326,792,000	253,777,000
Available Credit under ABL Facility			74,342,000	88,136,000		74,342,000
Availability threshold for fixed charge coverage ratio financial covenant to be operational				$ 25,000,000		$ 25,000,000

Long-Term Debt and Revolving Credit Facility (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of long-term borrowings
Long-term debt, gross	$ 271,631	$ 249,584	$ 245,970
Less: current portion	(6,630)	(5,333)	(453)
Less: discount on notes payable	(2,823)	(3,897)	(5,743)
Long-term debt	262,178	240,354	239,774
Revolving line of credit
Summary of long-term borrowings
Long-term debt, gross	25,543	34,680	44,755
11.25% Senior Secured Notes
Summary of long-term borrowings
Long-term debt, gross	230,000	200,000	200,000
Other
Summary of long-term borrowings
Long-term debt, gross	$ 16,088	$ 14,904	$ 1,215

Long-Term Debt and Revolving Credit Facility (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt and Revolving Credit Facility
2013		$ 5,333
2014	260,336	239,688
2015	3,390	2,268
2016	769	736
2017	1,460	1,559
Total	271,631	249,584	245,970
Letters of Credit in the aggregate outstanding amounts	1,939	3,245	5,167
Restricted cash	$ 280	$ 380	$ 215

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Beginning balance	$ (6,645)	$ (12,432)
Current period other comprehensive income (loss)	(2,239)	5,787
Ending balance	(8,884)	(6,645)
Unrealized gain on forward exchange contracts, net of tax
Beginning balance	3,283	(2,406)
Current period other comprehensive income (loss)	(1,296)	5,689
Ending balance	1,987	3,283
Cumulative translation adjustment
Beginning balance	(9,928)	(10,026)
Current period other comprehensive income (loss)	(943)	98
Ending balance	$ (10,871)	$ (9,928)

Accumulated Other Comprehensive Income (Loss) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in other comprehensive income (loss) related to forward exchange contracts held
Change in fair value of forward exchange contracts, net of tax	$ (2,474)	$ 2,031	$ 3,149	$ (2,545)	$ 3,554
Adjustment for net gains/losses realized and included in net income	1,178	631	2,540	(5,219)	1,891
Change in unrecognized gains/losses on forward exchange contracts	$ (1,296)	$ 2,662	$ 5,689	$ (7,764)	$ 5,445

Defined Contribution and Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution and Benefit Plans
Matching contributions to the plans	$ 4,417	$ 3,717	$ 3,264

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic and foreign source component of income (loss) before taxes
Total US	$ (5,810)	$ (2,951)	$ (28,647)	$ (37,669)	$ (68,897)
Total Foreign	7,440	3,356	20,967	20,125	25,814
Loss before provision for income taxes	1,630	405	(7,680)	(17,544)	(43,083)
Current
Federal			(42)	(1,742)	214
State			147	(37)	326
Foreign	(1,008)		4,795	6,532	6,083
Total Current			4,900	4,753	6,623
Deferred
Federal			344	301	1,141
State			(98)	24	308
Foreign			121	1,015	2,320
Total Deferred			367	1,340	3,769
Total	1,378	1,060	5,267	6,093	10,392
Reconciliation of the provision for income taxes with amounts determined by applying the statutory US Federal rate
Federal tax rate			(2,688)	(6,141)	(15,079)
State and local income taxes, net of federal income tax benefits			(695)	(1,474)	(494)
Foreign income taxed at different rate to US			(483)	(8,698)	(6,226)
Change in valuation allowance			9,891	17,800	22,369
Adjustment to deferreds			(4,131)	(2,784)	1,653
Non deductible expenses related to foreign tax holiday			4,593	10,034	5,469
Credits and tax holidays			(6,378)	(1,227)	(312)
Reserve for uncertain tax positions			1,307	(1,897)	1,009
Permanent items			1,410	(1,214)	626
Foreign inclusions			2,192	1,337	1,161
Other differences			249	357	216
Total	1,378	1,060	5,267	6,093	10,392
Deferred tax assets:
Accruals, allowances, and reserves			8,810	10,391
Tax credits			11,387	5,752
Loss carryforwards			21,386	25,266
Tangibles/Intangibles			8,902	7,416
Payables/Receivables			29,737	25,964
Market leases			590	717
Other			237	162
Total			81,049	75,668
Valuation allowance			(68,205)	(58,314)
Total deferred tax assets			12,844	17,354
Deferred tax liabilities:
Intangible assets			16,494	20,655
Total deferred tax liabilities			16,494	20,655
Net deferred tax assets (liabilities)			$ (3,650)	$ (3,301)

Income Taxes (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net operating losses carry forwards
Expiration of operating losses		between 2014 and 2030
Additional net operating loss		$ 8,900,000
Additional net tax credits		500,000
Income Taxes
Credits available for carry forward, subject to expirations		10,064,000
Credits available for carry forward, not subject to expirations		1,323,000
Valuation allowance recorded against net operating losses and deferred tax assets		68,205,000	58,314,000
Period over which cumulative increases in the ownership interests of 5% stockholders is measured	3 years	3 years
Percentage of stock held by shareholders for which cumulative increases in their ownership interests is measured over a 3 year period	5.00%	5.00%
Income tax benefit from foreign tax holidays		984,000	629,000	416,000
Expiration of tax holidays		between 2013 and 2031	between 2013 and 2031
Earnings held by foreign subsidiaries, designated as indefinitely reinvested outside the U.S		70,856,000
U.S. federal
Net operating losses carry forwards
Net operating losses carry forwards, subject to expirations		41,547,000	53,696,000
Expiration of operating losses		between 2024 and 2031	between 2024 and 2031
State
Net operating losses carry forwards
Net operating losses carry forwards, subject to expirations		33,447,000	28,902,000
Expiration of operating losses		between 2013 and 2031	between 2013 and 2031
Additional net operating loss		500,000
Foreign
Net operating losses carry forwards
Net operating losses carry forwards, subject to expirations		7,190,000	6,906,000
Expiration of operating losses		various periods through 2022	various periods through 2022
Net operating losses carry forwards, not subject to expirations		$ 14,878,000	$ 14,983,000

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending total amounts of unrecognized tax benefits (exclusive of interest and penalties)
Balance at the beginning of the period	$ 6,990	$ 6,326
Additions to tax positions related to the current year		1,586
Reductions for tax positions related to prior year		(506)
Lapse of statute of limitations		(416)
Balance at the end of the period		6,990	6,326
Other disclosures
Liability for unrecognized tax benefits (including interest and penalties), recorded in other long term liabilities	11,328	11,222	10,349
Un-benefitted tax losses which would be realizable on settlement	1,599	1,599	1,599
Accrued Income tax interest and penalties	2,849	2,633	2,423
Net unrealized tax benefits that would affect income tax expense	9,729	9,623
Interest and penalties	2,849	2,633
Projected decrease in unrecognized tax benefits due to settlement with taxing authorities or expiration of statute	$ 4,922	$ 5,054

Stock Options (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2008 2008 Stock Incentive Plan	Mar. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2011 2008 Stock Incentive Plan Stock Options	Dec. 31, 2010 2008 Stock Incentive Plan Stock Options	Apr. 27, 2012 2008 Stock Incentive Plan Stock Options	Jun. 30, 2012 2008 Stock Incentive Plan Stock Options Maximum	Dec. 31, 2008 2008 Stock Incentive Plan Stock Options Maximum	Dec. 31, 2008 2008 Stock Incentive Plan Stock Options Minimum	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan Stock Options	Dec. 31, 2012 2012 Stock Incentive Plan Stock Options	Dec. 31, 2011 2012 Stock Incentive Plan Stock Options	Dec. 31, 2010 2012 Stock Incentive Plan Stock Options	Jun. 08, 2012 2012 Stock Incentive Plan Stock Options	Jun. 08, 2012 2012 Stock Incentive Plan Stock Options Minimum
Stock Options
Payment to award holder based upon Merger Price (in dollars per share)										$ 3.25
Authorized grants of common stock (in shares)					10,000,000															80,000
Purchase price percentage, grant date fair value of common stock granted													100.00%
Stock option term											7 years
Previously unrecognized compensation cost recognized during period due to termination of plan							$ 1,298
Option exercise price as a percentage of the fair market value of the common stock at the date of grant																					100.00%
Stock option term												10 years
Number of options, Granted (in shares)			185,000	2,130,000		160,000	185,000	2,130,000	2,769,000					800	75,000	20,000
Restricted stock awards vesting condition							5 years
Stock options exercised (in shares)							0	0	35,000							0	0	0	0
Stock options exercisable (in shares)	0	17,000

Stock Options (Details 2) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2010 2008 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan Minimum	Dec. 31, 2012 2012 Stock Incentive Plan Maximum
Assumptions used for the option grants
Option term (years)	6 years 4 months 17 days	6 years 4 months 17 days	6 years 4 months 17 days	6 years 4 months 15 days	5 years		4 years 1 month 10 days	5 years
Volatility (as a percent)	71.89%	71.89%			44.35%		39.18%	44.35%
Volatility Minimum (as a percent)			67.15%	63.71%
Volatility Maximum (as a percent)			74.54%	67.88%
Risk-free interest rate Minimum (as a percent)	1.14%	1.14%	1.15%	1.57%		0.54%
Risk-free interest rate Maximum (as a percent)	1.19%	1.43%	2.62%	3.06%		0.76%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value per option granted (in dollars per share)	$ 1.74	$ 1.73	$ 1.74	$ 3.46	$ 70.87	$ 32.56

Stock Options (Details 3) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2010 2008 Stock Incentive Plan	Mar. 31, 2013 2008 Stock Incentive Plan	Mar. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2011 2008 Stock Incentive Plan Stock Options	Dec. 31, 2010 2008 Stock Incentive Plan Stock Options	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan Stock Options	Dec. 31, 2012 2012 Stock Incentive Plan Stock Options	Dec. 31, 2011 2012 Stock Incentive Plan Stock Options	Dec. 31, 2010 2012 Stock Incentive Plan Stock Options
Stock Options
Stock options vested (in shares)										323,000	1,534,000	1,225,000	2,066,000				17,000	0	0
Number of options, Exercised (in shares)											0	0	35,000			0	0	0	0
Stock options under the Plan
Number of options outstanding, beginning balance (in shares)					5,438,000	5,438,000	6,308,000							74,300
Weighted Average Exercise Price, beginning of period (in dollars per share)					$ 5.86	$ 5.86	$ 6.13							$ 425
Number of options, Granted (in shares)						185,000	2,130,000			160,000	185,000	2,130,000	2,769,000	800	75,000	20,000
Weighted Average Exercise Price, Granted (in dollars per share)						$ 6	$ 5.44							$ 425	$ 425
Weighted Average Fair Value, Granted (in dollars per share)					$ 1.74	$ 1.73	$ 1.74	$ 3.46						$ 70.87	$ 32.56
Number of options, Forfeited or modified (in shares)						5,623,000	3,000,000			504,000	5,623,000	3,000,000	3,404,000	600		600	300	0	0
Weighted Average Exercise Price, Forfeited or modified (in dollars per share)						$ 5.85	$ 6.13							$ 425
Number of options outstanding, closing balance (in shares)							5,438,000	6,308,000						74,500	74,300
Weighted Average Exercise Price, end of period (in dollars per share)							$ 5.86	$ 6.13						$ 425	$ 425
Weighted Average Remaining Contractual Term						7 years 6 months 22 days	7 years 7 months 20 days							6 years 6 months 22 days	6 years 9 months 25 days
Recognized stock compensation expense net	$ 402,000	$ 3,623,000	$ 2,072,000	$ 5,462,000
Aggregate intrinsic value of stock options outstanding, excluding the effects of expected forfeitures	0	0	0	0
Aggregate intrinsic value of stock options exercisable	0	0	0	0
Unrecognized compensation cost											2,840,000	5,196,000	7,203,000			1,768,000	1,841,000	0	0
Additional disclosures
Weighted-average exercise price of options exercisable (in dollars per share)																$ 425	$ 425
Weighted average remaining contractual term of options exercisable																6 years 6 months 11 days	6 years 9 months 25 days
Total fair value of options vested																$ 120,000	$ 483,000
Shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares)									0							55,000	54,000
Weighted average exercise price of shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) (in dollars per share)																$ 425	$ 425
Weighted average remaining contractual term of shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares)																6 years 6 months 22 days	6 years 9 months 25 days

Stock Options (Details 4) (Restricted stock, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 27, 2012
Restricted stock
Summary of Restricted stock award activity
Outstanding at the beginning of the period (in shares)	81
Weighted Average Exercise Price at the beginning of the period (in dollars per share)	$ 6.34
Number of Shares Vested	21
Weighted average Grant-Date Fair Value Vested (in dollars per share)	$ 6.11
Number of Shares Forfeited	60
Weighted average Grant-Date Fair Value Forfeited (in dollars per share)	$ 6.37
Outstanding at the end of the period (in shares)		81
Weighted Average Exercise Price at the end of the period (in dollars per share)		$ 6.34
Recognized stock compensation expense net	$ 56	$ 284	$ 967
Payment to award holder based upon Merger Price (in dollars per share)				$ 3.25

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 facility	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Commitments and Contingencies
Number of facilities under capital lease obligation	1
Commitments and Contingencies
Assets under capital lease, gross	$ 50,374	$ 43,892
Less: accumulated depreciation	(28,338)	(17,917)
Assets under capital lease, net	22,036	25,975
Future minimum payments under capital leases
2013	10,159
2014	4,798
2015	1,069
2016	575
Total future minimum lease payments	16,601
Less amount representing interest	(1,355)
Capital lease obligations, gross	15,246
Less current portion	(9,279)	(10,743)		(9,524)
Capital lease obligations, net of current portion	5,967	9,964		5,988
Future minimum payments under operating leases
2013	37,823
2014	30,105
2015	25,162
2016	18,379
2017	9,313
Thereafter	7,703
Total future minimum lease payments	128,485
Rent expense included in consolidated statements of operations in selling, general and administrative expenses
Rent expense	48,761	49,265	50,176
Market lease reserve amortization	(760)	(3,455)	(4,830)
Net rent expense	48,001	45,810	45,346
Self-insurance disclosures
Annual insured stop-loss limit on per-member payments	125
Self-insurance reserves	1,200	1,424
Merger
Amount contributed by Sponsors to Parent to fund the Merger	16,101
Furniture and fixtures
Commitments and Contingencies
Assets under capital lease, gross	2,940	2,968
Building improvements
Commitments and Contingencies
Assets under capital lease, gross	12,797	12,884
Computer equipment
Commitments and Contingencies
Assets under capital lease, gross	15,718	10,262
Telecom and other equipment
Commitments and Contingencies
Assets under capital lease, gross	$ 18,919	$ 17,778

Geographic Operations and Concentrations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 region segment	Mar. 31, 2012	Dec. 31, 2012 segment region	Dec. 31, 2011	Dec. 31, 2010
Geographic Operations and Concentrations
Number of Operating Segments	1		1
Number of regions that services are provided	2		2
Geographic information regarding operations
Revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Total assets	657,302		604,028	616,696
Americas
Geographic information regarding operations
Revenue	173,210	158,698	640,047	608,763	588,029
Total assets	521,097		536,149	545,568
United States
Geographic information regarding operations
Revenue	56,559	48,971	204,229	193,385	201,018
Philippines
Geographic information regarding operations
Revenue	56,430	52,180	207,589	188,021	161,789
Canada
Geographic information regarding operations
Revenue	28,399	29,367	109,920	126,827	121,022
Others
Geographic information regarding operations
Revenue	31,822	28,180	118,309	100,530	104,200
EMEA
Geographic information regarding operations
Revenue	69,602	56,841	220,264	238,144	212,144
Total assets	$ 136,205		$ 67,879	$ 71,128

Geographic Operations and Concentrations (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percentage of revenue form largest customers
Number of largest clients	2		3
Dell
Percentage of revenue form largest customers
Percentage of revenue	8.00%	10.00%	9.00%	12.00%	16.00%
Hewlett Packard
Percentage of revenue form largest customers
Percentage of revenue			8.00%	10.00%	12.00%
Microsoft
Percentage of revenue form largest customers
Percentage of revenue	14.00%	10.00%	11.00%	10.00%	6.00%

Geographic Operations and Concentrations (Details 3) (Accounts Receivable, Credit Concentration Risk)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Microsoft
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	7.00%	4.00%	3.00%	6.00%
Dell
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	15.00%	13.00%	12.00%	14.00%
Hewlett Packard
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable			7.00%	9.00%

Guarantor Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statement of Operations
Net revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Gross profit	99,684	91,423	358,261	352,481	330,636
Operating expenses	88,818	83,703	334,538	337,343	343,507
Non-operating expenses	9,236	7,315	31,403	32,682	30,212
Loss before provision for income taxes	1,630	405	(7,680)	(17,544)	(43,083)
Provision (benefit) for income taxes	1,378	1,060	5,267	6,093	10,392
Net income (loss)	252	(655)	(12,947)	(23,637)	(53,475)
Customers
Condensed Consolidating Statement of Operations
Net revenue			860,311	846,907	800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Parent
Condensed Consolidating Statement of Operations
Operating expenses	436	673	3,938	2,704	6,972
Non-operating expenses	8,337	7,539	31,654	28,906	25,959
Equity in Earnings of Subsidiaries	(9,031)	(7,557)	(10,868)	5,538	28,148
Loss before provision for income taxes	258	(655)	(24,724)	(37,148)	(61,079)
Provision (benefit) for income taxes	6		(11,777)	(13,511)	(7,604)
Net income (loss)	252	(655)	(12,947)	(23,637)	(53,475)
Guarantor subsidiaries
Condensed Consolidating Statement of Operations
Net revenue	117,476	207,581	430,745	789,809	622,567
Direct cost of revenue	66,166	158,266	251,527	602,856	462,095
Gross profit	51,310	49,315	179,218	186,953	160,472
Operating expenses	47,351	42,988	172,006	181,771	181,129
Non-operating expenses	(2,451)	(1,563)	(8,390)	(5,176)	(8,527)
Loss before provision for income taxes	6,410	7,890	15,602	10,358	(12,130)
Provision (benefit) for income taxes	807	(1,596)	11,251	13,957	13,768
Net income (loss)	5,603	9,486	4,351	(3,599)	(25,898)
Guarantor subsidiaries | Customers
Condensed Consolidating Statement of Operations
Net revenue			759,902	693,960	638,444
Direct cost of revenue	62,818	55,789	226,802	223,364	225,867
Guarantor subsidiaries | Intercompany
Condensed Consolidating Statement of Operations
Net revenue			(329,157)	95,849	(15,877)
Direct cost of revenue	3,348	102,477	24,725	379,492	236,228
Non-Guarantor subsidiaries
Condensed Consolidating Statement of Operations
Net revenue	129,301	120,890	456,822	479,469	454,250
Direct cost of revenue	80,927	78,782	277,779	313,941	284,086
Gross profit	48,374	42,108	179,043	165,528	170,164
Operating expenses	41,031	40,042	158,594	152,868	155,406
Non-operating expenses	3,350	1,339	8,139	8,952	12,780
Loss before provision for income taxes	3,993	727	12,310	3,708	1,978
Provision (benefit) for income taxes	565	2,656	5,793	5,647	4,228
Net income (loss)	3,428	(1,929)	6,517	(1,939)	(2,250)
Non-Guarantor subsidiaries | Customers
Condensed Consolidating Statement of Operations
Net revenue			100,409	152,947	161,729
Direct cost of revenue	80,310	68,327	275,248	271,062	243,670
Non-Guarantor subsidiaries | Intercompany
Condensed Consolidating Statement of Operations
Net revenue			356,413	326,522	292,521
Direct cost of revenue	617	10,455	2,531	42,879	40,416
Elimination
Condensed Consolidating Statement of Operations
Net revenue	(3,965)	(112,932)	(27,256)	(422,371)	(276,644)
Direct cost of revenue	(3,965)	(112,932)	(27,256)	(422,371)	(276,644)
Equity in Earnings of Subsidiaries	9,031	7,557	10,868	(5,538)	(28,148)
Loss before provision for income taxes	(9,031)	(7,557)	(10,868)	5,538	28,148
Net income (loss)	(9,031)	(7,557)	(10,868)	5,538	28,148
Elimination | Intercompany
Condensed Consolidating Statement of Operations
Net revenue			(27,256)	(422,371)	(276,644)
Direct cost of revenue	$ (3,965)	$ (112,932)	$ (27,256)	$ (422,371)	$ (276,644)

Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	$ 252		$ (655)		$ (12,947)		$ (23,637)		$ (53,475)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(1,296)		2,662		5,689		(7,764)		5,445
Change in cumulative translation adjustment	(943)	[1]	2,131	[1]	98	[2]	(3,561)	[2]	(2,820)	[2]
Comprehensive loss	(1,987)		4,138		(7,160)		(34,962)		(50,850)
Parent
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	252		(655)		(12,947)		(23,637)		(53,475)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(1,296)		2,662		5,689		(7,764)		5,445
Change in cumulative translation adjustment	(943)		2,131		98		(3,561)		(2,820)
Comprehensive loss	(1,987)		4,138		(7,160)		(34,962)		(50,850)
Guarantor subsidiaries
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	5,603		9,486		4,351		(3,599)		(25,898)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(851)		1,430		1,620		(3,515)		2,129
Change in cumulative translation adjustment	(2,397)		1,879		348		(1,320)		(1,620)
Comprehensive loss	2,355		12,795		6,319		(8,434)		(25,389)
Non-Guarantor subsidiaries
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	3,428		(1,929)		6,517		(1,939)		(2,250)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(445)		1,232		4,069		(4,249)		3,316
Change in cumulative translation adjustment	1,454		252		(250)		(2,241)		(1,200)
Comprehensive loss	4,437		(445)		10,336		(8,429)		(134)
Elimination
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	(9,031)		(7,557)		(10,868)		5,538		28,148
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	1,296		(2,662)		(5,689)		7,764		(5,445)
Change in cumulative translation adjustment	943		(2,131)		(98)		3,561		2,820
Comprehensive loss	$ (6,792)		$ (12,350)		$ (16,655)		$ 16,863		$ 25,523

[1]	There were no sales or liquidations of investments in foreign entities during the three months ended March 31, 2013 and 2012. Therefore, there is no adjustment for these periods.
[2]	During the year ended December 31, 2012, we substantially liquidated our investment in our subsidiary in Costa Rica. Accordingly, we recognized $228 from cumulative translation adjustment to other foreign currency loss in our statement of operations. There were no sales or liquidations of investments in foreign entities during the other periods presented. Therefore, there is no adjustment for 2011 and 2010.

Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 14,807	$ 18,735	$ 17,083	$ 23,248	$ 18,489	$ 14,928
Accounts receivable, net	180,688	164,929		165,963
Other current assets	28,009	29,008		27,822
Total current assets	223,504	212,672		217,033
Equipment and fixtures, net and other asset	113,133	112,267		106,243
Goodwill and intangible assets, net	320,665	279,089		293,420
Total assets	657,302	604,028		616,696
Liabilities and Stockholders' Equity
Current liabilities	143,221	116,185		120,594
Long-term liabilities	305,770	277,947		282,658
Total shareholders' equity (deficit)	208,311	209,896		213,444	259,718	303,411
Total liabilities and stockholders' equity	657,302	604,028		616,696
Parent
Assets
Cash and cash equivalents	6	6	6	6	6	126
Intercompany receivable		32,391		22,788
Other current assets	4,438	3,587		2,614
Total current assets	36,835	35,984		25,408
Equipment and fixtures, net and other asset	1,727	2,254		4,107
Investment in subsidiaries	456,967	450,176		431,363
Total assets	495,529	488,414		460,878
Liabilities and Stockholders' Equity
Current liabilities	13,815	5,948		6,025
Intercompany payable		41,786		2,397
Long-term liabilities	252,720	230,784		239,012
Total shareholders' equity (deficit)	208,311	209,896		213,444
Total liabilities and stockholders' equity	495,529	488,414		460,878
Guarantor subsidiaries
Assets
Cash and cash equivalents	2,821	9,976	6,526	11,143	2,431	3,195
Accounts receivable, net	147,343	146,078		141,579
Intercompany receivable		125,083		94,203
Other current assets	11,193	14,878		17,510
Total current assets	308,549	296,015		264,435
Equipment and fixtures, net and other asset	47,062	48,018		51,356
Investment in subsidiaries	134,288	74,784		74,284
Goodwill and intangible assets, net	167,370	169,792		181,750
Total assets	657,269	588,609		571,825
Liabilities and Stockholders' Equity
Current liabilities	42,551	43,510		51,092
Intercompany payable		128,645		111,763
Long-term liabilities	31,136	31,915		33,757
Total shareholders' equity (deficit)	447,085	384,539		375,213
Total liabilities and stockholders' equity	657,269	588,609		571,825
Non-Guarantor subsidiaries
Assets
Cash and cash equivalents	11,980	8,753	10,551	12,099	16,052	11,607
Accounts receivable, net	33,345	18,851		24,384
Intercompany receivable		96,406		89,121
Other current assets	12,378	10,543		7,698
Total current assets	161,958	134,553		133,302
Equipment and fixtures, net and other asset	64,344	61,995		50,780
Investment in subsidiaries	17	16		17
Goodwill and intangible assets, net	153,295	109,297		111,670
Total assets	379,614	305,861		295,769
Liabilities and Stockholders' Equity
Current liabilities	86,855	66,727		63,477
Intercompany payable		83,449		91,952
Long-term liabilities	21,914	15,248		9,889
Total shareholders' equity (deficit)	144,187	140,437		130,451
Total liabilities and stockholders' equity	379,614	305,861		295,769
Elimination
Assets
Intercompany receivable		(253,880)		(206,112)
Total current assets	(283,838)	(253,880)		(206,112)
Investment in subsidiaries	(591,272)	(524,976)		(505,664)
Total assets	(875,110)	(778,856)		(711,776)
Liabilities and Stockholders' Equity
Intercompany payable		(253,880)		(206,112)
Total shareholders' equity (deficit)	(591,272)	(524,976)		(505,664)
Total liabilities and stockholders' equity	$ (875,110)	$ (778,856)		$ (711,776)

Guarantor Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	$ 19,174	$ 21,310	$ 51,967	$ 50,115	$ 22,444
Cash flows from investing activities:
Additions to equipment and fixtures	(6,283)	(6,351)	(48,701)	(39,312)	(22,904)
Net cash used in investing activities	(42,499)	(6,351)	(48,701)	(39,312)	(22,904)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(9,137)	(19,984)	(10,075)	20,250	9,004
Net borrowings (repayments) on long term debt	31,688	(87)	13,575	1,069	(90)
Net borrowings (repayments) on capital leases	(3,038)	(2,571)	(11,660)	(10,685)	(5,860)
Proceeds from issuance of common stock related to pre-emptive rights and stock options					268
Tax payments on withholding of restricted stock		(11)	(11)	(23)	(233)
Proceeds from exercise of warrants					2,307
Repurchase of warrants					(1,608)
Repurchase of common stock				(13,645)
Net cash provided by (used in) financing activities	19,513	(22,653)	(8,171)	(3,034)	3,788
Effect of exchange rates on cash and cash equivalents	(116)	1,529	392	(3,010)	233
Net increase (decrease) in cash and cash equivalents	(3,928)	(6,165)	(4,513)	4,759	3,561
Cash and cash equivalents, beginning of period	18,735	23,248	23,248	18,489	14,928
Cash and cash equivalents, end of period	14,807	17,083	18,735	23,248	18,489
Parent
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	(360)	(840)	(17,545)	(4,447)	(22,321)
Cash flows from investing activities:
Investment in subsidiaries					(106,505)
Net cash used in investing activities					(106,505)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(9,137)	(19,984)	(10,075)	20,250	9,004
Net borrowings (repayments) on long term debt	30,600
Net intercompany	(21,103)	20,835	27,631	(2,135)	118,968
Proceeds from issuance of common stock related to pre-emptive rights and stock options					268
Tax payments on withholding of restricted stock		(11)	(11)	(23)	(233)
Proceeds from exercise of warrants					2,307
Repurchase of warrants					(1,608)
Repurchase of common stock				(13,645)
Net cash provided by (used in) financing activities	360	840	17,545	4,447	128,706
Net increase (decrease) in cash and cash equivalents					(120)
Cash and cash equivalents, beginning of period	6	6	6	6	126
Cash and cash equivalents, end of period	6	6	6	6	6
Guarantor subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	12,735	12,276	31,139	15,960	10,653
Cash flows from investing activities:
Investment in subsidiaries			16,940	(62,809)	105,038
Additions to equipment and fixtures	(4,402)	(3,192)	(15,750)	(20,062)	(15,081)
Net cash used in investing activities	(4,402)	(3,192)	1,190	(82,871)	89,957
Cash flows from financing activities:
Net borrowings (repayments) on long term debt	2,030	(63)	1,823	233	(90)
Net borrowings (repayments) on capital leases	(2,252)	(2,294)	(8,939)	(7,486)	(3,412)
Net intercompany	(13,570)	(17,202)	(31,284)	76,952	(100,003)
Net cash provided by (used in) financing activities	(13,792)	(19,559)	(38,400)	69,699	(103,505)
Effect of exchange rates on cash and cash equivalents	(1,696)	5,858	4,904	5,924	2,131
Net increase (decrease) in cash and cash equivalents	(7,155)	(4,617)	(1,167)	8,712	(764)
Cash and cash equivalents, beginning of period	9,976	11,143	11,143	2,431	3,195
Cash and cash equivalents, end of period	2,821	6,526	9,976	11,143	2,431
Non-Guarantor subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	6,799	9,874	38,373	38,602	34,112
Cash flows from investing activities:
Investment in subsidiaries			(16,940)	62,809	1,467
Additions to equipment and fixtures	(1,881)	(3,159)	(32,951)	(19,250)	(7,823)
Net cash used in investing activities	(38,097)	(3,159)	(49,891)	43,559	(6,356)
Cash flows from financing activities:
Net borrowings (repayments) on long term debt	(942)	(24)	11,752	836
Net borrowings (repayments) on capital leases	(786)	(277)	(2,721)	(3,199)	(2,448)
Net intercompany	34,673	(3,633)	3,653	(74,817)	(18,965)
Net cash provided by (used in) financing activities	32,945	(3,934)	12,684	(77,180)	(21,413)
Effect of exchange rates on cash and cash equivalents	1,580	(4,329)	(4,512)	(8,934)	(1,898)
Net increase (decrease) in cash and cash equivalents	3,227	(1,548)	(3,346)	(3,953)	4,445
Cash and cash equivalents, beginning of period	8,753	12,099	12,099	16,052	11,607
Cash and cash equivalents, end of period	$ 11,980	$ 10,551	$ 8,753	$ 12,099	$ 16,052

Subsequent Events (Details) (LBM) In Thousands, unless otherwise specified	Feb. 25, 2013 USD ($) subsidiary location	Feb. 25, 2013 Subsequent Event GBP (£) location employee subsidiary
Subsequent Events
Purchase price	$ 41,167	£ 29,000
Number of subsidiaries of acquired company	2	2
Number of employees of acquired company		2,500
Number of locations of acquired company	6	6

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

STREAM GLOBAL SERVICES, INC.

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts	Write-Offs Net of Recoveries	Balance at End of Period
Allowance for bad debts
For the year ended December 31, 2010	$532	$162	$20	$—	$714
For the year ended December 31, 2011	714	—	—	(451)	263
For the year ended December 31, 2012	263	—	—	(263)	—

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for bad debts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for bad debts
Movement in valuation and qualifying accounts
Balance at Beginning of Period	$ 263	$ 714	$ 532
Additional Charged to Costs and Expenses			162
Additional Charged to Other Accounts			20
Write-Offs Net of Recoveries	(263)	(451)
Balance at End of Period		$ 263	$ 714

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 14,807	$ 18,735	$ 17,083	$ 23,248	$ 18,489	$ 14,928
Accounts receivable, net	180,688	164,929		165,963
Income taxes receivable	3,012	2,282		644
Deferred income taxes	6,359	8,586		13,061
Prepaid expenses and other current assets	18,638	18,140		14,117
Total current assets	223,504	212,672		217,033
Equipment and fixtures, net	98,422	96,851		87,611
Deferred income taxes	3,218	3,483		3,711
Goodwill	253,007	226,749		226,749
Intangible assets, net	67,658	52,340		66,671
Other assets	11,493	11,933		14,921
Total assets	657,302	604,028		616,696
Current liabilities:
Accounts payable	17,884	16,359		12,489
Accrued employee compensation and benefits	65,601	58,035		60,310
Other accrued expenses	34,140	20,677		28,429
Income taxes payable	2,376	1,115		1,919
Current portion of long-term debt	6,630	5,333		453
Current portion of capital lease obligations	9,524	9,279		10,743
Other liabilities	7,066	5,387		6,251
Total current liabilities	143,221	116,185		120,594
Long-term debt, net of current portion	262,178	240,354		239,774
Capital lease obligations, net of current portion	5,988	5,967		9,964
Deferred income taxes	16,372	15,673		19,103
Other long-term liabilities	21,232	15,953		13,817
Total liabilities	448,991	394,132		403,252
Contingencies (Note 14)
Stockholders' equity:
Additional paid-in-capital	336,974	336,572		332,960
Accumulated deficit	(119,779)	(120,031)		(107,084)
Accumulated other comprehensive loss	(8,884)	(6,645)		(12,432)
Total stockholders' equity	208,311	209,896		213,444	259,718	303,411
Total liabilities and stockholders' equity	657,302	604,028		616,696
Voting common stock
Stockholders' equity:
Voting common stock, par value $0.001 per share, 1 share authorized and outstanding

Consolidated Balance Sheets (Parenthetical) (Voting common stock, USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Voting common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1	1	1
Common stock, shares outstanding	1	1	1

Consolidated Condensed Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Gross profit	99,684	91,423	358,261	352,481	330,636
Operating expenses:
Selling, general and administrative expenses	72,090	66,292	261,069	266,252	265,705
Severance, restructuring and other charges, net	1,699	2,804	14,401	10,769	11,899
Depreciation and amortization expense	15,029	14,607	59,068	60,322	65,903
Total operating expenses	88,818	83,703	334,538	337,343	343,507
Income (loss) from operations	10,866	7,720	23,723	15,138	(12,871)
Other expenses, net:
Foreign currency loss (gain)	1,118	(254)	1,377	3,902	(508)
Interest expense, net	8,118	7,569	30,026	28,780	30,720
Total other expenses, net	9,236	7,315	31,403	32,682	30,212
Loss before provision for income taxes	1,630	405	(7,680)	(17,544)	(43,083)
Provision for income taxes	1,378	1,060	5,267	6,093	10,392
Net income (loss)	$ 252	$ (655)	$ (12,947)	$ (23,637)	$ (53,475)

Consolidated Condensed Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ 252		$ (655)		$ (12,947)		$ (23,637)		$ (53,475)
Other comprehensive income (loss):
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(1,296)		2,662		5,689		(7,764)		5,445
Change in cumulative translation adjustment	(943)	[1]	2,131	[1]	98	[2]	(3,561)	[2]	(2,820)	[2]
Comprehensive loss	$ (1,987)		$ 4,138		$ (7,160)		$ (34,962)		$ (50,850)

[1]	There were no sales or liquidations of investments in foreign entities during the three months ended March 31, 2013 and 2012. Therefore, there is no adjustment for these periods.
[2]	During the year ended December 31, 2012, we substantially liquidated our investment in our subsidiary in Costa Rica. Accordingly, we recognized $228 from cumulative translation adjustment to other foreign currency loss in our statement of operations. There were no sales or liquidations of investments in foreign entities during the other periods presented. Therefore, there is no adjustment for 2011 and 2010.

Consolidated Condensed Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
Sales or liquidations of investments in foreign entities	$ 0	$ 0
Foreign currency reclassification adjustment realized upon liquidation of investment	$ 0	$ 0

Consolidated Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net income (loss)	$ 252	$ (655)	$ (12,947)	$ (23,637)	$ (53,475)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	15,029	14,607	59,068	60,322	65,903
Amortization of bond discount and debt issuance costs	1,397	1,073	4,460	3,997	3,579
Deferred taxes	347	124	381	811	3,125
Loss (gain) on impairment or disposal of assets	2	(14)	445	455	2,884
Noncash stock compensation	402	595	3,623	2,356	6,429
Changes in operating assets and liabilities:
Accounts receivable	(4,422)	4,515	1,843	13,932	(8,401)
Income taxes receivable	(756)	398	(223)	(885)	1,732
Prepaid expenses and other current assets	(1,075)	(65)	(742)	800	4,050
Other assets	(523)	956	(1,058)	744	1,398
Accounts payable	(486)	442	3,828	1,754	(2,539)
Accrued expenses and other liabilities	9,007	(666)	(6,483)	(10,534)	(2,241)
Net cash provided by operating activities	19,174	21,310	51,967	50,115	22,444
Investing Activities:
Acquisition of business	(41,167)
Cash acquired from acquisition	4,951
Additions to equipment and fixtures	(6,283)	(6,351)	(48,701)	(39,312)	(22,904)
Net cash used in investing activities	(42,499)	(6,351)	(48,701)	(39,312)	(22,904)
Financing Activities:
Net borrowings (payments) on line of credit (Note 12)	(9,137)	(19,984)	(10,075)	20,250	9,004
Proceeds from issuance of debt, net	33,412		14,819	1,300
Payments on long-term debt	(1,724)	(87)	(1,244)	(231)	(90)
Payments of capital lease obligations	(3,038)	(3,201)	(12,290)	(10,685)	(7,529)
Proceeds from capital leases		630	630		1,669
Tax payments for withholding on restricted stock		(11)	(11)	(23)	(233)
Net cash provided by (used in) financing activities	19,513	(22,653)	(8,171)	(3,034)	3,788
Effect of exchange rates on cash and cash equivalents	(116)	1,529	392	(3,010)	233
Net increase (decrease) in cash and cash equivalents	(3,928)	(6,165)	(4,513)	4,759	3,561
Cash and cash equivalents, beginning of period	18,735	23,248	23,248	18,489	14,928
Cash and cash equivalents, end of period	14,807	17,083	18,735	23,248	18,489
Supplemental cash flow information:
Cash paid for interest	793	1,121	26,158	25,908	25,664
Cash paid for income taxes	990	1,798	7,787	9,776	10,550
Noncash financing activities:
Capital lease financing	$ 1,143	$ 158	$ 6,043	$ 11,772	$ 8,219

Our Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Our Business
Our Business

Note 1—Our Business

Stream Global Services, Inc. (“we,” “us,” “Stream,” the “Company” or “SGS”) is a global business process outsourcing (“BPO”) service provider and wholly owned subsidiary of SGS Holdings, Inc. (“Parent”) specializing in customer relationship management (“CRM”), including sales, customer care and technical support primarily for Fortune 1000 companies. Our clients include multinational computing/hardware, telecommunications service providers, software/networking, entertainment/media, retail, travel and financial services companies. Our service programs are delivered through a set of standardized best practices and sophisticated technologies by a highly skilled multilingual workforce with the ability to support 35 languages across approximately 56 service centers in 23 countries. We continue to expand our global presence and service offerings to increase revenue, improve operational efficiencies and drive brand loyalty for our clients.

Note 2—Our Business

        We are a global business process outsourcing ("BPO") service provider specializing in customer relationship management ("CRM"), including sales, customer care and technical support primarily for Fortune 1000 companies. Our clients include multinational computing/hardware, telecommunications service providers, software/networking, entertainment/media, retail, travel and financial services companies. Our service programs are delivered through a set of standardized best practices and sophisticated technologies by a highly skilled multilingual workforce with the ability to support 35 languages across approximately 51 service centers in 22 countries. We continue to expand our global presence and service offerings to increase revenue, improve operational efficiencies and drive brand loyalty for our clients.

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation
Basis of Presentation

Note 2—Basis of Presentation

Our consolidated condensed financial statements as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 include our accounts and those of our wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to cash and accounts payable in the consolidated condensed statement of cash flows for the three months ended March 31, 2012. The effect of the reclassification increased net cash provided by operating activities by $581 for the three months ended March 31, 2012.

In compliance with Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”), the Company analyzes its contractual arrangements to determine whether they represent variable interests in a variable interest entity (“VIE”) and, if so, whether the Company is the primary beneficiary. ASC 810 requires the Company to consolidate a VIE if the Company is determined to be the primary beneficiary regardless of ownership of voting shares. The Company is the primary beneficiary of a VIE in China, which it consolidates.  The assets, liabilities and obligations of the VIE are not material to these consolidated financial statements.

We have evaluated subsequent events through the date these financial statements were issued.

Note 4—Basis of Presentation

        Our consolidated financial statements as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011, and 2010 include our accounts and those of our wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to cash and accounts payable in the December 31, 2011 consolidated financial statements to conform to the 2012 financial statement presentation. The reclassifications have no impact on net loss.

        In compliance with ASC 810, Consolidation ("ASC 810"), the Company analyzes its contractual arrangements to determine whether they represent variable interests in a variable interest entity ("VIE") and, if so, whether the Company is the primary beneficiary. ASC 810 requires the Company to consolidate a VIE if the Company is determined to be the primary beneficiary regardless of ownership of voting shares. The Company is the primary beneficiary of a VIE in China, which it consolidates. The assets, liabilities and obligations of the VIE are not material to these consolidated financial statements.

        Results of operations for the year ended December 31, 2012 comprise the results of SGS and MergerSub. As a result of the Merger, all treasury stock was cancelled. 75,955 shares of the Company's common stock were cancelled and 1 share of the Company's common stock was reissued. The equity accounts have been retroactively adjusted for the effects of the Merger. MergerSub had no activities and all results presented are those of SGS. We have evaluated subsequent events through the date these financial statements were issued.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3—Summary of Significant Accounting Policies

Unaudited Interim Financial Information

The accompanying consolidated condensed financial statements as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly our financial position and results of operations and cash flows. The results for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ended December 31, 2013, or for any other interim period or future year.

Use of Estimates

The preparation of the consolidated condensed financial statements in conformity with accounting principles generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated condensed financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Foreign Currency Translation and Derivative Instruments

The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as “Other expenses, net.”

We account for derivative financial instruments utilizing the authoritative guidance in ASC 815, Derivatives and Hedging. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

All derivatives, including foreign currency forward contracts, are recognized in “Other current assets” or “Other current liabilities” on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in “Accumulated other comprehensive loss,” until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within “Direct cost of revenue.” Cash flows from the derivative contracts are classified within “Cash flows from operating activities.” Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

Changes in fair value of derivatives not designated as cash flow hedges are reported in “Other expenses, net.” Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in “Other expenses, net.”

We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge’s inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At March 31, 2013, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

As of March 31, 2013 and December 31, 2012, we had approximately $259,657 and $206,535, respectively, of foreign exchange risk hedged using forward exchange contracts. As of March 31, 2013, the forward exchange contracts we held were comprised of $187,155 of contracts determined to be effective cash flow hedges and $72,502 of contracts for which we elected not to apply hedge accounting.

As of March 31, 2013 and December 31, 2012, the fair market value of these derivative instruments designated as cash flow hedges reflected gains of $2,367 and $3,558, respectively. As of March 31, 2013 and December 31, 2012, the fair market value of derivatives for which we elected not to apply hedge accounting reflected losses of $219 and gains of $244, respectively. As of March 31, 2013 and December 31, 2012, $2,451 and $3,555 of unrealized gains, respectively, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of March 31, 2013 and December 31, 2012, included in other current assets is $374 and $586, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

For the three months ended March 31, 2013 and 2012, the Company had realized net losses of $100 and net gains of $2,006, respectively, on hedges for which the Company elected to not apply hedge accounting. For the three months ended March 31, 2013 and 2012, the Company realized net gains of $1,178 and $33, respectively, on hedges which were deemed effective cash flow hedges.

Fair Value of Financial Instruments

The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	March 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$2,148	$—	$2,148	$—
Total	$2,148	$—	$2,148	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—
Total	$3,802	$—	$3,802	$—

The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

At March 31, 2013, the fair value of our long term debt was $239,430. The fair value of our long term debt is determined from financial market quotations.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued guidance adding new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). We implemented these requirements in the first quarter of 2013. The guidance is intended to help entities improve the transparency of changes in other comprehensive income (“OCI”) and items reclassified out of AOCI in financial statements. It does not amend any existing requirements for reporting net income or OCI in financial statements. The implementation of the guidance did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company’s financial position, results of operations or cash flows.

Note 5—Summary of Significant Accounting Policies

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Cash Equivalents

        We consider all highly liquid investments with maturities at the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents of $14,059 and $15,762 at December 31, 2012 and 2011, respectively, were held in international locations and may be subject to additional taxes if repatriated to the United States. Cash balances held in foreign currency are also subject to fluctuation in their exchange rate if and when converted to U.S. Dollars.

Accounts Receivable and Concentration of Credit Risk

        Financial instruments that potentially subject us to significant concentrations of credit risk are principally accounts receivable. Services are provided to clients throughout the world and in various currencies. Amounts included in accounts receivable are incurred and billable at December 31, 2012.

        We extend credit to our clients in the normal course of business. We do not require collateral from our clients. We evaluate the collectability of our accounts receivable based on a combination of factors that include the payment history and financial stability of our clients, our clients' future plans and various market conditions. In circumstances where we are aware of a specific client's inability to meet its financial obligations, we record a specific reserve against amounts due. Historically, we have not experienced significant losses on uncollectible accounts receivable. We have a reserve for doubtful accounts of zero and $263 as of December 31, 2012 and 2011, respectively. We did record a bad debt provision of zero, zero, and $162 for the years ended December 31, 2012, 2011, and 2010, respectively.

Equipment & Fixtures and Operating Leases

        Equipment and fixtures are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Furniture and fixtures are depreciated over a five-year life, software over a three- to five-year life and equipment generally over a three- to five-year life. Leasehold improvements are depreciated over the shorter of their estimated useful life or the remaining term of the initial lease. Assets held under capital leases are recorded at the lower of the net present value of the minimum lease payments or the fair value of the leased asset at the inception of the lease. Amortization expense is computed using the straight-line method over the shorter of the estimated useful lives of the assets or the period of the related lease and is recorded in depreciation and amortization expense. Repair and maintenance costs are expensed as incurred.

        The carrying value of equipment and fixtures to be held and used is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable in accordance with the authoritative guidance. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition does not exceed its carrying amount. The amount of the impairment loss, if any, is measured as the amount by which the carrying value of the asset exceeds its estimated fair value, which is generally determined based on appraisals or sales prices of comparable assets. Occasionally, we redeploy equipment and fixtures from underutilized centers to other locations to improve capacity utilization if it is determined that the related undiscounted future cash flows in the underutilized centers would not be sufficient to recover the carrying amount of these assets.

        All of our facilities are leased with lease terms ranging from less than one year to eight years. Amortization of leasehold improvements is recorded ratably over the lesser of the life of the lease or the economic life of the assets. Where we have negotiated rent holidays and landlord or tenant incentives, we record them ratably over the initial term of the operating lease, which commences upon execution of the lease. We estimate fair value of our asset retirement obligations associated with the retirement of tangible long-lived assets such as property and equipment when the long-lived asset is acquired, constructed, developed or through normal operations. We depreciate leasehold improvements over the initial lease term.

Goodwill and Other Intangible Assets

        In accordance with the authoritative guidance, goodwill is reviewed for impairment annually and on an interim basis if events or changes in circumstances between annual tests indicate that an asset might be impaired. Impairment occurs when the carrying amount of goodwill exceeds its estimated fair value. We operate in one reporting unit, which is the basis for impairment testing of all goodwill. We utilize internally developed models to estimate our expected future cash flows in connection with our estimate of fair value of the reporting unit in the evaluation of goodwill. The key assumptions in our model consist of numerous factors including the discount rate, terminal value, growth rate and the achievability of our longer term financial results. Intangible assets with a finite life are recorded at cost and amortized using their projected cash flows over their estimated useful life. Client lists and relationships are amortized over periods up to ten years, market adjustments related to facility leases are amortized over the term of the respective lease and developed software is amortized over five years. Brands and trademarks are not amortized as their life is indefinite. In accordance with the authoritative guidance, indefinite-lived intangible assets are reviewed for impairment annually and on an interim basis if events or changes in circumstances between annual tests indicate that an asset might be impaired.

        The carrying value of finite-lived intangibles is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable in accordance with the authoritative guidance. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition does not exceed its carrying amount. The amount of the impairment loss, if any, is measured as the amount by which the carrying value of the asset exceeds its estimated fair value, which is generally determined based on appraisals or sales prices of comparable assets.

Financial Information Regarding Segment Reporting

        We have one reportable segment and, therefore, all segment-related financial information required by the authoritative guidance is included in the consolidated financial statements. The reportable segment reflects our operating and reporting structure.

Revenue Recognition

        We generate revenue based primarily on the amount of time our agents devote to a client's program. Revenue is recognized as services are provided. The majority of our revenue is from multi-year contracts and we expect that trend to continue. However, we do provide certain client programs on a short-term basis.

        Our policy is to recognize revenue when the applicable revenue recognition criteria have been met, which generally include the following:

  Persuasive evidence of an arrangement—We use a legally binding contract signed by the client as evidence of an arrangement. We consider the signed contract to be the most persuasive evidence of the arrangement.

  Delivery has occurred or services rendered—Delivery has occurred based on the billable time or transactions processed by each support professional, as defined in the client contract. The rate per billable time or transaction is based on a pre-determined contractual rate. Contractually pre-determined quality and performance metrics may adjust the amount of revenue recognized.

  Fee is fixed or determinable—We assess whether the fee is fixed or determinable at the outset of the arrangement, primarily based on the payment terms associated with the transaction. Our standard payment terms are normally within 90 days. Our experience has been that we are generally able to determine whether a fee is fixed or determinable.

  Collection is probable—We assess the probability of collection from each client at the outset of the arrangement based on a number of factors, including the client's payment history and its current creditworthiness. If in our judgment collection of a fee is not probable, we do not record revenue until the uncertainty is removed, which generally means revenue is recognized upon our receipt of the cash payment. Our experience has been that we are generally able to estimate whether collection is probable.

Direct Cost of Revenue

        We record the costs specifically associated with client billable programs identified in a client statement of work as direct cost of revenue. These costs include direct labor wages and benefits of service professionals in our call centers as well as reimbursable expenses such as telecommunication charges. The most significant portion of our direct cost of revenue is attributable to employee compensation, benefits and payroll taxes. These costs are expensed as they are incurred. Direct costs are affected by prevailing wage rates in the countries in which they are incurred and are subject to the effects of foreign currency fluctuations, net of the impact of any cash flow hedges.

Operating Expenses

        Our operating expenses consist of all expenses of operations other than direct costs of revenue, such as payroll and related costs, stock-based compensation, information technology, telecommunications, sales and marketing costs, finance, human resource management and other functions and service center operational expenses such as facility, operations and training and depreciation and amortization.

Income Taxes

        We recognize income taxes in accordance with the authoritative guidance, which requires recognition of deferred assets and liabilities for the future income tax consequence of transactions that have been included in the consolidated financial statements or tax returns. Under this method deferred tax assets and liabilities are determined based on the difference between the carrying amounts of assets and liabilities for financial reporting purposes, and the amounts used for income tax, using the enacted tax rates for the year in which the differences are expected to reverse. We provide valuation allowances against deferred tax assets whenever we believe it is more likely than not, based on available evidence, that the deferred tax asset will not be realized. Further we provide for the accounting for uncertainty in income taxes recognized in financial statements and the impact of a tax position in the financial statements if that position is more likely than not of being sustained by the taxing authority.

        Earnings of our foreign subsidiaries are designated as indefinitely reinvested outside the U.S. If required for our operations in the U.S., most of the cash held abroad could be repatriated to the U.S. but, under current law, would be subject to U.S. federal income taxes (subject to an adjustment for foreign tax credits). Currently, we do not anticipate a need to repatriate these funds to our U.S. operations.

Contingencies

        We consider the likelihood of various loss contingencies, including non-income tax and legal contingencies arising in the ordinary course of business, and our ability to reasonably estimate the range of loss in determining loss contingencies. An estimated loss contingency is accrued in accordance with the authoritative guidance when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. We regularly evaluate current information available to determine whether such accruals should be adjusted.

Foreign Currency Translation and Derivative Instruments

        The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders' equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as "Other income (expense)".

        We account for financial derivative instruments utilizing the authoritative guidance. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

        All derivatives, including foreign currency forward contracts, are recognized in "Other current assets" or "Other current liabilities" on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in "Accumulated other comprehensive income (loss)", until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within "Direct cost of revenue". Cash flows from the derivative contracts are classified within "Cash flows from operating activities". Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

        We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

        Changes in fair value of derivatives not designated as cash flow hedges are reported in "Other income (expense)". Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in "Other income (expense)".

        We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge's inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At December 31, 2012, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

        Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

        As of December 31, 2012 and 2011, we had approximately $206,535 and $216,491, respectively, of foreign exchange risk hedged using forward exchange contracts. As of December 31, 2012, the forward exchange contracts we held were comprised of $167,140 of contracts determined to be effective cash flow hedges and $39,395 of contracts for which we elected not to apply hedge accounting.

        As of December 31, 2012, 2011, and 2010, the fair market value of these derivative instruments designated as cash flow hedges reflected a gain of $3,558, a loss of $2,424, and a gain of $5,358, respectively. As of December 31, 2012, 2011, and 2010, the fair market value of derivatives for which we elected not to apply hedge accounting reflected a gain of $244, a loss of $1,078, and a gain of $373, respectively. As of December 31, 2012, $3,555 of unrealized gains, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of December 31, 2012 and 2011, included in other current assets is $586 and included in other current liabilities is $84, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

        For the years ended December 31, 2012, 2011, and 2010, the Company had realized a net gain of $2,114, net loss of $2,878, and a net gain of $1,041, respectively, on hedges for which the Company elected to not apply hedge accounting. For the years ended December 31, 2012, 2011, and 2010, the Company realized net gains of $2,256, $4,416, and $1,986, respectively, on hedges which were deemed effective cash flow hedges. During the years ended December 31, 2012, 2011, and 2010, the Company realized no gain, and gains of $298, and $5,945 respectively, on hedges which were previously determined to be effective cash flow hedges.

Fair Value of Financial Instruments

        The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—

Total	$3,802	$—	$3,802	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$(3,502)	$—	$(3,502)	$—

Total	$(3,502)	$—	$(3,502)	$—

        The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

        The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

        At December 31, 2012, the fair value of our long term debt was $210,000. The fair value of our long term debt is determined from financial market quotations.

Market Lease Reserve

        We assumed facility leases in connection with the acquisition of EGS. Under the authoritative guidance, the operating leases are to be recorded at fair value at the date of acquisition. We determined that certain of the facility lease contract rates were in excess of the market rates at the date of acquisition, resulting in an above market lease reserve. The above and below market lease values for the assumed facility leases were recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to each operating lease and (ii) management's estimate of fair market lease rates for each corresponding operating lease, measured over a period equal to the remaining term of the lease. The market lease reserves are amortized as a reduction of base rental expense over the remaining term of the respective leases.

        For the years ended December 31, 2012, 2011, and 2010, the amortization of the market lease reserve, including imputed interest, was $748, $3,298, and $4,412, respectively.

Stock-Based Compensation

        At December 31, 2012, 2011 and 2010, we had a stock-based compensation plan for employees and directors. We adopted the fair value recognition provisions of the financial guidance at our inception. For share-based payments, the fair value of each grant (time-based grants with performance acceleration) is estimated on the date of grant using the Black-Scholes-Merton option valuation. Stock compensation expense is recognized on a straight-line basis over the vesting term, net of an estimated future forfeiture rate. The Company estimates the forfeiture rate annually based on its historical experience of vested and forfeited awards.

Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board ("FASB") amended its guidance to converge fair value measurement and disclosure guidance in U.S. GAAP with International Financial Reporting Standards ("IFRS"). IFRS is a comprehensive series of accounting standards published by the International Accounting Standards Board. The amendment changes the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The FASB does not intend for the amendment to result in a change in the application of the requirements in the current authoritative guidance. The amendment became effective prospectively for the Company's interim period ended March 31, 2012. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

               In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company's financial position, results of operations or cash flows.

Acquisition	3 Months Ended
Mar. 31, 2013
Acquisition
Acquisition

Note 4—Acquisition

On February 25, 2013, we completed our acquisition of all of the outstanding share capital of LBM Holdings Limited and the interests in its two subsidiaries, LBM Holdings (UK) Limited and LBM Direct Marketing Limited (collectively, “LBM”), for a purchase price of approximately $41,167.  LBM is a United Kingdom-based BPO provider servicing large, multinational companies primarily in the UK marketplace. LBM provides a range of revenue generation services and capabilities for utilities, telecommunications and financial services companies in Europe. LBM has approximately 2,500 employees across 6 locations in England and Northern Ireland.

The following summarizes the preliminary estimated fair values of the identifiable assets acquired and liabilities assumed as of the acquisition date. The estimates of fair value of identifiable assets acquired and liabilities assumed, are preliminary, pending completion of a valuation, and thus are subject to revisions that may result in adjustments to the values presented below:

Acquisition Date Fair Value
Current assets	$17,903
Property and equipment	6,465
Goodwill	26,258
Intangible assets	18,614
Total assets acquired	$69,240
Current liabilities	19,116
Other liabilities	8,957
Total liabilities	$28,073
Allocated purchase price	$41,167

Intangible assets acquired and the related amortization periods are as follows:

	Estimated useful life	Gross cost
Customer relationships	7 years	$12,074
Non-compete agreements	2 years	2,767
Trade names	4 years	704
Other	3 years	3,069
		$18,614

Goodwill and Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangibles
Goodwill and Intangibles

Note 5—Goodwill and Intangibles

Goodwill and Indefinite Lived Intangible Assets

We evaluate goodwill and indefinite-lived intangible assets for impairment annually and whenever events or changes in circumstances suggest that the carrying value of goodwill and indefinite-lived intangible assets may not be recoverable. We utilize internally developed models to estimate our expected future cash flow and utilize a discounted cash flow technique to estimate the fair value of the Company in connection with our evaluation of goodwill and indefinite-lived intangible assets. No impairment of goodwill and indefinite-lived intangible assets resulted from our most recent evaluation of goodwill and indefinite-lived intangible assets for impairment, which occurred in the fourth quarter of 2012, nor do we believe any indicators of impairment have occurred. Our next annual impairment assessment will be conducted in the fourth quarter of 2013.

The following is a roll-forward of goodwill as of March 31, 2013:

Balance at December 31, 2012	$226,749
Acquisition of LBM	26,258
Balance at March 31, 2013	$253,007

Intangible Assets

We review identified intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying value to future undiscounted cash flows that the assets are expected to generate over their remaining economic lives. If such assets are considered to be impaired, the impairment to be recognized in the statement of operations is the amount by which the carrying value of the assets exceeds their fair value, determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. There were no impairments recorded during the three months ended March 31, 2013.

Intangible assets at March 31, 2013 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	3.7	$110,823	$66,019	$44,804
Technology-based intangible assets	3 to 5 years	2.8	5,341	1,928	3,413
Non-compete agreements	2 years	1.9	2,767	115	2,652
Trade names	4 years	2.7	704	15	689
Trade names - indefinite	Indefinite	Indefinite	16,100	—	16,100
			$135,735	$68,077	$67,658

Future amortization expense of our intangible assets for the next five years and thereafter is expected to be as follows:

	Remainder of 2013	2014	2015	2016	2017	2018	Thereafter
Amortization	$11,812	$11,875	$8,803	$6,503	$5,176	$4,335	$3,054

Note 6—Goodwill and Intangibles

  Goodwill and Indefinite-Lived Intangible Assets

        We evaluate goodwill and indefinite-lived intangible assets for impairment annually and whenever events or changes in circumstances suggest that the carrying value of goodwill and indefinite-lived intangible assets may not be recoverable. We utilize internally developed models to estimate our expected future cash flow and utilize a discounted cash flow technique to estimate the fair value of the Company in connection with our evaluation of goodwill and indefinite-lived intangible assets. No impairment of goodwill and indefinite-lived intangible assets resulted from our most recent evaluation of goodwill and indefinite-lived intangible assets for impairment, which occurred in the fourth quarter of 2012, nor do we believe any indicators of impairment have occurred. Our next annual impairment assessment will be conducted in the fourth quarter of 2013.

  Intangible Assets

        We review identified intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying value to future undiscounted cash flows that the assets are expected to generate over their remaining economic lives. If such assets are considered to be impaired, the impairment to be recognized in the statement of operations is the amount by which the carrying value of the assets exceeds their fair value, determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. There were no impairments recorded during the year ended December 31, 2012.

        Intangible assets at December 31, 2012 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	2.6	$98,749	$63,055	$35,694
Technology-based intangible assets	5 years	1.0	2,198	1,652	546
Trade names	Indefinite	Indefinite	16,100	—	16,100

			$117,047	$64,707	$52,340

        Future amortization expense of our intangible assets for the next five years is expected to be as follows:

	2013	2014	2015	2016	2017	Thereafter
Amortization	$11,497	$7,571	$5,652	$4,435	$3,425	$3,660

Severance, Restructuring and Other Charges, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Severance, Restructuring and Other Charges
Severance, Restructuring and Other Charges, Net

Note 6—Severance, Restructuring and Other Charges, Net

During the three months ended March 31, 2013, we recorded a net expense of $1,699, primarily related to salary continuation related to reductions in workforce and expenses related to the acquisition of LBM.

During the three months ended March 31, 2012, we recorded a net expense of $2,804, primarily related to salary continuation related to reductions in workforce.

Severance, restructuring and other charges, net, consist of the following:

	Three Months Ended March 31,
	2013	2012
Severance	$679	$2,455
Lease exit charges, net	46	349
Transaction related expenses	974	—
Severance, restructuring and other charges, net	$1,699	$2,804

The activity in the Company’s restructuring and other liabilities, which are included in liabilities, is as follows:

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2012	$1,042	$1,810	$470	$3,322
Expense	679	46	974	1,699
Cash Paid	(875)	(701)	(740)	(2,316)
Balance at March 31, 2013	$846	$1,155	$704	$2,705

Note 8—Severance, Restructuring and Other Charges

        During the year ended December 31, 2012, we recorded a net expense of $14,401, primarily related to salary continuation related to reductions in workforce, legal charges related to our privatization transaction in the second quarter and the closure of call centers and transaction related fees principally related to the Merger and other business development related activities.

        During the year ended December 31, 2011, we recorded a net expense of $10,769, primarily related to salary continuation related to reductions in workforce that occurred in the second and third quarter of 2011, direct third party transaction related expenses incurred related to the review and pursuit of business development related activities, litigation expenses and the release of lease exit liabilities established at one of our facilities.

        During the year ended December 31, 2010, we recorded charges of $11,899, primarily related to lease exit liabilities established in vacated locations and charges related to changes in leadership and management positions within the company.

        Severance, restructuring and other charges, net, consist of the following:

	Year Ended December 31,
	2012	2011	2010
Severance	$5,627	$11,079	$6,501
Lease exit charges	4,898	7	3,443
Asset impairment charges	—	275	1,746
Transaction related expenses	3,876	(592)	209

Severance, restructuring and other charges, net	$14,401	$10,769	$11,899

        The activity in the Company's restructuring liabilities, which are included in liabilities, is as follows:

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2010	$2,491	$2,807	$—	$5,298
Expense	11,196	946	—	12,142
Cash Paid	(11,627)	(897)	—	(12,524)
Reversals(1)	(115)	(1,421)	—	(1,536)

Balance at December 31, 2011	$1,945	$1,435	$—	$3,380
Expense	5,627	4,898	3,876	14,401
Cash Paid	(6,530)	(4,061)	(3,406)	(13,997)
Reclassification(2)	—	(462)	—	(462)

Balance at December 31, 2012	$1,042	$1,810	$470	$3,322

(1)
During the year ended December 31, 2011, the Company reversed a previously recorded lease exit reserve.

(2)
During the year ended December 31, 2012, the Company reclassified $462 from restructuring liabilities to deferred rent liabilities.

Equipment and Fixtures, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equipment and Fixtures, Net
Equipment and Fixtures, Net

Note 7—Equipment and Fixtures, Net

Equipment and fixtures, net, consist of the following:

	March 31, 2013	December 31, 2012
Furniture and fixtures	$19,242	$17,696
Building improvements	70,265	66,369
Computer equipment	73,701	70,238
Software	44,413	40,460
Telecom and other equipment	55,532	55,418
Equipment and fixtures not yet placed in service	536	1,380
	$263,689	$251,561
Less: accumulated depreciation	(165,267)	(154,710)
	$98,422	$96,851

Note 9—Equipment and Fixtures, Net

        Equipment and fixtures, net, consist of the following:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$17,696	$15,366
Building improvements	66,369	47,870
Computer equipment	70,238	52,560
Software	40,460	30,920
Telecom and other equipment	55,418	54,241
Equipment and fixtures not yet placed in service	1,380	1,577

	$251,561	$202,534
Less: accumulated depreciation	(154,710)	(114,923)

	$96,851	$87,611

Accrued Employee Compensation and Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Employee Compensation and Benefits
Accrued Employee Compensation and Benefits

Note 8—Accrued Employee Compensation and Benefits

Accrued employee compensation and benefits consist of the following:

	March 31, 2013	December 31, 2012
Compensation related amounts	$31,821	$28,386
Vacation liabilities	16,094	14,176
Medical and dental liabilities	2,257	2,078
Employer taxes	3,585	2,098
Statutory retirement plans	11,645	10,860
Other benefit related liabilities	199	437
	$65,601	$58,035

Note 10—Accrued Employee Compensation and Benefits

        Accrued employee compensation and benefits consist of the following:

	December 31, 2012	December 31, 2011
Compensation related amounts	$28,386	$31,477
Vacation liabilities	14,176	12,534
Medical and dental liabilities	2,078	2,284
Employer taxes	2,098	2,284
Statutory retirement plans	10,860	10,112
Other benefit related liabilities	437	1,619

	$58,035	$60,310

Other Accrued Expenses and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Other Liabilities
Other Accrued Expenses and Other Liabilities

Note 9—Other Accrued Expenses and Other Liabilities

Other accrued expenses consist of the following:

	March 31, 2013	December 31, 2012
Professional fees	$3,506	$3,560
Accrued interest	13,446	6,226
Occupancy expense	1,864	2,108
Technology expense	2,131	1,841
Forward exchange contracts	1,162	204
Value added and sales tax	3,181	1,547
Other accrued expenses	8,850	5,191
	$34,140	$20,677

Other current liabilities consist of the following:

	March 31, 2013	December 31, 2012
Lease exit liability	$1,067	$1,704
Deferred revenue	582	1,512
Market lease reserves	768	946
Other	4,649	1,225
Total other current liabilities	$7,066	$5,387

Other long-term liabilities consist of the following:

	March 31, 2013	December 31, 2012
Deferred rent	$4,417	$4,415
Accrued income taxes	11,600	11,143
Market lease reserves	126	61
Asset retirement obligation	3,532	—
Other	1,557	334
Total other long-term liabilities	$21,232	$15,953

Note 11—Other Accrued Expenses and Other Liabilities

        Other accrued expenses consist of the following:

	December 31, 2012	December 31, 2011
Professional fees	$3,560	$4,364
Accrued interest	6,226	5,963
Occupancy expense	2,108	1,879
Technology expense	1,841	2,623
Forward exchange contracts	204	3,605
Other accrued expenses	6,738	9,995

	$20,677	$28,429

        Other current liabilities consist of the following:

	December 31, 2012	December 31, 2011
Lease exit liability	$1,704	$1,083
Deferred revenue	1,512	1,397
Market lease reserves	946	1,639
Other	1,225	2,132

Total other current liabilities	$5,387	$6,251

        Other long-term liabilities consist of the following:

	December 31, 2012	December 31, 2011
Deferred rent	$4,415	$1,755
Accrued income taxes	11,143	10,329
Market lease reserves	61	978
Other	334	755

Total other long-term liabilities	$15,953	$13,817

Long-Term Debt and Revolving Credit Facility	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt and Revolving Credit Facility
Long-Term Debt and Revolving Credit Facility

Note 10—Long-Term Debt and Revolving Credit Facility

Pursuant to an indenture dated as of October 1, 2009 (the “Indenture”), among Stream, certain of our subsidiaries and Wells Fargo Bank, National Association, as trustee, we issued $200 million aggregate principal amount of 11.25% Senior Secured Notes due 2014 (the “Notes”) at an initial offering price of 95.454% of the principal amount, the proceeds of which were used to pay off the debt from our Fifth Amended and Restated Revolving Credit, Term Loan and Security Agreement, dated as of January 8, 2009, as amended, with PNC Bank, National Association and other signatories thereto along with debt acquired from EGS. On March 8, 2013, we issued an additional $30 million aggregate principal amount of the Notes pursuant to the Indenture at an initial offering price of 102.00% of the principal amount (plus accrued interest), the proceeds of which were used to pay down our credit facility following the acquisition of LBM.

In addition, we and certain of our subsidiaries (collectively, the “Borrowers”) entered into a credit agreement, dated as of October 1, 2009, as amended by the First Amendment to Credit Agreement dated June 3, 2011, the Second Amendment to Credit Agreement dated November 1, 2011 and the Third Amendment to Credit Agreement dated December 27, 2012 (as amended, the “Credit Agreement”), with Wells Fargo Capital Finance, LLC, as agent and co-arranger, and Goldman Sachs Lending Partners LLC, as co-arranger, and each of the lenders party thereto, as lenders, providing for revolving credit financing (the “ABL Facility”) of up to $125 million, including a $20 million sub-limit for letters of credit. The ABL Facility has a term of five years effective from the date of the Third Amendment to Credit Agreement or 120 days prior to the maturity of our Notes (including any refinancing or extension of the Notes), whichever is less, at an interest rate of Wells Fargo’s base rate plus 150 basis points or LIBOR plus 250 basis points at our discretion. We capitalized fees of $8,966 and $5,642 associated with the Notes and the Credit Agreement, respectively, at the inception of these agreements and subsequent amendments that are being amortized over their respective lives. We amortized $924 of such capitalized fees into expense for the three months ended March 31, 2013.

The ABL facility has a fixed charge coverage ratio financial covenant that is operative when our availability under the facility is less than $25 million. As of March 31, 2013, we had $88,136 available under the ABL Facility. We made draws on the ABL Facility of $80,863 and $65,551 for the three months ended March 31, 2013 and 2012, respectively, and payments on the ABL Facility of $90,000 and $85,535 for the three months ended March 31, 2013 and 2012, respectively. We are in compliance with the financial covenant in the Credit Agreement as of March 31, 2013. Substantially all of the assets of Stream excluding intangible assets secure the Notes and the ABL Facility. See Note 16 for Guarantor Financial Information.

Long-term borrowings consist of the following:

	March 31, 2013	December 31, 2012
Revolving line of credit	$25,543	$34,680
11.25% Senior Secured Notes	230,000	200,000
Other	16,088	14,904
	271,631	249,584
Less: current portion	(6,630)	(5,333)
Less: discount on notes payable	(2,823)	(3,897)
Long-term debt	$262,178	$240,354

Minimum principal payments on long-term debt subsequent to March 31, 2013 are as follows:

Total
2013	5,676
2014	260,336
2015	3,390
2016	769
2017	1,460
Total	$271,631

We had Letters of Credit in the aggregate outstanding amounts of $1,939 and $3,245 at March 31, 2013 and December 31, 2012, respectively.

We had $280 and $380 of restricted cash as of March 31, 2013 and December 31, 2012, respectively.

Note 12—Long-Term Debt and Revolving Credit Facility

        Pursuant to an indenture dated as of October 1, 2009 (the "Indenture"), among Stream, certain of our subsidiaries and Wells Fargo Bank, National Association, as trustee, we issued $200 million aggregate principal amount of 11.25% Senior Secured Notes due 2014 (the "Notes") at an initial offering price of 95.454% of the principal amount, the proceeds of which were used to pay off the debt from our Fifth Amended and Restated Revolving Credit, Term Loan and Security Agreement, dated as of January 8, 2009, as amended, with PNC Bank, National Association and other signatories thereto along with debt acquired from EGS. In addition, we and certain of our subsidiaries (collectively, the "Borrowers") entered into a credit agreement, dated as of October 1, 2009, as amended by the First Amendment to Credit Agreement dated June 3, 2011, the Second Amendment to Credit Agreement dated November 1, 2011 and the Third Amendment to Credit Agreement dated December 27, 2012 (as amended, the "Credit Agreement"), with Wells Fargo Capital Finance, LLC, as agent and co-arranger, and Goldman Sachs Lending Partners LLC, as co-arranger, and each of the lenders party thereto, as lenders, providing for revolving credit financing (the "ABL Facility") of up to $125 million, including a $20 million sub-limit for letters of credit. The ABL Facility has a term of five years or 120 days prior to the maturity of our Notes (including any refinancing or extension of the Notes), whichever is less, at an interest rate of Wells Fargo's base rate plus 150 basis points or LIBOR plus 250 basis points at our discretion. We capitalized fees of $7,815 and $5,642 associated with the Notes and the Credit Agreement, respectively, at the inception of these agreements and subsequent amendments that are being amortized over their respective lives. We amortized $2,613 of such capitalized fees into expense for the year ended December 31, 2012.

        The ABL facility has a fixed charge coverage ratio financial covenant that is operative when our availability under the facility is less than $25 million. As of December 31, 2012, we had $74,342 available under the ABL Facility. We made draws on the ABL Facility of $316,717 and $274,026 for the years ended December 31, 2012 and 2011, respectively, and payments on the ABL Facility of $326,792 and $253,777 for the years ended December 31, 2012 and 2011, respectively. We are in compliance with the financial covenant in the Credit Agreement as of December 31, 2012. Substantially all of the assets of Stream excluding intangible assets secure the Notes and the ABL Facility. See Note 19 for Guarantor Financial Information.

        Long-term borrowings consist of the following:

	December 31, 2012	December 31, 2011
Revolving line of credit	$34,680	$44,755
11.25% Senior Secured Notes	200,000	200,000
Other	14,904	1,215

	249,584	245,970
Less: current portion	(5,333)	(453)
Less: discount on notes payable	(3,897)	(5,743)

Long-term debt	$240,354	$239,774

        Minimum principal payments on long-term debt subsequent to December 31, 2012 are as follows:

Total
2013	$5,333
2014	239,688
2015	2,268
2016	736
2017	1,559

Total	$249,584

        We had Letters of Credit in the aggregate outstanding amounts of $3,245 at December 31, 2012 and $5,167 at December 31, 2011, respectively.

        We had $380 and $215 of restricted cash as of December 31, 2012 and 2011, respectively.

Accumulated Other Comprehensive Loss	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss

Note 11—Accumulated Other Comprehensive Loss

The following table shows the components of accumulated other comprehensive loss as of March 31, 2013:

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive loss
Beginning balance December 31, 2012	$3,283	$(9,928)	$(6,645)
Current period other comprehensive loss	(1,296)	(943)	(2,239)
Ending balance March 31, 2013	$1,987	$(10,871)	$(8,884)

The following table summarizes activity in other comprehensive income (loss) related to forward exchange contracts held by the Company during the three months ended March 31, 2013:

	Three Months Ended March 31,
	2013	2012
Change in fair value of forward exchange contracts, net of tax	$(2,474)	$2,031
Amount reclassified to direct cost of revenue	1,178	631
Change in unrecognized gains/losses on forward exchange contracts	$(1,296)	$2,662

Note 13—Accumulated Other Comprehensive Income (Loss)

        The following table shows the components of accumulated other comprehensive income (loss) as of December 31, 2012:

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Beginning balance December 31, 2011	$(2,406)	$(10,026)	$(12,432)
Current period other comprehensive income (loss)	5,689	98	5,787

Ending balance December 31, 2012	$3,283	$(9,928)	$(6,645)

        The following table summarizes activity in other comprehensive income (loss) related to forward exchange contracts held by the Company during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Change in fair value of forward exchange contracts, net of tax	$3,149	$(2,545)	$3,554
Adjustment for net gains/losses realized and included in net income	2,540	(5,219)	1,891

Change in unrecognized gains/losses on forward exchange contracts	$5,689	$(7,764)	$5,445

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

Note 12—Income Taxes

The domestic and foreign source component of income (loss) before taxes is as follows:

	Three months ended March 31, 2013	Three months ended March 31, 2012
Total US	$(5,810)	$(2,951)
Total Foreign	7,440	3,356
Total	$1,630	$405

The provisions for income taxes for the three months ended March 31, 2013 and 2012 relate primarily to the foreign source component of income (loss) before tax. Our operations in countries outside the United States are generally taxed at lower statutory rates and also benefit from tax holidays.

We file income tax returns in the U.S. federal jurisdiction and various state and foreign tax jurisdictions. We operate in a number of international tax jurisdictions and are subject to audits of income tax returns by tax authorities in those jurisdictions. We have open audit periods beginning after 2004 through the current period in various jurisdictions and are currently under audit in India, Canada, Italy, and Philippines.

Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), limits the amount of US tax attributes (Net operating loss carry forwards and tax credits) that can be utilized annually to offset future taxable income based on certain 3-year cumulative increases in the ownership interests of stockholders who are 5% stockholders under the Code. The Company has determined that an ownership change occurred under these federal income tax provisions on April 27, 2012. However, the Company does not expect to generate U.S. taxable income in excess of the accumulated limitation in 2013.

The Italy Revenue Agency Enactment No. 140973 provides a refund claim in the event of non-deduction of employee and quasi-employee costs.  This refund claim applied to tax years 2007 through 2011.  We recorded a benefit of $1,008 related to this refund in the three months ended March 31, 2013.

As of March 31, 2013 and December 31, 2012, the liability for unrecognized tax benefits (including interest and penalties) was $11,328 and $11,222, respectively, and was recorded within other long term liabilities in our consolidated financial statements. Included in these amounts is $1,599 for both the three months ended March 31, 2013 and for the year ended December 31, 2012 of un-benefitted tax losses, which would be realized if the related uncertain tax positions were settled. As of January 1, 2013, we had reserved $2,633 for accrued interest and penalties, which increased to $2,849 as of March 31, 2013. We recognize accrued interest and penalties associated with uncertain tax positions as part of the income tax provision. The total amount of net unrealized tax benefits that would affect income tax expense, if ever recognized in our consolidated financial statements, is $9,729. This amount includes interest and penalties of $2,849. We estimate that within the next 12 months, our unrecognized tax benefits, and interest and penalties, could decrease as a result of settlements with taxing authorities or the expiration of the statute of limitations by $4,922.

Note 15—Income Taxes

        The domestic and foreign source component of income (loss) before tax is as follows:

	December 31,
	2012	2011	2010
Total US	$(28,647)	$(37,669)	$(68,897)
Total Foreign	20,967	20,125	25,814

Total	$(7,680)	$(17,544)	$(43,083)

        The components of the income tax expense (benefit) are as follows:

	December 31,
	2012	2011	2010
Current:
Federal	$(42)	$(1,742)	$214
State	147	(37)	326
Foreign	4,795	6,532	6,083

Total Current	$4,900	$4,753	$6,623
Deferred:
Federal	$344	$301	$1,141
State	(98)	24	308
Foreign	121	1,015	2,320

Total Deferred	$367	$1,340	$3,769

Total	$5,267	$6,093	$10,392

        A reconciliation of the provision for income taxes with amounts determined by applying the statutory US Federal rate is as follows:

	December 31,
	2012	2011	2010
Federal tax rate	$(2,688)	$(6,141)	$(15,079)
State and local income taxes, net of federal income tax benefits	(695)	(1,474)	(494)
Foreign income taxed at different rate to US	(483)	(8,698)	(6,226)
Change in valuation allowance	9,891	17,800	22,369
Adjustment to deferreds	(4,131)	(2,784)	1,653
Non deductible expenses related to foreign tax holiday	4,593	10,034	5,469
Credits and tax holidays	(6,378)	(1,227)	(312)
Reserve for uncertain tax positions	1,307	(1,897)	1,009
Permanent items	1,410	(1,214)	626
Foreign inclusions	2,192	1,337	1,161
Other differences	249	357	216

Provision for income taxes	$5,267	$6,093	$10,392

        Deferred income taxes consist of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets:
Accruals, allowances, and reserves	$8,810	$10,391
Tax credits	11,387	5,752
Loss carry forwards	21,386	25,266
Tangibles/Intangibles	8,902	7,416
Payables/Receivables	29,737	25,964
Market leases	590	717
Other	237	162

	81,049	75,668
Valuation allowance	(68,205)	(58,314)

Total deferred tax assets	12,844	17,354
Deferred tax liabilities:
Intangible assets	16,494	20,655

Total deferred tax liabilities	16,494	20,655

Net deferred tax assets (liabilities)	$(3,650)	$(3,301)

        At December 31, 2012 and 2011, we had $41,547 and $53,696, respectively, of U.S. federal net operating losses, which will expire between 2024 and 2031. At December 31, 2012 and 2011, we had $33,447 and $28,902, respectively, of state net operating losses, which will expire between 2013 and 2031. At December 31, 2012 and 2011, the foreign operating loss carry forwards includes $14,878 and $14,983, respectively, with no expiration date, and $7,190 and $6,906, respectively, of foreign-generated net operating losses, which will expire over various periods through 2021. The net operating losses are evaluated for each foreign jurisdiction and a full valuation allowance established where we believe that it is more likely than not based on available evidence that the asset will not be realized.

        At December 31, 2012, we had $10,064 of credits available for carry forward which will expire between 2013 and 2032, and $1,323 of credits with no expiration date.

        We had recorded a valuation allowance of $68,205 and $58,314 at December 31, 2012 and 2011, respectively, against net operating losses and deferred tax assets for which realization of any future benefit is uncertain due to taxable income limitations.

        We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. We operate in a number of international tax jurisdictions and are subject to audits of income tax returns by tax authorities in those jurisdictions. We have open audit periods beginning after 2002 through the current period in various jurisdictions and are currently under audit in India, Canada, Philippines and Italy.

        Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"), limits the amount of US tax attributes (Net operating loss carry forwards and tax credits) that can be utilized annually to offset future taxable income based on certain 3-year cumulative increases in the ownership interests of stockholders who are 5% stockholders under the Code. The Company has determined that an ownership change occurred under these federal income tax provisions on April 27, 2012 in connection with the Merger. However, the Company does not expect to generate U.S. taxable income in excess of the annual limitation in 2012.

        On January 2, 2013, President Obama signed into law the American Taxpayer Relief Act of 2012 (often referred to as the "Fiscal Cliff Legislation"). The legislation reinstates retroactively to January 1, 2012 various tax provisions that had expired. Under ASC 740-10-45-15, the effects of changes in tax rates and laws on deferred tax balances are recognized in the period the new legislation is enacted. As this tax legislation was enacted in January 2013, these financial statements do not consider the effects of the legislation. Had this legislation been enacted in 2012, it would have resulted in an additional $8.9 million of net operating loss, approximately $0.5 million of additional tax credits, and $0.5 million of additional state net operating loss in the United States being reflected in these financial statements.

        We have been granted various tax holidays in foreign jurisdictions. These tax holidays are given as an incentive to attract foreign investment and under agreements relating to such tax holidays we receive certain exemptions from taxation on income from export related activities. The income tax benefit from foreign tax holidays was $984, $629 and $416 for the years ended December 31, 2012, 2011 and 2010, respectively. Certain of the tax holidays are set to expire between 2013 and 2031.

        We currently benefit from income tax holiday incentives in the Philippines pursuant to the registrations with the Philippine Economic Zone Authority, or PEZA, of our various projects and operations. Under such PEZA registrations, the income tax holiday of our various PEZA-registered projects in the Philippines expire at staggered dates through 2016. However, if there is an opportunity to renew or extend the holiday every attempt will be made to do so. In the event we are not able to renew, the expiration of these tax holidays will increase our effective income tax rate.

        As of December 31, 2012, approximately $70,856 of earnings held by our foreign subsidiaries are designated as indefinitely reinvested outside the U.S. If required for our operations in the U.S., most of the cash held abroad could be repatriated to the U.S. but, under current law, would be subject to U.S. federal income taxes (subject to an adjustment for foreign tax credits). Currently, we do not anticipate a need to repatriate these funds to our U.S. operations.

        Reconciliation of the beginning and ending total amounts of unrecognized tax benefits (exclusive of interest and penalties) is as follows:

Beginning balance January 1, 2012	$6,326
Additions to tax positions related to the current year	1,586
Additions for tax positions related to the prior year	—
Reductions for tax positions related to prior year	(506)
Lapse of statute of limitations	(416)

Ending balance December 31, 2012	$6,990

        As of December 31, 2012 and 2011, the liability for unrecognized tax benefits (including interest and penalties) was $11,222 and $10,349, respectively, and was recorded within other long term liabilities in our consolidated financial statements. Included in these amounts is approximately $1,599 for both of the years ended December 31, 2012 and 2011 of un-benefitted tax losses, which would be realized if the related uncertain tax positions were settled. As of January 1, 2012, we had reserved $2,423 for accrued interest and penalties, which increased to $2,633 as of December 31, 2012. We recognize accrued interest and penalties associated with uncertain tax positions as part of the income tax provision. The total amount of net unrealizable tax benefits that would affect the income tax expense, if ever recognized in our consolidated financial statements is $9,623. This amount includes interest and penalties of $2,633. We estimate that within the next 12 months, our unrecognized tax benefits, and interest and penalties, could decrease as a result of settlements with taxing authorities or the expiration of the statute of limitations by $5,054.

Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Stock Options

Note 13—Stock Options

The Company’s 2008 Stock Incentive Plan (the “2008 Plan”) was terminated on April 27, 2012. The 2008 Plan provided for the grant of incentive and nonqualified stock options. The 2008 Plan had authorized grants of up to 10,000 shares of common stock at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2008 Plan provided that the options shall have terms not to exceed ten years from the grant date. During the three months ended March 31, 2012, we granted options to purchase 160 shares of our common stock to our employees that were subsequently terminated.

The per share fair value of options granted was determined using the Black-Scholes-Merton model.

The following assumptions were used for the option grants in the three months ended March 31, 2012 under the 2008 Plan:

Three months ended March 31, 2012
Option term (years)	6.380
Volatility	71.89%
Risk-free interest rate	1.14 — 1.19%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$1.74

During the three months ended March 31, 2012, 323 stock option grants under the 2008 Plan were vested, zero were exercised, and 504 were forfeited.

At March 31, 2013, no stock options were outstanding under the 2008 Plan. There are no shares outstanding, vested, or expected to vest (including forfeiture adjusted unvested shares) as the plan was cancelled.

On June 8, 2012, the Board of Directors and stockholders of Parent approved the 2012 Stock Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the grant of incentive and nonqualified stock options. The 2012 Plan has authorized grants of up to 80 shares of common stock of Parent at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2012 Plan provides that the options shall have terms not to exceed seven years from the grant date.

The following assumptions were used for the option grants in the three months ended March 31, 2013 under the 2012 Plan:

Three months ended March 31, 2013
Option term (years)	5.00
Volatility	44.35%
Risk-free interest rate	0.88%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$70.87

The option term was calculated under the simplified method for all option grants issued during the three months ended March 31, 2013. The volatility assumptions were based on a weighted average of the historical volatilities for the Company and its peer group. The risk-free interest rate assumptions were based upon the implied yields from the U.S. Treasury zero-coupon yield curve with a remaining term equal to the expected term in options.

During the three months ended March 31, 2013, 20 stock option grants under the 2012 Plan were vested, zero were exercised, and 0.6 were forfeited.

Stock options issued under the 2012 Plan during the three months ended March 31, 2013 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2012	74.3	$425.00	—	6.82
Granted	0.8	425.00	$70.87
Exercised	—	—
Forfeited	0.6	425.00
Outstanding at March 31, 2013	74.5	$425.00		6.56

At March 31, 2013, we had stock options to purchase 20 shares that were exercisable. The weighted average exercise price of options currently exercisable is $425.00 at March 31, 2013. The weighted average remaining contractual term of options currently exercisable is 6.53 years at March 31, 2013. The total fair value of options vested during the three months ended March 31, 2013 was $120. There are 55 shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) with a weighted average exercise price of $425.00 and a weighted average remaining contractual term of 6.56 years.

For the three months ended March 31, 2013, we recognized net stock compensation expense of $402 within selling, general and administrative expenses.

As of March 31, 2013, the aggregate intrinsic value (i.e., the difference in the estimated fair value of our common stock and the exercise price to be paid by the option holder) of stock options outstanding, excluding the effects of expected forfeitures, was zero. The aggregate intrinsic value of the shares of exercisable stock at March 31, 2013 was zero.

As of March 31, 2013, there was $1,768 of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2012 Plan.

Note 16—Stock Options

        The Company's 2008 Stock Incentive Plan (the "2008 Plan") was terminated on April 27, 2012 in connection with the Merger, which was a "Reorganization Event" as defined under the terms of the 2008 Plan. In accordance with the 2008 Plan, the Company elected to offer a cash payment to each holder of unexercised options ("Options") to purchase common stock (whether or not vested) equal to the excess, if any, of (i) $3.25 (the "Merger Price") times the number of shares of common stock subject to such Options over (ii) the aggregate exercise price of such Option and any applicable tax withholdings, in exchange of such Options. There were no outstanding Options with an exercise price less than $3.25 per share of Common Stock, and accordingly, the Company was not required to make any cash payment with the termination of all outstanding Options under the 2008 Plan.

        The 2008 Plan provided for the grant of incentive and nonqualified stock options. The 2008 Plan had authorized grants of up to 10,000 shares of common stock at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2008 Plan provided that the options shall have terms not to exceed ten years from the grant date. During the years ended December 31, 2012, 2011 and 2010, we granted options to purchase 185, 2,130 and 2,769, respectively, shares of our common stock to our employees that were subsequently terminated. Generally, the options vested over a five-year period.

        The per share fair value of options granted was determined using the Black-Scholes-Merton model.

        Stock option activity of the 2008 Plan is presented without retroactive adjustments to reflect the Merger as retroactive presentation would not be meaningful.

        The following assumptions were used for the option grants in the years ended December 31, 2012, 2011 and 2010 under the 2008 Plan:

	Year Ended December 31,
	2012	2011	2010
Option term (years)	6.380	6.380	6.375
Volatility	71.89%	67.15%–74.54%	63.71%–67.88%
Risk-free interest rate	1.14–1.43%	1.15–2.62%	1.57–3.06%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value per option granted	$1.73	$1.74	$3.46

        During the years ended December 31, 2012, 2011 and 2010, respectively, 1,534, 1,225 and 2,066 stock option grants under the 2008 Plan were vested, zero, zero and 35 were exercised, and 5,623, 3,000 and 3,404 were forfeited.

        Stock options under the 2008 Plan during the years ended December 31, 2012 and 2011 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2010	6,308	$6.13	—	7.64
Granted	2,130	5.44	$1.74
Exercised	—	—
Forfeited or modified	3,000	6.13

Outstanding at December 31, 2011	5,438	$5.86	—	7.56
Granted	185	6.00	$1.73
Exercised	—	—
Forfeited or modified	5,623	5.85

Outstanding at December 31, 2012	—	$—		—

        At December 31, 2012, no stock options were outstanding. There are no shares outstanding, vested, or expected to vest (including forfeiture adjusted unvested shares) as the plan was cancelled.

        The following assumptions were used for the option grants in the year ended December 31, 2012 under the 2012 Plan:

Year ended December 31, 2012
Option term (years)	4.11–5.00
Volatility	39.18–44.35%
Risk-free interest rate	0.54–0.76%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$32.56

        The option term was calculated under the simplified method for all option grants issued during the years ended December 31, 2012, 2011 and 2010. The volatility assumptions were based on a weighted average of the historical volatilities for the Company and its peer group. The risk-free interest rate assumptions were based upon the implied yields from the U.S. Treasury zero-coupon yield curve with a remaining term equal to the expected term in options.

        On June 8, 2012, the Board of Directors and stockholders of Parent approved the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan provides for the grant of incentive and nonqualified stock options. The 2012 Plan has authorized grants of up to 80 shares of common stock of Parent at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2012 Plan provides that the options shall have terms not to exceed seven years from the grant date. The Compensation Committee of Parent's Board of Directors issued options under the 2012 Plan in the fourth quarter of 2012 as replacement for certain Options terminated under the 2008 Plan. Accordingly, the issuance of options under the 2012 Plan to replace those Options under the 2008 Plan that were terminated were accounted for as a modification. Any previously unrecognized compensation cost related to Options that were replaced will continue to be recognized over the remaining vesting term of the original award. Any incremental value attributable to the replacement awards is computed as of the date that the replacement awards are granted and recognized over the requisite service period of the replacement award. For those Options under the 2008 Plan that were terminated as described above and which were not replaced, the Company has accounted for the termination as a cancellation. Accordingly, management has recognized $1,298 of previously unrecognized compensation costs during the year ended December 31, 2012 related to terminated employees and other employees to whom replacement awards will not be granted.

        During the years ended December 31, 2012, 2011 and 2010, respectively, 17, zero and zero stock option grants under the 2012 Plan were vested, zero were exercised, and 0.3, zero and zero were forfeited.

        Stock options issued under the 2012 Plan during the year ended December 31, 2012 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	—	$—	—	—
Granted	75.0	425.00	$32.56
Exercised	—	—
Forfeited	0.3	—

Outstanding at December 31, 2012	74.7	$425.00		6.82

        At December 31, 2012, we had stock options to purchase 17 shares that were exercisable. The weighted average exercise price of options currently exercisable is $425.00 at December 31, 2012. The weighted average remaining contractual term of options currently exercisable is 6.82 years at December 31, 2012. The total fair value of options vested during the year ended December 31, 2012 was $483. There are 54 shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) with a weighted average exercise price of $425.00 and a weighted average remaining contractual term of 6.82 years.

        For the years ended December 31, 2012, 2011 and 2010, we recognized net stock compensation expense of $3,623, $2,072 and $5,462, respectively, for the stock options in the tables above.

        As of December 31, 2012, 2011 and 2010, the aggregate intrinsic value (i.e., the difference in the estimated fair value of our common stock and the exercise price to be paid by the option holder) of stock options outstanding, excluding the effects of expected forfeitures, was zero. The aggregate intrinsic value of the shares of exercisable stock at December 31, 2012, 2011 and 2010 was zero.

        As of December 31, 2012, 2011 and 2010, there was $2,840, $5,196 and $7,203, respectively, of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2008 Plan. As of December 31, 2012, 2011 and 2010, there was $1,841, zero and zero, respectively, of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2012 Plan.

        In connection with the Merger, the holders of shares of restricted stock were paid $3.25 per share.

        Restricted stock award activity during the year ended December 31, 2012 was as follows:

	Number of Shares	Weighted average Grant-Date Fair Value
Unvested December 31, 2011	81	$6.34
Granted	—	—
Vested	21	6.11
Forfeited	60	6.37

Unvested December 31, 2012	—	$—

        For the years ended December 31, 2012, 2011 and 2010, we recognized net compensation expense of $56, $284 and $967, respectively, for the restricted stock awards.

Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Contingencies

Note 14—Contingencies

We are subject to various lawsuits and claims in the normal course of business. In addition, from time to time, we receive communications from government or regulatory agencies concerning investigations or allegations of non-compliance with laws or regulations in jurisdictions in which we operate. Although the ultimate outcome of such lawsuits, claims and investigations cannot be ascertained, we believe, on the basis of present information, that the disposition or ultimate resolution of such claims, lawsuits and/or investigations will not have a material adverse effect on our business, results of operations or financial condition. We establish specific liabilities in connection with regulatory and legal actions that we deem to be probable and estimable, and we believe that our reserves for such liabilities are adequate.

Note 17—Commitments and Contingencies

Leases

        We lease our operating facilities and equipment under non-cancelable operating leases, which expire at various dates through 2021, and we have a capital lease obligation related to one facility. In addition, we have capital leases for furniture, computer and telephone equipment. The assets under capital leases are included in equipment and fixtures, net, on our consolidated balance sheets are as follows:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$2,940	$2,968
Building improvements	12,797	12,884
Computer equipment	15,718	10,262
Telecom and other equipment	18,919	17,778

	50,374	43,892
Less: accumulated depreciation	(28,338)	(17,917)

	$22,036	$25,975

        Future minimum payments under capital and operating leases consist of the following at December 31, 2012:

	Capital Leases	Operating Leases
2013	10,159	37,823
2014	4,798	30,105
2015	1,069	25,162
2016	575	18,379
2017	—	9,313
Thereafter	—	7,703

Total future minimum lease payments	16,601	$128,485
Less amount representing interest	(1,355)

	15,246
Less current portion	(9,279)

Capital lease obligations, net of current portion	$5,967

        Rent expense is included in our consolidated statements of operations in selling, general and administrative expenses as follows:

	Year Ended December 31,
	2012	2011	2010
Rent expense	$48,761	$49,265	$50,176
Market lease reserve amortization	(760)	(3,455)	(4,830)

Net rent expense	$48,001	$45,810	$45,346

Contingencies

        We are self-insured with respect to group medical plan claims by our covered employees based in the United States, subject to an annual insured stop-loss limit on per-member payments of $125. We believe that our self-insurance reserves of $1,200 at December 31, 2012 and $1,424 at December 31, 2011 are adequate to provide for future payments required related to claims prior to that date.

        In connection with the Merger, the Sponsors contributed $16,101 of convertible debt to Parent to fund the Merger. This convertible debt is neither guaranteed nor collateralized by us. In accordance with ASC 805, the debt has been accounted for as an equity transaction at the Parent.

        We are subject to various lawsuits and claims in the normal course of business. In addition, from time to time, we receive communications from government or regulatory agencies concerning investigations or allegations of non-compliance with laws or regulations in jurisdictions in which we operate. Although the ultimate outcome of such lawsuits, claims and investigations cannot be ascertained, we believe, on the basis of present information, that the disposition or ultimate resolution of such claims, lawsuits and/or investigations will not have a material adverse effect on our business, results of operations or financial condition. We establish specific liabilities in connection with regulatory and legal actions that we deem to be probable and estimable, and we believe that our reserves for such liabilities are adequate.

Geographic Operations and Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Operations and Concentrations
Geographic Operations and Concentrations

Note 15—Geographic Operations and Concentrations

We operate in one operating segment and provide services primarily in two regions: “Americas,” which includes the United States, Canada, the Philippines, India, China, Nicaragua, the Dominican Republic, El Salvador, and Honduras; and “EMEA,” which includes Europe, the Middle East, and Africa.

The following table presents geographic information regarding our operations:

	Three Months Ended March 31,
	2013	2012
Revenues
Americas
United States	$56,559	$48,971
Philippines	56,430	52,180
Canada	28,399	29,367
Others	31,822	28,180
Total Americas	173,210	158,698
EMEA	69,602	56,841
	$242,812	$215,539

	March 31, 2013	December 31, 2012
Total assets:
Americas	$521,097	$536,149
EMEA	136,205	67,879
	$657,302	$604,028

We derive significant revenues from two clients. At March 31, 2013, two of our largest clients by revenue are global technology companies. The percentage of revenue for clients exceeding 10% of revenue in the three months ended March 31, 2013 and 2012 is as follows:

	Three Months Ended March 31,
	2013	2012
Microsoft	14%	10%
Dell	8%	10%

Related accounts receivable from these two clients were 7% and 15%, respectively, of our total accounts receivable at March 31, 2013 and 4% and 13%, respectively, of our total accounts receivable at March 31, 2012.

Note 18—Geographic Operations and Concentrations

        We operate in one operating segment and provide services primarily in two regions: "Americas", which includes the United States, Canada, the Philippines, India, China, Nicaragua, the Dominican Republic, and El Salvador; and "EMEA", which includes Europe, the Middle East, and Africa.

        The following table presents geographic information regarding our operations:

	Year Ended December 31,
	2012	2011	2010
Revenue:
Americas
United States	$204,229	$193,385	$201,018
Philippines	207,589	188,021	161,789
Canada	109,920	126,827	121,022
Others	118,309	100,530	104,200

Total Americas	$640,047	$608,763	$588,029
EMEA	220,264	238,144	212,144

Total	$860,311	$846,907	$800,173

	December 31, 2012	December 31, 2011
Total assets:
Americas	$536,149	$545,568
EMEA	67,879	71,128

	$604,028	$616,696

        We derive significant revenues from three clients. At December 31, 2012, three of our largest clients by revenue are global technology companies. The percentage of revenue for clients exceeding 10% of revenue in the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012	2011	2010
Microsoft	11%	10%	6%
Dell	9%	12%	16%
Hewlett Packard	8%	10%	12%

        Related accounts receivable from these three clients were 3%, 12% and 7%, respectively, of our total accounts receivable at December 31, 2012 and 6%, 14% and 9%, respectively, of our total accounts receivable at December 31, 2011.

Guarantor Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Financial Information
Guarantor Financial Information

Note 16—Guarantor Financial Information

The Notes are guaranteed by the Company, along with certain of our wholly owned subsidiaries. Such guaranties are full, unconditional and joint and several. Condensed consolidating financial information related to the Company, our guarantor subsidiaries and our non-guarantor subsidiaries as of and for the three months ended March 31, 2013 and 2012 are reflected below:

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	$—	$117,476	$129,301	$(3,965)	$242,812
Direct cost of revenue:
Customers	—	62,818	80,310		143,128
Intercompany	—	3,348	617	(3,965)	—
	—	66,166	80,927	(3,965)	143,128
Gross profit	—	51,310	48,374	—	99,684
Operating expenses	436	47,351	41,031	—	88,818
Non-operating expenses (income)	8,337	(2,451)	3,350	—	9,236
Equity in earnings of subsidiaries	(9,031)	—	—	9,031	—
Income (loss) before income taxes	258	6,410	3,993	(9,031)	1,630
Provision (benefit) for income taxes	6	807	565	—	1,378
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	—	207,581	120,890	(112,932)	215,539
Direct cost of revenue:
Customers	—	55,789	68,327		124,116
Intercompany	—	102,477	10,455	(112,932)	—
	—	158,266	78,782	(112,932)	124,116
Gross profit	—	49,315	42,108	—	91,423
Operating expenses	673	42,988	40,042	—	83,703
Non-operating expenses (income)	7,539	(1,563)	1,339	—	7,315
Equity in earnings of subsidiaries	(7,557)	—	—	7,557	—
Income (loss) before income taxes	(655)	7,890	727	(7,557)	405
Provision (benefit) for income taxes	—	(1,596)	2,656	—	1,060
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	(1,296)	(851)	(445)	1,296	(1,296)
Change in cumulative translation adjustment	(943)	(2,397)	1,454	943	(943)
Comprehensive income (loss)	$(1,987)	$2,355	$4,437	$(6,792)	$(1,987)

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	2,662	1,430	1,232	(2,662)	2,662
Change in cumulative translation adjustment	2,131	1,879	252	(2,131)	2,131
Comprehensive income (loss)	$4,138	$12,795	$(445)	$(12,350)	$4,138

Condensed Consolidating Balance Sheet

As of March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$2,821	$11,980	$—	$14,807
Accounts receivable, net	—	147,343	33,345	—	180,688
Intercompany receivable	32,391	147,192	104,255	(283,838)	—
Other current assets	4,438	11,193	12,378	—	28,009
Total current assets	36,835	308,549	161,958	(283,838)	223,504
Equipment and fixtures, net and other assets	1,727	47,062	64,344	—	113,133
Investment in subsidiaries	456,967	134,288	17	(591,272)	—
Goodwill and intangible assets, net	—	167,370	153,295	—	320,665
Total assets	$495,529	$657,269	$379,614	$(875,110)	$657,302
Liabilities and Stockholders’ Equity
Current liabilities	$13,815	$42,551	$86,855	$—	$143,221
Intercompany payable	20,683	136,497	126,658	(283,838)	—
Long-term liabilities	252,720	31,136	21,914	—	305,770
Total shareholders’ equity (deficit)	208,311	447,085	144,187	(591,272)	208,311
Total liabilities and stockholders’ equity	$495,529	$657,269	$379,614	$(875,110)	$657,302

Condensed Consolidating Balance Sheet

As of December 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,406	(253,880)	—
Other current assets	3,587	14,878	10,543	—	29,008
Total current assets	35,984	296,015	134,553	(253,880)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089
Total assets	$488,414	$588,609	$305,861	$(778,856)	$604,028
Liabilities and Stockholders’ Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,449	(253,880)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders’ equity (deficit)	209,896	384,539	140,437	(524,976)	209,896
Total liabilities and stockholders’ equity	$488,414	$588,609	$305,861	$(778,856)	$604,028

Condensed Statements of Cash Flows

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(360)	$12,735	$6,799	$—	$19,174
Cash flows from investing activities:
Acquisition of business	—	—	(41,167)	—	(41,167)
Cash acquired from acquisition	—	—	4,951	—	4,951
Additions to equipment and fixtures	—	(4,402)	(1,881)	—	(6,283)
Net cash used in investing activities	—	(4,402)	(38,097)	—	(42,499)
Cash flows from financing activities:
Net repayments on line of credit	(9,137)	—	—	—	(9,137)
Net borrowings (repayments) on long term debt	30,600	2,030	(942)	—	31,688
Net repayments on capital leases	—	(2,252)	(786)	—	(3,038)
Net intercompany	(21,103)	(13,570)	34,673	—	—
Net cash provided by (used in) financing activities	360	(13,792)	32,945	—	19,513
Effect of exchange rates on cash and cash equivalents	—	(1,696)	1,580	—	(116)
Net increase (decrease) in cash and cash equivalents	—	(7,155)	3,227	—	(3,928)
Cash and cash equivalents, beginning of period	6	9,976	8,753	—	18,735
Cash and cash equivalents, end of period	$6	$2,821	$11,980	$—	$14,807

Condensed Statements of Cash Flows

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(840)	$12,276	$9,874	$—	$21,310
Cash flows from investing activities:
Additions to equipment and fixtures	—	(3,192)	(3,159)	—	(6,351)
Net cash used in investing activities	—	(3,192)	(3,159)	—	(6,351)
Cash flows from financing activities:
Net repayments on line of credit	(19,984)	—	—	—	(19,984)
Net repayments on long term debt	—	(63)	(24)	—	(87)
Net repayments on capital leases	—	(2,294)	(277)	—	(2,571)
Net intercompany	20,835	(17,202)	(3,633)	—	—
Tax payments for withholding on restricted stock	(11)	—	—	—	(11)
Net cash provided by (used in) financing activities	840	(19,559)	(3,934)	—	(22,653)
Effect of exchange rates on cash and cash equivalents	—	5,858	(4,329)	—	1,529
Net decrease in cash and cash equivalents	—	(4,617)	(1,548)	—	(6,165)
Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248
Cash and cash equivalents, end of period	$6	$6,526	$10,551	$—	$17,083

Note 19—Guarantor Financial Information

        The Notes are guaranteed by the Company, along with certain of our wholly owned subsidiaries. Such guaranties are full, unconditional and joint and several. Condensed consolidating financial information related to the Company, our guarantor subsidiaries and our non-guarantor subsidiaries as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010 are reflected below:

Condensed Consolidating Statement of Operations
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$759,902	$100,409	$—	$860,311
Intercompany	—	(329,157)	356,413	(27,256)	—

	—	430,745	456,822	(27,256)	860,311
Direct cost of revenue
Customers	—	226,802	275,248		502,050
Intercompany	—	24,725	2,531	(27,256)	—

	—	251,527	277,779	(27,256)	502,050
Gross profit	—	179,218	179,043	—	358,261
Operating expenses	3,938	172,006	158,594	—	334,538
Non-operating expenses	31,654	(8,390)	8,139	—	31,403
Equity in earnings of subsidiaries	(10,868)	—	—	10,868	—

Income (loss) before income taxes	(24,724)	15,602	12,310	(10,868)	(7,680)

Provision (benefit) for income taxes	(11,777)	11,251	5,793	—	5,267

Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$693,960	$152,947	$—	$846,907
Intercompany	—	95,849	326,522	(422,371)	—

	—	789,809	479,469	(422,371)	846,907
Direct cost of revenue
Customers	—	223,364	271,062		494,426
Intercompany	—	379,492	42,879	(422,371)	—

	—	602,856	313,941	(422,371)	494,426
Gross profit	—	186,953	165,528	—	352,481
Operating expenses	2,704	181,771	152,868	—	337,343
Non-operating expenses	28,906	(5,176)	8,952	—	32,682
Equity in earnings of subsidiaries	5,538	—	—	(5,538)	—

Income (loss) before income taxes	(37,148)	10,358	3,708	5,538	(17,544)

Provision (benefit) for income taxes	(13,511)	13,957	5,647	—	6,093

Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$638,444	$161,729	$—	$800,173
Intercompany	—	(15,877)	292,521	(276,644)	—

	—	622,567	454,250	(276,644)	800,173
Direct cost of revenue
Customers	—	225,867	243,670		469,537
Intercompany	—	236,228	40,416	(276,644)	—

	—	462,095	284,086	(276,644)	469,537
Gross profit	—	160,472	170,164	—	330,636
Operating expenses	6,972	181,129	155,406	—	343,507
Non-operating expenses	25,959	(8,527)	12,780	—	30,212
Equity in earnings of subsidiaries	28,148	—	—	(28,148)	—

Income (loss) before income taxes	(61,079)	(12,130)	1,978	28,148	(43,083)

Provision (benefit) for income taxes	(7,604)	13,768	4,228	—	10,392

Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,689	1,620	4,069	(5,689)	5,689
Change in cumulative translation adjustment	98	348	(250)	(98)	98

Comprehensive income (loss)	$(7,160)	$6,319	$10,336	$(16,655)	$(7,160)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)
Other comprehensive income:
Change in unrealized loss on forward exchange contracts, net of tax	(7,764)	(3,515)	(4,249)	7,764	(7,764)
Change in cumulative translation adjustment	(3,561)	(1,320)	(2,241)	3,561	(3,561)

Comprehensive income (loss)	$(34,962)	$(8,434)	$(8,429)	$16,863	$(34,962)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,445	2,129	3,316	(5,445)	5,445
Change in cumulative translation adjustment	(2,820)	(1,620)	(1,200)	2,820	(2,820)

Comprehensive income (loss)	$(50,850)	$(25,389)	$(134)	$25,523	$(50,850)

Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,405	(253,879)	—
Other current assets	3,587	14,878	10,543	—	29,008

Total current assets	35,984	296,015	134,552	(253,879)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089

Total assets	$488,414	$588,609	$305,860	$(778,855)	$604,028

Liabilities and Stockholders' Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,448	(253,879)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders' equity (deficit)	209,896	384,539	140,437	(524,976)	209,896

Total liabilities and stockholders' equity	$488,414	$588,609	$305,860	$(778,855)	$604,028

Condensed Consolidating Balance Sheet
As of December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$11,143	$12,099	$—	$23,248
Accounts receivable, net	—	141,579	24,384	—	165,963
Intercompany receivable	22,788	94,203	89,121	(206,112)	—
Other current assets	2,614	17,510	7,698	—	27,822

Total current assets	25,408	264,435	133,302	(206,112)	217,033
Equipment and fixtures, net and other assets	4,107	51,356	50,780	—	106,243
Investment in subsidiaries	431,363	74,284	17	(505,664)	—
Goodwill and intangible assets, net	—	181,750	111,670	—	293,420

Total assets	$460,878	$571,825	$295,769	$(711,776)	$616,696

Liabilities and Stockholders' Equity
Current liabilities	$6,025	$51,092	$63,477	$—	$120,594
Intercompany payable	2,397	111,763	91,952	(206,112)	—
Long-term liabilities	239,012	33,757	9,889	—	282,658
Total shareholders' equity (deficit)	213,444	375,213	130,451	(505,664)	213,444

Total liabilities and stockholders' equity	$460,878	$571,825	$295,769	$(711,776)	$616,696

Condensed Statements of Cash Flows
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(17,545)	$31,139	$38,373	$—	$51,967
Cash flows from investing activities:
Investment in subsidiaries	—	16,940	(16,940)	—	—
Additions to equipment and fixtures	—	(15,750)	(32,951)	—	(48,701)

Net cash provided by (used in) investing activities	—	1,190	(49,891)	—	(48,701)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(10,075)	—	—	—	(10,075)
Net borrowings (repayments) on long term debt	—	1,823	11,752	—	13,575
Net borrowings (repayments) on capital leases	—	(8,939)	(2,721)	—	(11,660)
Net intercompany	27,631	(31,284)	3,653	—	—
Tax payments on withholding of restricted stock	(11)	—	—	—	(11)

Net cash provided by (used in) financing activities	17,545	(38,400)	12,684	—	(8,171)
Effect of exchange rates on cash and cash equivalents	—	4,904	(4,512)	—	392

Net increase (decrease) in cash and cash equivalents	—	(1,167)	(3,346)	—	(4,513)

Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248

Cash and cash equivalents, end of period	$6	$9,976	$8,753	$—	$18,735

Condensed Statements of Cash Flows
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(4,447)	$15,960	$38,602	$—	$50,115
Cash flows from investing activities:
Investment in subsidiaries	—	(62,809)	62,809	—	—
Additions to equipment and fixtures, net	—	(20,062)	(19,250)	—	(39,312)

Net cash provided by (used in) investing activities	—	(82,871)	43,559	—	(39,312)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	20,250	—	—	—	20,250
Net borrowings (repayments) on long term debt	—	233	836	—	1,069
Net borrowings (repayments) on capital leases	—	(7,486)	(3,199)	—	(10,685)
Net intercompany	(2,135)	76,952	(74,817)	—	—
Tax withholding on restricted stock	(23)	—	—	—	(23)
Repurchase of common stock	(13,645)	—	—	—	(13,645)

Net cash provided by (used in) financing activities	4,447	69,699	(77,180)	—	(3,034)
Effect of exchange rates on cash and cash equivalents	—	5,924	(8,934)	—	(3,010)

Net increase (decrease) in cash and cash equivalents	—	8,712	(3,953)	—	4,759

Cash and cash equivalents, beginning of period	6	2,431	16,052	—	18,489

Cash and cash equivalents, end of period	$6	$11,143	$12,099	$—	$23,248

Condensed Statements of Cash Flows
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(22,321)	$10,653	$34,112	$—	$22,444
Cash flows from investing activities:
Investment in subsidiaries	(106,505)	105,038	1,467	—	—
Additions to equipment and fixtures, net	—	(15,081)	(7,823)	—	(22,904)

Net cash provided by (used in) investing activities	(106,505)	89,957	(6,356)	—	(22,904)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	9,004	—	—	—	9,004
Net borrowings (repayments) on long term debt	—	(90)	—	—	(90)
Net borrowings (repayments) on capital leases	—	(3,412)	(2,448)	—	(5,860)
Net intercompany	118,968	(100,003)	(18,965)	—	—
Proceeds from issuance of common stock related to pre-emptive rights and stock options	268	—	—	—	268
Tax withholding on restricted stock	(233)	—	—	—	(233)
Proceeds from exercise of warrants	2,307	—	—	—	2,307
Repurchase of warrants	(1,608)	—	—	—	(1,608)

Net cash provided by (used in) financing activities	128,706	(103,505)	(21,413)	—	3,788
Effect of exchange rates on cash and cash equivalents	—	2,131	(1,898)	—	233

Net increase (decrease) in cash and cash equivalents	(120)	(764)	4,445	—	3,561

Cash and cash equivalents, beginning of period	126	3,195	11,607	—	14,928

Cash and cash equivalents, end of period	$6	$2,431	$16,052	$—	$18,489

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying consolidated condensed financial statements as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly our financial position and results of operations and cash flows. The results for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ended December 31, 2013, or for any other interim period or future year.

Use of Estimates

Use of Estimates

The preparation of the consolidated condensed financial statements in conformity with accounting principles generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated condensed financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Foreign Currency Translation and Derivative Instruments

Foreign Currency Translation and Derivative Instruments

The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as “Other expenses, net.”

We account for derivative financial instruments utilizing the authoritative guidance in ASC 815, Derivatives and Hedging. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

All derivatives, including foreign currency forward contracts, are recognized in “Other current assets” or “Other current liabilities” on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in “Accumulated other comprehensive loss,” until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within “Direct cost of revenue.” Cash flows from the derivative contracts are classified within “Cash flows from operating activities.” Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

Changes in fair value of derivatives not designated as cash flow hedges are reported in “Other expenses, net.” Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in “Other expenses, net.”

We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge’s inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At March 31, 2013, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

As of March 31, 2013 and December 31, 2012, we had approximately $259,657 and $206,535, respectively, of foreign exchange risk hedged using forward exchange contracts. As of March 31, 2013, the forward exchange contracts we held were comprised of $187,155 of contracts determined to be effective cash flow hedges and $72,502 of contracts for which we elected not to apply hedge accounting.

As of March 31, 2013 and December 31, 2012, the fair market value of these derivative instruments designated as cash flow hedges reflected gains of $2,367 and $3,558, respectively. As of March 31, 2013 and December 31, 2012, the fair market value of derivatives for which we elected not to apply hedge accounting reflected losses of $219 and gains of $244, respectively. As of March 31, 2013 and December 31, 2012, $2,451 and $3,555 of unrealized gains, respectively, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of March 31, 2013 and December 31, 2012, included in other current assets is $374 and $586, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

For the three months ended March 31, 2013 and 2012, the Company had realized net losses of $100 and net gains of $2,006, respectively, on hedges for which the Company elected to not apply hedge accounting. For the three months ended March 31, 2013 and 2012, the Company realized net gains of $1,178 and $33, respectively, on hedges which were deemed effective cash flow hedges.

Foreign Currency Translation and Derivative Instruments

        The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders' equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as "Other income (expense)".

        We account for financial derivative instruments utilizing the authoritative guidance. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

        All derivatives, including foreign currency forward contracts, are recognized in "Other current assets" or "Other current liabilities" on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in "Accumulated other comprehensive income (loss)", until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within "Direct cost of revenue". Cash flows from the derivative contracts are classified within "Cash flows from operating activities". Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

        We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

        Changes in fair value of derivatives not designated as cash flow hedges are reported in "Other income (expense)". Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in "Other income (expense)".

        We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge's inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At December 31, 2012, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

        Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

        As of December 31, 2012 and 2011, we had approximately $206,535 and $216,491, respectively, of foreign exchange risk hedged using forward exchange contracts. As of December 31, 2012, the forward exchange contracts we held were comprised of $167,140 of contracts determined to be effective cash flow hedges and $39,395 of contracts for which we elected not to apply hedge accounting.

        As of December 31, 2012, 2011, and 2010, the fair market value of these derivative instruments designated as cash flow hedges reflected a gain of $3,558, a loss of $2,424, and a gain of $5,358, respectively. As of December 31, 2012, 2011, and 2010, the fair market value of derivatives for which we elected not to apply hedge accounting reflected a gain of $244, a loss of $1,078, and a gain of $373, respectively. As of December 31, 2012, $3,555 of unrealized gains, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of December 31, 2012 and 2011, included in other current assets is $586 and included in other current liabilities is $84, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

        For the years ended December 31, 2012, 2011, and 2010, the Company had realized a net gain of $2,114, net loss of $2,878, and a net gain of $1,041, respectively, on hedges for which the Company elected to not apply hedge accounting. For the years ended December 31, 2012, 2011, and 2010, the Company realized net gains of $2,256, $4,416, and $1,986, respectively, on hedges which were deemed effective cash flow hedges. During the years ended December 31, 2012, 2011, and 2010, the Company realized no gain, and gains of $298, and $5,945 respectively, on hedges which were previously determined to be effective cash flow hedges.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	March 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$2,148	$—	$2,148	$—
Total	$2,148	$—	$2,148	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—
Total	$3,802	$—	$3,802	$—

The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

At March 31, 2013, the fair value of our long term debt was $239,430. The fair value of our long term debt is determined from financial market quotations.

Fair Value of Financial Instruments

        The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—

Total	$3,802	$—	$3,802	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$(3,502)	$—	$(3,502)	$—

Total	$(3,502)	$—	$(3,502)	$—

        The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

        The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

        At December 31, 2012, the fair value of our long term debt was $210,000. The fair value of our long term debt is determined from financial market quotations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued guidance adding new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). We implemented these requirements in the first quarter of 2013. The guidance is intended to help entities improve the transparency of changes in other comprehensive income (“OCI”) and items reclassified out of AOCI in financial statements. It does not amend any existing requirements for reporting net income or OCI in financial statements. The implementation of the guidance did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board ("FASB") amended its guidance to converge fair value measurement and disclosure guidance in U.S. GAAP with International Financial Reporting Standards ("IFRS"). IFRS is a comprehensive series of accounting standards published by the International Accounting Standards Board. The amendment changes the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The FASB does not intend for the amendment to result in a change in the application of the requirements in the current authoritative guidance. The amendment became effective prospectively for the Company's interim period ended March 31, 2012. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

              In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company's financial position, results of operations or cash flows.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Fair value information about assets and liabilities

	March 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$2,148	$—	$2,148	$—
Total	$2,148	$—	$2,148	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—
Total	$3,802	$—	$3,802	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—

Total	$3,802	$—	$3,802	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$(3,502)	$—	$(3,502)	$—

Total	$(3,502)	$—	$(3,502)	$—

Acquisition (Table)	3 Months Ended
Mar. 31, 2013
Acquisition
Summary of the preliminary estimated fair values of the identifiable assets acquired and liabilities assumed

Acquisition Date Fair Value
Current assets	$17,903
Property and equipment	6,465
Goodwill	26,258
Intangible assets	18,614
Total assets acquired	$69,240
Current liabilities	19,116
Other liabilities	8,957
Total liabilities	$28,073
Allocated purchase price	$41,167

Schedule of intangible assets acquired and the related amortization periods
	Estimated useful life	Gross cost
Customer relationships	7 years	$12,074
Non-compete agreements	2 years	2,767
Trade names	4 years	704
Other	3 years	3,069
		$18,614

Goodwill and Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangibles
Schedule of roll-forward of goodwill
Balance at December 31, 2012	$226,749
Acquisition of LBM	26,258
Balance at March 31, 2013	$253,007

Schedule of intangible assets

Intangible assets at March 31, 2013 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	3.7	$110,823	$66,019	$44,804
Technology-based intangible assets	3 to 5 years	2.8	5,341	1,928	3,413
Non-compete agreements	2 years	1.9	2,767	115	2,652
Trade names	4 years	2.7	704	15	689
Trade names - indefinite	Indefinite	Indefinite	16,100	—	16,100
			$135,735	$68,077	$67,658

Intangible assets at December 31, 2012 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	2.6	$98,749	$63,055	$35,694
Technology-based intangible assets	5 years	1.0	2,198	1,652	546
Trade names	Indefinite	Indefinite	16,100	—	16,100

			$117,047	$64,707	$52,340

Schedule of future amortization expense of intangible assets for the next five years and thereafter
	Remainder of 2013	2014	2015	2016	2017	2018	Thereafter
Amortization	$11,812	$11,875	$8,803	$6,503	$5,176	$4,335	$3,054

	2013	2014	2015	2016	2017	Thereafter
Amortization	$11,497	$7,571	$5,652	$4,435	$3,425	$3,660

Severance, Restructuring and Other Charges, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Severance, Restructuring and Other Charges
Summary of severance, restructuring and other charges, net
	Three Months Ended March 31,
	2013	2012
Severance	$679	$2,455
Lease exit charges, net	46	349
Transaction related expenses	974	—
Severance, restructuring and other charges, net	$1,699	$2,804

	Year Ended December 31,
	2012	2011	2010
Severance	$5,627	$11,079	$6,501
Lease exit charges	4,898	7	3,443
Asset impairment charges	—	275	1,746
Transaction related expenses	3,876	(592)	209

Severance, restructuring and other charges, net	$14,401	$10,769	$11,899

Schedule of the activity in the Company's restructuring and other liabilities, which are included in liabilities

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2012	$1,042	$1,810	$470	$3,322
Expense	679	46	974	1,699
Cash Paid	(875)	(701)	(740)	(2,316)
Balance at March 31, 2013	$846	$1,155	$704	$2,705

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2010	$2,491	$2,807	$—	$5,298
Expense	11,196	946	—	12,142
Cash Paid	(11,627)	(897)	—	(12,524)
Reversals(1)	(115)	(1,421)	—	(1,536)

Balance at December 31, 2011	$1,945	$1,435	$—	$3,380
Expense	5,627	4,898	3,876	14,401
Cash Paid	(6,530)	(4,061)	(3,406)	(13,997)
Reclassification(2)	—	(462)	—	(462)

Balance at December 31, 2012	$1,042	$1,810	$470	$3,322

(1)
During the year ended December 31, 2011, the Company reversed a previously recorded lease exit reserve.

(2)
During the year ended December 31, 2012, the Company reclassified $462 from restructuring liabilities to deferred rent liabilities.

Equipment and Fixtures, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equipment and Fixtures, Net
Schedule of equipment and fixtures, net

	March 31, 2013	December 31, 2012
Furniture and fixtures	$19,242	$17,696
Building improvements	70,265	66,369
Computer equipment	73,701	70,238
Software	44,413	40,460
Telecom and other equipment	55,532	55,418
Equipment and fixtures not yet placed in service	536	1,380
	$263,689	$251,561
Less: accumulated depreciation	(165,267)	(154,710)
	$98,422	$96,851

	December 31, 2012	December 31, 2011
Furniture and fixtures	$17,696	$15,366
Building improvements	66,369	47,870
Computer equipment	70,238	52,560
Software	40,460	30,920
Telecom and other equipment	55,418	54,241
Equipment and fixtures not yet placed in service	1,380	1,577

	$251,561	$202,534
Less: accumulated depreciation	(154,710)	(114,923)

	$96,851	$87,611

Accrued Employee Compensation and Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Employee Compensation and Benefits
Schedule of accrued employee compensation and benefits
	March 31, 2013	December 31, 2012
Compensation related amounts	$31,821	$28,386
Vacation liabilities	16,094	14,176
Medical and dental liabilities	2,257	2,078
Employer taxes	3,585	2,098
Statutory retirement plans	11,645	10,860
Other benefit related liabilities	199	437
	$65,601	$58,035

	December 31, 2012	December 31, 2011
Compensation related amounts	$28,386	$31,477
Vacation liabilities	14,176	12,534
Medical and dental liabilities	2,078	2,284
Employer taxes	2,098	2,284
Statutory retirement plans	10,860	10,112
Other benefit related liabilities	437	1,619

	$58,035	$60,310

Other Accrued Expenses and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Other Liabilities
Schedule of other accrued expenses
	March 31, 2013	December 31, 2012
Professional fees	$3,506	$3,560
Accrued interest	13,446	6,226
Occupancy expense	1,864	2,108
Technology expense	2,131	1,841
Forward exchange contracts	1,162	204
Value added and sales tax	3,181	1,547
Other accrued expenses	8,850	5,191
	$34,140	$20,677

	December 31, 2012	December 31, 2011
Professional fees	$3,560	$4,364
Accrued interest	6,226	5,963
Occupancy expense	2,108	1,879
Technology expense	1,841	2,623
Forward exchange contracts	204	3,605
Other accrued expenses	6,738	9,995

	$20,677	$28,429

Schedule of other current liabilities
	March 31, 2013	December 31, 2012
Lease exit liability	$1,067	$1,704
Deferred revenue	582	1,512
Market lease reserves	768	946
Other	4,649	1,225
Total other current liabilities	$7,066	$5,387

	December 31, 2012	December 31, 2011
Lease exit liability	$1,704	$1,083
Deferred revenue	1,512	1,397
Market lease reserves	946	1,639
Other	1,225	2,132

Total other current liabilities	$5,387	$6,251

Schedule of other long-term liabilities

	March 31, 2013	December 31, 2012
Deferred rent	$4,417	$4,415
Accrued income taxes	11,600	11,143
Market lease reserves	126	61
Asset retirement obligation	3,532	—
Other	1,557	334
Total other long-term liabilities	$21,232	$15,953

	December 31, 2012	December 31, 2011
Deferred rent	$4,415	$1,755
Accrued income taxes	11,143	10,329
Market lease reserves	61	978
Other	334	755

Total other long-term liabilities	$15,953	$13,817

Long-Term Debt and Revolving Credit Facility (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt and Revolving Credit Facility
Schedule of long-term borrowings
	March 31, 2013	December 31, 2012
Revolving line of credit	$25,543	$34,680
11.25% Senior Secured Notes	230,000	200,000
Other	16,088	14,904
	271,631	249,584
Less: current portion	(6,630)	(5,333)
Less: discount on notes payable	(2,823)	(3,897)
Long-term debt	$262,178	$240,354

	December 31, 2012	December 31, 2011
Revolving line of credit	$34,680	$44,755
11.25% Senior Secured Notes	200,000	200,000
Other	14,904	1,215

	249,584	245,970
Less: current portion	(5,333)	(453)
Less: discount on notes payable	(3,897)	(5,743)

Long-term debt	$240,354	$239,774

Schedule of minimum principal payments on long-term debt
Total
2013	5,676
2014	260,336
2015	3,390
2016	769
2017	1,460
Total	$271,631
Minimum principal payments on long-term debt subsequent to December 31, 2012 are as follows:

Total
2013	$5,333
2014	239,688
2015	2,268
2016	736
2017	1,559

Total	$249,584

Accumulated Other Comprehensive Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
Schedule of components of accumulated other comprehensive loss

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive loss
Beginning balance December 31, 2012	$3,283	$(9,928)	$(6,645)
Current period other comprehensive loss	(1,296)	(943)	(2,239)
Ending balance March 31, 2013	$1,987	$(10,871)	$(8,884)

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Beginning balance December 31, 2011	$(2,406)	$(10,026)	$(12,432)
Current period other comprehensive income (loss)	5,689	98	5,787

Ending balance December 31, 2012	$3,283	$(9,928)	$(6,645)

Summary of activity in other comprehensive income (loss) related to forward exchange contracts held

	Three Months Ended March 31,
	2013	2012
Change in fair value of forward exchange contracts, net of tax	$(2,474)	$2,031
Amount reclassified to direct cost of revenue	1,178	631
Change in unrecognized gains/losses on forward exchange contracts	$(1,296)	$2,662

	Year Ended December 31,
	2012	2011	2010
Change in fair value of forward exchange contracts, net of tax	$3,149	$(2,545)	$3,554
Adjustment for net gains/losses realized and included in net income	2,540	(5,219)	1,891

Change in unrecognized gains/losses on forward exchange contracts	$5,689	$(7,764)	$5,445

Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Schedule of domestic and foreign source component of income (loss) before taxes
	Three months ended March 31, 2013	Three months ended March 31, 2012
Total US	$(5,810)	$(2,951)
Total Foreign	7,440	3,356
Total	$1,630	$405

	December 31,
	2012	2011	2010
Total US	$(28,647)	$(37,669)	$(68,897)
Total Foreign	20,967	20,125	25,814

Total	$(7,680)	$(17,544)	$(43,083)

Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
2008 Stock Incentive Plan
Stock Options
Schedule of assumptions used for the option grants
Three months ended March 31, 2012
Option term (years)	6.380
Volatility	71.89%
Risk-free interest rate	1.14 — 1.19%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$1.74

	Year Ended December 31,
	2012	2011	2010
Option term (years)	6.380	6.380	6.375
Volatility	71.89%	67.15%–74.54%	63.71%–67.88%
Risk-free interest rate	1.14–1.43%	1.15–2.62%	1.57–3.06%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value per option granted	$1.73	$1.74	$3.46

Schedule of stock options

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2010	6,308	$6.13	—	7.64
Granted	2,130	5.44	$1.74
Exercised	—	—
Forfeited or modified	3,000	6.13

Outstanding at December 31, 2011	5,438	$5.86	—	7.56
Granted	185	6.00	$1.73
Exercised	—	—
Forfeited or modified	5,623	5.85

Outstanding at December 31, 2012	—	$—		—

2012 Stock Incentive Plan
Stock Options
Schedule of assumptions used for the option grants
Three months ended March 31, 2013
Option term (years)	5.00
Volatility	44.35%
Risk-free interest rate	0.88%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$70.87

Year ended December 31, 2012
Option term (years)	4.11–5.00
Volatility	39.18–44.35%
Risk-free interest rate	0.54–0.76%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$32.56

Schedule of stock options

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2012	74.3	$425.00	—	6.82
Granted	0.8	425.00	$70.87
Exercised	—	—
Forfeited	0.6	425.00
Outstanding at March 31, 2013	74.5	$425.00		6.56

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	—	$—	—	—
Granted	75.0	425.00	$32.56
Exercised	—	—
Forfeited	0.3	—

Outstanding at December 31, 2012	74.7	$425.00		6.82

Geographic Operations and Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Operations and Concentrations
Schedule of geographic information regarding operations
	Three Months Ended March 31,
	2013	2012
Revenues
Americas
United States	$56,559	$48,971
Philippines	56,430	52,180
Canada	28,399	29,367
Others	31,822	28,180
Total Americas	173,210	158,698
EMEA	69,602	56,841
	$242,812	$215,539

	March 31, 2013	December 31, 2012
Total assets:
Americas	$521,097	$536,149
EMEA	136,205	67,879
	$657,302	$604,028

	Year Ended December 31,
	2012	2011	2010
Revenue:
Americas
United States	$204,229	$193,385	$201,018
Philippines	207,589	188,021	161,789
Canada	109,920	126,827	121,022
Others	118,309	100,530	104,200

Total Americas	$640,047	$608,763	$588,029
EMEA	220,264	238,144	212,144

Total	$860,311	$846,907	$800,173

	December 31, 2012	December 31, 2011
Total assets:
Americas	$536,149	$545,568
EMEA	67,879	71,128

	$604,028	$616,696

Schedule of percentage of revenue for each of three of largest clients
	Three Months Ended March 31,
	2013	2012
Microsoft	14%	10%
Dell	8%	10%

	Year Ended December 31,
	2012	2011	2010
Microsoft	11%	10%	6%
Dell	9%	12%	16%
Hewlett Packard	8%	10%	12%

Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Financial Information
Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	$—	$117,476	$129,301	$(3,965)	$242,812
Direct cost of revenue:
Customers	—	62,818	80,310		143,128
Intercompany	—	3,348	617	(3,965)	—
	—	66,166	80,927	(3,965)	143,128
Gross profit	—	51,310	48,374	—	99,684
Operating expenses	436	47,351	41,031	—	88,818
Non-operating expenses (income)	8,337	(2,451)	3,350	—	9,236
Equity in earnings of subsidiaries	(9,031)	—	—	9,031	—
Income (loss) before income taxes	258	6,410	3,993	(9,031)	1,630
Provision (benefit) for income taxes	6	807	565	—	1,378
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	—	207,581	120,890	(112,932)	215,539
Direct cost of revenue:
Customers	—	55,789	68,327		124,116
Intercompany	—	102,477	10,455	(112,932)	—
	—	158,266	78,782	(112,932)	124,116
Gross profit	—	49,315	42,108	—	91,423
Operating expenses	673	42,988	40,042	—	83,703
Non-operating expenses (income)	7,539	(1,563)	1,339	—	7,315
Equity in earnings of subsidiaries	(7,557)	—	—	7,557	—
Income (loss) before income taxes	(655)	7,890	727	(7,557)	405
Provision (benefit) for income taxes	—	(1,596)	2,656	—	1,060
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$759,902	$100,409	$—	$860,311
Intercompany	—	(329,157)	356,413	(27,256)	—

	—	430,745	456,822	(27,256)	860,311
Direct cost of revenue
Customers	—	226,802	275,248		502,050
Intercompany	—	24,725	2,531	(27,256)	—

	—	251,527	277,779	(27,256)	502,050
Gross profit	—	179,218	179,043	—	358,261
Operating expenses	3,938	172,006	158,594	—	334,538
Non-operating expenses	31,654	(8,390)	8,139	—	31,403
Equity in earnings of subsidiaries	(10,868)	—	—	10,868	—

Income (loss) before income taxes	(24,724)	15,602	12,310	(10,868)	(7,680)

Provision (benefit) for income taxes	(11,777)	11,251	5,793	—	5,267

Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$693,960	$152,947	$—	$846,907
Intercompany	—	95,849	326,522	(422,371)	—

	—	789,809	479,469	(422,371)	846,907
Direct cost of revenue
Customers	—	223,364	271,062		494,426
Intercompany	—	379,492	42,879	(422,371)	—

	—	602,856	313,941	(422,371)	494,426
Gross profit	—	186,953	165,528	—	352,481
Operating expenses	2,704	181,771	152,868	—	337,343
Non-operating expenses	28,906	(5,176)	8,952	—	32,682
Equity in earnings of subsidiaries	5,538	—	—	(5,538)	—

Income (loss) before income taxes	(37,148)	10,358	3,708	5,538	(17,544)

Provision (benefit) for income taxes	(13,511)	13,957	5,647	—	6,093

Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$638,444	$161,729	$—	$800,173
Intercompany	—	(15,877)	292,521	(276,644)	—

	—	622,567	454,250	(276,644)	800,173
Direct cost of revenue
Customers	—	225,867	243,670		469,537
Intercompany	—	236,228	40,416	(276,644)	—

	—	462,095	284,086	(276,644)	469,537
Gross profit	—	160,472	170,164	—	330,636
Operating expenses	6,972	181,129	155,406	—	343,507
Non-operating expenses	25,959	(8,527)	12,780	—	30,212
Equity in earnings of subsidiaries	28,148	—	—	(28,148)	—

Income (loss) before income taxes	(61,079)	(12,130)	1,978	28,148	(43,083)

Provision (benefit) for income taxes	(7,604)	13,768	4,228	—	10,392

Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)

Condensed Consolidating Statement of Comprehensive Income

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	(1,296)	(851)	(445)	1,296	(1,296)
Change in cumulative translation adjustment	(943)	(2,397)	1,454	943	(943)
Comprehensive income (loss)	$(1,987)	$2,355	$4,437	$(6,792)	$(1,987)

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	2,662	1,430	1,232	(2,662)	2,662
Change in cumulative translation adjustment	2,131	1,879	252	(2,131)	2,131
Comprehensive income (loss)	$4,138	$12,795	$(445)	$(12,350)	$4,138

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,689	1,620	4,069	(5,689)	5,689
Change in cumulative translation adjustment	98	348	(250)	(98)	98

Comprehensive income (loss)	$(7,160)	$6,319	$10,336	$(16,655)	$(7,160)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)
Other comprehensive income:
Change in unrealized loss on forward exchange contracts, net of tax	(7,764)	(3,515)	(4,249)	7,764	(7,764)
Change in cumulative translation adjustment	(3,561)	(1,320)	(2,241)	3,561	(3,561)

Comprehensive income (loss)	$(34,962)	$(8,434)	$(8,429)	$16,863	$(34,962)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,445	2,129	3,316	(5,445)	5,445
Change in cumulative translation adjustment	(2,820)	(1,620)	(1,200)	2,820	(2,820)

Comprehensive income (loss)	$(50,850)	$(25,389)	$(134)	$25,523	$(50,850)

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

As of March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$2,821	$11,980	$—	$14,807
Accounts receivable, net	—	147,343	33,345	—	180,688
Intercompany receivable	32,391	147,192	104,255	(283,838)	—
Other current assets	4,438	11,193	12,378	—	28,009
Total current assets	36,835	308,549	161,958	(283,838)	223,504
Equipment and fixtures, net and other assets	1,727	47,062	64,344	—	113,133
Investment in subsidiaries	456,967	134,288	17	(591,272)	—
Goodwill and intangible assets, net	—	167,370	153,295	—	320,665
Total assets	$495,529	$657,269	$379,614	$(875,110)	$657,302
Liabilities and Stockholders’ Equity
Current liabilities	$13,815	$42,551	$86,855	$—	$143,221
Intercompany payable	20,683	136,497	126,658	(283,838)	—
Long-term liabilities	252,720	31,136	21,914	—	305,770
Total shareholders’ equity (deficit)	208,311	447,085	144,187	(591,272)	208,311
Total liabilities and stockholders’ equity	$495,529	$657,269	$379,614	$(875,110)	$657,302

Condensed Consolidating Balance Sheet

As of December 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,406	(253,880)	—
Other current assets	3,587	14,878	10,543	—	29,008
Total current assets	35,984	296,015	134,553	(253,880)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089
Total assets	$488,414	$588,609	$305,861	$(778,856)	$604,028
Liabilities and Stockholders’ Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,449	(253,880)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders’ equity (deficit)	209,896	384,539	140,437	(524,976)	209,896
Total liabilities and stockholders’ equity	$488,414	$588,609	$305,861	$(778,856)	$604,028

Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,405	(253,879)	—
Other current assets	3,587	14,878	10,543	—	29,008

Total current assets	35,984	296,015	134,552	(253,879)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089

Total assets	$488,414	$588,609	$305,860	$(778,855)	$604,028

Liabilities and Stockholders' Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,448	(253,879)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders' equity (deficit)	209,896	384,539	140,437	(524,976)	209,896

Total liabilities and stockholders' equity	$488,414	$588,609	$305,860	$(778,855)	$604,028

Condensed Consolidating Balance Sheet
As of December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$11,143	$12,099	$—	$23,248
Accounts receivable, net	—	141,579	24,384	—	165,963
Intercompany receivable	22,788	94,203	89,121	(206,112)	—
Other current assets	2,614	17,510	7,698	—	27,822

Total current assets	25,408	264,435	133,302	(206,112)	217,033
Equipment and fixtures, net and other assets	4,107	51,356	50,780	—	106,243
Investment in subsidiaries	431,363	74,284	17	(505,664)	—
Goodwill and intangible assets, net	—	181,750	111,670	—	293,420

Total assets	$460,878	$571,825	$295,769	$(711,776)	$616,696

Liabilities and Stockholders' Equity
Current liabilities	$6,025	$51,092	$63,477	$—	$120,594
Intercompany payable	2,397	111,763	91,952	(206,112)	—
Long-term liabilities	239,012	33,757	9,889	—	282,658
Total shareholders' equity (deficit)	213,444	375,213	130,451	(505,664)	213,444

Total liabilities and stockholders' equity	$460,878	$571,825	$295,769	$(711,776)	$616,696

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(360)	$12,735	$6,799	$—	$19,174
Cash flows from investing activities:
Acquisition of business	—	—	(41,167)	—	(41,167)
Cash acquired from acquisition	—	—	4,951	—	4,951
Additions to equipment and fixtures	—	(4,402)	(1,881)	—	(6,283)
Net cash used in investing activities	—	(4,402)	(38,097)	—	(42,499)
Cash flows from financing activities:
Net repayments on line of credit	(9,137)	—	—	—	(9,137)
Net borrowings (repayments) on long term debt	30,600	2,030	(942)	—	31,688
Net repayments on capital leases	—	(2,252)	(786)	—	(3,038)
Net intercompany	(21,103)	(13,570)	34,673	—	—
Net cash provided by (used in) financing activities	360	(13,792)	32,945	—	19,513
Effect of exchange rates on cash and cash equivalents	—	(1,696)	1,580	—	(116)
Net increase (decrease) in cash and cash equivalents	—	(7,155)	3,227	—	(3,928)
Cash and cash equivalents, beginning of period	6	9,976	8,753	—	18,735
Cash and cash equivalents, end of period	$6	$2,821	$11,980	$—	$14,807

Condensed Statements of Cash Flows

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(840)	$12,276	$9,874	$—	$21,310
Cash flows from investing activities:
Additions to equipment and fixtures	—	(3,192)	(3,159)	—	(6,351)
Net cash used in investing activities	—	(3,192)	(3,159)	—	(6,351)
Cash flows from financing activities:
Net repayments on line of credit	(19,984)	—	—	—	(19,984)
Net repayments on long term debt	—	(63)	(24)	—	(87)
Net repayments on capital leases	—	(2,294)	(277)	—	(2,571)
Net intercompany	20,835	(17,202)	(3,633)	—	—
Tax payments for withholding on restricted stock	(11)	—	—	—	(11)
Net cash provided by (used in) financing activities	840	(19,559)	(3,934)	—	(22,653)
Effect of exchange rates on cash and cash equivalents	—	5,858	(4,329)	—	1,529
Net decrease in cash and cash equivalents	—	(4,617)	(1,548)	—	(6,165)
Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248
Cash and cash equivalents, end of period	$6	$6,526	$10,551	$—	$17,083

Condensed Statements of Cash Flows
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(17,545)	$31,139	$38,373	$—	$51,967
Cash flows from investing activities:
Investment in subsidiaries	—	16,940	(16,940)	—	—
Additions to equipment and fixtures	—	(15,750)	(32,951)	—	(48,701)

Net cash provided by (used in) investing activities	—	1,190	(49,891)	—	(48,701)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(10,075)	—	—	—	(10,075)
Net borrowings (repayments) on long term debt	—	1,823	11,752	—	13,575
Net borrowings (repayments) on capital leases	—	(8,939)	(2,721)	—	(11,660)
Net intercompany	27,631	(31,284)	3,653	—	—
Tax payments on withholding of restricted stock	(11)	—	—	—	(11)

Net cash provided by (used in) financing activities	17,545	(38,400)	12,684	—	(8,171)
Effect of exchange rates on cash and cash equivalents	—	4,904	(4,512)	—	392

Net increase (decrease) in cash and cash equivalents	—	(1,167)	(3,346)	—	(4,513)

Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248

Cash and cash equivalents, end of period	$6	$9,976	$8,753	$—	$18,735

Condensed Statements of Cash Flows
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(4,447)	$15,960	$38,602	$—	$50,115
Cash flows from investing activities:
Investment in subsidiaries	—	(62,809)	62,809	—	—
Additions to equipment and fixtures, net	—	(20,062)	(19,250)	—	(39,312)

Net cash provided by (used in) investing activities	—	(82,871)	43,559	—	(39,312)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	20,250	—	—	—	20,250
Net borrowings (repayments) on long term debt	—	233	836	—	1,069
Net borrowings (repayments) on capital leases	—	(7,486)	(3,199)	—	(10,685)
Net intercompany	(2,135)	76,952	(74,817)	—	—
Tax withholding on restricted stock	(23)	—	—	—	(23)
Repurchase of common stock	(13,645)	—	—	—	(13,645)

Net cash provided by (used in) financing activities	4,447	69,699	(77,180)	—	(3,034)
Effect of exchange rates on cash and cash equivalents	—	5,924	(8,934)	—	(3,010)

Net increase (decrease) in cash and cash equivalents	—	8,712	(3,953)	—	4,759

Cash and cash equivalents, beginning of period	6	2,431	16,052	—	18,489

Cash and cash equivalents, end of period	$6	$11,143	$12,099	$—	$23,248

Condensed Statements of Cash Flows
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(22,321)	$10,653	$34,112	$—	$22,444
Cash flows from investing activities:
Investment in subsidiaries	(106,505)	105,038	1,467	—	—
Additions to equipment and fixtures, net	—	(15,081)	(7,823)	—	(22,904)

Net cash provided by (used in) investing activities	(106,505)	89,957	(6,356)	—	(22,904)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	9,004	—	—	—	9,004
Net borrowings (repayments) on long term debt	—	(90)	—	—	(90)
Net borrowings (repayments) on capital leases	—	(3,412)	(2,448)	—	(5,860)
Net intercompany	118,968	(100,003)	(18,965)	—	—
Proceeds from issuance of common stock related to pre-emptive rights and stock options	268	—	—	—	268
Tax withholding on restricted stock	(233)	—	—	—	(233)
Proceeds from exercise of warrants	2,307	—	—	—	2,307
Repurchase of warrants	(1,608)	—	—	—	(1,608)

Net cash provided by (used in) financing activities	128,706	(103,505)	(21,413)	—	3,788
Effect of exchange rates on cash and cash equivalents	—	2,131	(1,898)	—	233

Net increase (decrease) in cash and cash equivalents	(120)	(764)	4,445	—	3,561

Cash and cash equivalents, beginning of period	126	3,195	11,607	—	14,928

Cash and cash equivalents, end of period	$6	$2,431	$16,052	$—	$18,489

Our Business (Details)	Mar. 31, 2013 servicecenter language country	Dec. 31, 2012 language country servicecenter
Our Business
Languages supported	35	35
Number of locations	56	51
Number of countries	23	22

Basis of Presentation (Details) (Reclassification, USD $)	3 Months Ended
Mar. 31, 2012
Reclassification
Basis of Presentation
Increased net cash provided by operating activities due to reclassification of cash and accounts payable	$ 581,000

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments
Unrealized gains, reclassified from other comprehensive income to earnings	$ 2,451		$ 3,555
Gains on Hedges - deemed effective cash flow hedges	1,178	33	2,256	4,416	1,986
Unrealized losses reclassified from other comprehensive income to earnings	12 months		12 months
Minimum
Derivative instruments
Forward contracts utilized, expiration period	1 month		1 month
Maximum
Derivative instruments
Forward contracts utilized, expiration period	18 months		18 months
Commercial bank in which one of company's financial sponsors owns a non-controlling interest
Derivative instruments
Fair market value of derivatives designated as cash flow hedges included in current assets	374		586
Forward exchange contracts
Derivative instruments
Foreign exchange risk hedged using forward exchange contracts	259,657		206,535	216,491
Forward exchange contracts - determined to be effective cash flow hedges	187,155		167,140
Forward exchange contracts - contracts for which does not apply hedge accounting	72,502		39,395
Designated as cash flow hedges
Derivative instruments
Gains reflected in fair market value of derivatives	2,367		3,558	(2,424)	5,358
Elected not to apply hedge accounting
Derivative instruments
Gains reflected in fair market value of derivatives	(219)		244	(1,078)	373
Gains on hedges which do not apply hedge accounting	$ (100)	$ 2,006	$ 2,114	$ (2,878)	$ 1,041

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total at Balance Sheet Date
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	$ 2,148	$ 3,802	$ (3,502)
Fair value of long term debt	239,430	210
Total at Balance Sheet Date | Forward exchange contracts
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	2,148	3,802	(3,502)
Significant Other Observable Inputs (Level 2)
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	2,148	3,802	(3,502)
Significant Other Observable Inputs (Level 2) | Forward exchange contracts
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	$ 2,148	$ 3,802	$ (3,502)

Acquisition (Details) (USD $)	Feb. 25, 2013
Fair values of the identifiable assets acquired and liabilities assumed
Intangible assets	$ 18,614,000
LBM
Acquisition
Number of subsidiaries of acquired company	2
Number of locations of acquired company	6
Fair values of the identifiable assets acquired and liabilities assumed
Current assets	17,903,000
Property and equipment	6,465,000
Goodwill	26,258,000
Intangible assets	18,614,000
Total assets acquired	69,240,000
Current liabilities	19,116,000
Other liabilities	8,957,000
Total liabilities	28,073,000
Allocated purchase price	$ 41,167,000

Acquisition (Details 2) (USD $)	0 Months Ended
Feb. 25, 2013
Acquired Intangible assets
Gross cost	$ 18,614,000
Customer relationships
Acquired Intangible assets
Estimated useful life	7 years
Gross cost	12,074,000
Non-compete agreements
Acquired Intangible assets
Estimated useful life	2 years
Gross cost	2,767,000
Trade names
Acquired Intangible assets
Estimated useful life	4 years
Gross cost	704,000
Other
Acquired Intangible assets
Estimated useful life	3 years
Gross cost	$ 3,069,000

Goodwill and Intangibles (Details) (USD $)	3 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Trade names	Dec. 31, 2012 Trade names	Mar. 31, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Mar. 31, 2013 Customer relationships Maximum	Dec. 31, 2012 Customer relationships Maximum	Mar. 31, 2013 Customer relationships Weighted average	Dec. 31, 2012 Customer relationships Weighted average	Dec. 31, 2012 Technology-based intangible assets	Mar. 31, 2013 Technology-based intangible assets	Mar. 31, 2013 Technology-based intangible assets Minimum	Mar. 31, 2013 Technology-based intangible assets Maximum	Mar. 31, 2013 Technology-based intangible assets Weighted average	Dec. 31, 2012 Technology-based intangible assets Weighted average	Mar. 31, 2013 Non-compete agreements	Mar. 31, 2013 Non-compete agreements Weighted average	Mar. 31, 2013 Trade names	Mar. 31, 2013 Trade names Weighted average
Intangible assets
Impairment of goodwill		$ 0
Impairment of indefinite lived intangible assets		0
Impairments recorded on finite lived assets	0
Estimated useful life								10 years	10 years			5 years		3 years	5 years					4 years
Weighted average remaining life										3 years 8 months 12 days	2 years 7 months 6 days					2 years 9 months 18 days	1 year		1 year 10 months 24 days		2 years 8 months 12 days
Gross cost	135,735,000	117,047,000			16,100,000	110,823,000	98,749,000					2,198,000	5,341,000					2,767,000		704,000
Accumulated amortization	68,077,000	64,707,000				66,019,000	63,055,000					1,652,000	1,928,000					115,000		15,000
Net	67,658,000	52,340,000	66,671,000	16,100,000	16,100,000	44,804,000	35,694,000					546,000	3,413,000					2,652,000		689,000
Roll-forward of goodwill
Goodwill at the beginning of the period	226,749,000		226,749,000
Acquisition of LBM	26,258,000
Goodwill at the end of the period	$ 253,007,000	$ 226,749,000	$ 226,749,000

Goodwill and Intangibles (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Future amortization expense of intangible assets
Remainder of 2013	$ 11,812
2014	11,875	7,571
2015	8,803	5,652
2016	6,503	4,435
2017	5,176	3,425
2018	4,335
Thereafter	$ 3,054

Severance, Restructuring and Other Charges, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of severance, restructuring and other charges
Severance	$ 679	$ 2,455	$ 5,627	$ 11,079	$ 6,501
Lease exit charges, net	46	349	4,898	7	3,443
Transaction related expenses	974		3,876	(592)	209
Severance, restructuring and other charges, net	$ 1,699	$ 2,804	$ 14,401	$ 10,769	$ 11,899

Severance, Restructuring and Other Charges, Net (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rollforward of the activity in restructuring and other liabilities
Balance at the beginning of the period	$ 3,322	$ 3,380	$ 3,380	$ 5,298
Expense	1,699	2,804	14,401	10,769	11,899
Cash Paid	(2,316)		(13,997)	(12,524)
Balance at the end of the period	2,705		3,322	3,380	5,298
Reduction in work-force and severance
Rollforward of the activity in restructuring and other liabilities
Balance at the beginning of the period	1,042	1,945	1,945	2,491
Expense	679		5,627	11,196
Cash Paid	(875)		(6,530)	(11,627)
Balance at the end of the period	846		1,042	1,945
Closure of Call Centers
Rollforward of the activity in restructuring and other liabilities
Balance at the beginning of the period	1,810	1,435	1,435	2,807
Expense	46		4,898	946
Cash Paid	(701)		(4,061)	(897)
Balance at the end of the period	1,155		1,810	1,435
Transaction Related Expenses
Rollforward of the activity in restructuring and other liabilities
Balance at the beginning of the period	470
Expense	974		3,876
Cash Paid	(740)		(3,406)
Balance at the end of the period	$ 704		$ 470

Equipment and Fixtures, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equipment and fixtures, net
Equipment and fixtures, gross	$ 263,689	$ 251,561	$ 202,534
Less: accumulated depreciation	(165,267)	(154,710)	(114,923)
Equipment and fixtures, net	98,422	96,851	87,611
Furniture and fixtures
Equipment and fixtures, net
Equipment and fixtures, gross	19,242	17,696	15,366
Building improvements
Equipment and fixtures, net
Equipment and fixtures, gross	70,265	66,369	47,870
Computer equipment
Equipment and fixtures, net
Equipment and fixtures, gross	73,701	70,238	52,560
Software
Equipment and fixtures, net
Equipment and fixtures, gross	44,413	40,460	30,920
Telecom and other equipment
Equipment and fixtures, net
Equipment and fixtures, gross	55,532	55,418	54,241
Equipment and fixtures not yet placed in service
Equipment and fixtures, net
Equipment and fixtures, gross	$ 536	$ 1,380	$ 1,577

Accrued Employee Compensation and Benefits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Employee Compensation and Benefits
Compensation related amounts	$ 31,821	$ 28,386	$ 31,477
Vacation liabilities	16,094	14,176	12,534
Medical and dental liabilities	2,257	2,078	2,284
Employer taxes	3,585	2,098	2,284
Statutory retirement plans	11,645	10,860	10,112
Other benefit related liabilities	199	437	1,619
Accrued employee compensation and benefits, Net	$ 65,601	$ 58,035	$ 60,310

Other Accrued Expenses and Other Liabilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Accrued Expenses and Other Liabilities
Professional fees	$ 3,506,000	$ 3,560,000	$ 4,364,000
Accrued interest	13,446,000	6,226,000	5,963,000
Occupancy expense	1,864,000	2,108,000	1,879,000
Technology expense	2,131,000	1,841,000	2,623,000
Forward exchange contracts	1,162,000	204,000	3,605,000
Value added and sales tax	3,181,000	1,547,000
Other accrued expenses	8,850,000	5,191,000	9,995,000
Total	$ 34,140,000	$ 20,677,000	$ 28,429,000

Other Accrued Expenses and Other Liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities
Lease exit liability	$ 1,067	$ 1,704	$ 1,083
Deferred revenue	582	1,512	1,397
Market lease reserves	768	946	1,639
Other	4,649	1,225	2,132
Total other current liabilities	$ 7,066	$ 5,387	$ 6,251

Other Accrued Expenses and Other Liabilities (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other long-term liabilities
Deferred rent	$ 4,417,000	$ 4,415,000	$ 1,755,000
Accrued income taxes	11,600,000	11,143,000	10,329,000
Market lease reserves	126,000	61,000	978,000
Asset retirement obligation	3,532,000
Other	1,557,000	334,000	755,000
Total other long-term liabilities	$ 21,232,000	$ 15,953,000	$ 13,817,000

Long-Term Debt and Revolving Credit Facility (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended								0 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 ABL revolving credit facility	Mar. 31, 2013 ABL revolving credit facility	Mar. 31, 2012 ABL revolving credit facility	Dec. 31, 2012 ABL revolving credit facility	Dec. 31, 2011 ABL revolving credit facility	Dec. 27, 2012 ABL revolving credit facility	Mar. 31, 2013 ABL revolving credit facility Base rate	Dec. 31, 2012 ABL revolving credit facility Base rate	Mar. 31, 2013 ABL revolving credit facility LIBOR	Dec. 31, 2012 ABL revolving credit facility LIBOR	Dec. 27, 2012 Letter of Credit	Mar. 08, 2013 11.25% Senior Secured Notes	Oct. 31, 2009 11.25% Senior Secured Notes	Oct. 01, 2009 11.25% Senior Secured Notes
Debt Instrument
Principal amount issued														$ 30,000,000	$ 200,000,000
Initial offering price as percentage of the principal amount														102.00%		95.45%
Interest on Senior Secured Notes (as a percent)																11.25%
Revolving credit financing								125,000,000					20,000,000
Line of Credit Facility - Term			5 years
Line of credit facility term specified as period prior to the maturity of notes			120 days
Interest Rate of Wells Fargo's, Basis Points (as a percent)									1.50%	1.50%	2.50%	2.50%
Line of Credit Fees Capitalized								5,642,000								7,815,000
Line of Credit Fees Capitalized2																8,966,000
Amortization of Capitalized Fees into Expense	924,000	2,613,000
Amount drawn on ABL Facility				80,863,000	65,551,000	316,717,000	274,026,000
Payment on ABL Facility				90,000,000	85,535,000	326,792,000	253,777,000
Available Credit under ABL Facility			74,342,000	88,136,000		74,342,000
Availability threshold for fixed charge coverage ratio financial covenant to be operational				$ 25,000,000		$ 25,000,000

Long-Term Debt and Revolving Credit Facility (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 01, 2009
Summary of long-term borrowings
Long-term debt, gross	$ 271,631	$ 249,584	$ 245,970
Less: current portion	(6,630)	(5,333)	(453)
Less: discount on notes payable	(2,823)	(3,897)	(5,743)
Long-term debt	262,178	240,354	239,774
Revolving line of credit
Summary of long-term borrowings
Long-term debt, gross	25,543	34,680	44,755
11.25% Senior Secured Notes
Debt Instrument
Interest on Senior Secured Notes (as a percent)				11.25%
Summary of long-term borrowings
Long-term debt, gross	230,000	200,000	200,000
Other
Summary of long-term borrowings
Long-term debt, gross	$ 16,088	$ 14,904	$ 1,215

Long-Term Debt and Revolving Credit Facility (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt and Revolving Credit Facility
2013	$ 5,676
2014	260,336	239,688
2015	3,390	2,268
2016	769	736
2017	1,460	1,559
Total	271,631	249,584	245,970
Letters of Credit in the aggregate outstanding amounts	1,939	3,245	5,167
Restricted cash	$ 280	$ 380	$ 215

Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Beginning balance	$ (6,645)	$ (12,432)
Current period other comprehensive loss	(2,239)	5,787
Ending balance	(8,884)	(6,645)
Unrealized gain on forward exchange contracts, net of tax
Beginning balance	3,283	(2,406)
Current period other comprehensive loss	(1,296)	5,689
Ending balance	1,987	3,283
Cumulative translation adjustment
Beginning balance	(9,928)	(10,026)
Current period other comprehensive loss	(943)	98
Ending balance	$ (10,871)	$ (9,928)

Accumulated Other Comprehensive Loss (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in other comprehensive income (loss) related to forward exchange contracts held
Change in fair value of forward exchange contracts, net of tax	$ (2,474)	$ 2,031	$ 3,149	$ (2,545)	$ 3,554
Amount reclassified to direct cost of revenue	1,178	631	2,540	(5,219)	1,891
Change in unrecognized gains/losses on forward exchange contracts	$ (1,296)	$ 2,662	$ 5,689	$ (7,764)	$ 5,445

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic and foreign source component of income (loss) before taxes
Total US	$ (5,810)	$ (2,951)	$ (28,647)	$ (37,669)	$ (68,897)
Total Foreign	7,440	3,356	20,967	20,125	25,814
Loss before provision for income taxes	$ 1,630	$ 405	$ (7,680)	$ (17,544)	$ (43,083)

Income Taxes (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Period over which cumulative increases in the ownership interests of 5% stockholders is measured	3 years	3 years
Percentage of stock held by shareholders for which cumulative increases in their ownership interests is measured over a 3 year period	5.00%	5.00%

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Benefit recorded related to refund claim provided by Italy Revenue Agency	$ 1,008	$ (4,795)	$ (6,532)	$ (6,083)
Other disclosures
Liability for unrecognized tax benefits (including interest and penalties), recorded in other long term liabilities	11,328	11,222	10,349
Un-benefitted tax losses which would be realizable on settlement	1,599	1,599	1,599
Accrued Income tax interest and penalties	2,849	2,633	2,423
Net unrealized tax benefits that would affect income tax expense	9,729	9,623
Interest and penalties	2,849	2,633
Projected decrease in unrecognized tax benefits due to settlement with taxing authorities or expiration of statute	$ 4,922	$ 5,054

Stock Options (Details)	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2008 2008 Stock Incentive Plan	Mar. 31, 2013 2008 Stock Incentive Plan Stock Options	Mar. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2011 2008 Stock Incentive Plan Stock Options	Dec. 31, 2010 2008 Stock Incentive Plan Stock Options	Jun. 30, 2012 2008 Stock Incentive Plan Stock Options Maximum	Dec. 31, 2008 2008 Stock Incentive Plan Stock Options Maximum	Dec. 31, 2008 2008 Stock Incentive Plan Stock Options Minimum	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan Stock Options	Dec. 31, 2012 2012 Stock Incentive Plan Stock Options	Dec. 31, 2011 2012 Stock Incentive Plan Stock Options	Dec. 31, 2010 2012 Stock Incentive Plan Stock Options	Jun. 08, 2012 2012 Stock Incentive Plan Stock Options	Jun. 08, 2012 2012 Stock Incentive Plan Stock Options Minimum
Stock Options
Outstanding Options with an exercise price less than $3.25 per share of Common Stock (in shares)						0
Authorized grants of common stock (in shares)					10,000,000															80,000
Purchase price percentage, grant date fair value of common stock granted													100.00%
Stock option term											7 years
Option exercise price as a percentage of the fair market value of the common stock at the date of grant																					100.00%
Stock option term												10 years
Number of options, Granted (in shares)			185,000	2,130,000			160,000	185,000	2,130,000	2,769,000				800	75,000	20,000
Stock options exercised (in shares)								0	0	35,000						0	0	0	0
Stock options exercisable (in shares)	0	17,000

Stock Options (Details 2) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2010 2008 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan
Assumptions used for the option grants
Option term (years)	6 years 4 months 17 days	6 years 4 months 17 days	6 years 4 months 17 days	6 years 4 months 15 days	5 years
Volatility (as a percent)	71.89%	71.89%			44.35%
Risk-free interest rate Minimum (as a percent)	1.14%	1.14%	1.15%	1.57%		0.54%
Risk-free interest rate Maximum (as a percent)	1.19%	1.43%	2.62%	3.06%		0.76%
Risk-free interest rate (as a percent)					0.88%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value per option granted (in dollars per share)	$ 1.74	$ 1.73	$ 1.74	$ 3.46	$ 70.87	$ 32.56

Stock Options (Details 3) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2010 2008 Stock Incentive Plan	Mar. 31, 2013 2008 Stock Incentive Plan	Mar. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2011 2008 Stock Incentive Plan Stock Options	Dec. 31, 2010 2008 Stock Incentive Plan Stock Options	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan Stock Options	Dec. 31, 2012 2012 Stock Incentive Plan Stock Options	Dec. 31, 2011 2012 Stock Incentive Plan Stock Options	Dec. 31, 2010 2012 Stock Incentive Plan Stock Options
Stock Options
Stock options vested (in shares)										323,000	1,534,000	1,225,000	2,066,000				17,000	0	0
Stock options under the Plan
Number of options outstanding, beginning balance (in shares)					5,438,000	5,438,000	6,308,000							74,300
Weighted Average Exercise Price, beginning of period (in dollars per share)					$ 5.86	$ 5.86	$ 6.13							$ 425
Number of options, Granted (in shares)						185,000	2,130,000			160,000	185,000	2,130,000	2,769,000	800	75,000	20,000
Weighted Average Exercise Price, Granted (in dollars per share)						$ 6	$ 5.44							$ 425	$ 425
Weighted Average Fair Value, Granted (in dollars per share)					$ 1.74	$ 1.73	$ 1.74	$ 3.46						$ 70.87	$ 32.56
Number of options, Forfeited or modified (in shares)						5,623,000	3,000,000			504,000	5,623,000	3,000,000	3,404,000	600		600	300	0	0
Weighted Average Exercise Price, Forfeited or modified (in dollars per share)						$ 5.85	$ 6.13							$ 425
Number of options outstanding, closing balance (in shares)							5,438,000	6,308,000						74,500	74,300
Weighted Average Exercise Price, end of period (in dollars per share)							$ 5.86	$ 6.13						$ 425	$ 425
Weighted Average Remaining Contractual Term						7 years 6 months 22 days	7 years 7 months 20 days							6 years 6 months 22 days	6 years 9 months 25 days
Recognized net stock compensation expense within selling, general and administrative expenses	$ 402,000	$ 3,623,000	$ 2,072,000	$ 5,462,000
Aggregate intrinsic value of stock options outstanding, excluding the effects of expected forfeitures	0	0	0	0
Aggregate intrinsic value of stock options exercisable	0	0	0	0
Unrecognized compensation cost											2,840,000	5,196,000	7,203,000			1,768,000	1,841,000	0	0
Additional disclosures
Weighted-average exercise price of options exercisable (in dollars per share)																$ 425	$ 425
Weighted average remaining contractual term of options exercisable																6 years 6 months 11 days	6 years 9 months 25 days
Total fair value of options vested																$ 120,000	$ 483,000
Shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares)									0							55,000	54,000
Weighted average exercise price of shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) (in dollars per share)																$ 425	$ 425
Weighted average remaining contractual term of shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares)																6 years 6 months 22 days	6 years 9 months 25 days

Geographic Operations and Concentrations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 region segment	Mar. 31, 2012	Dec. 31, 2012 segment region	Dec. 31, 2011	Dec. 31, 2010
Geographic Operations and Concentrations
Number of Operating Segments	1		1
Number of regions that services are provided	2		2
Geographic information regarding operations
Revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Total assets	657,302		604,028	616,696
Americas
Geographic information regarding operations
Revenue	173,210	158,698	640,047	608,763	588,029
Total assets	521,097		536,149	545,568
United States
Geographic information regarding operations
Revenue	56,559	48,971	204,229	193,385	201,018
Philippines
Geographic information regarding operations
Revenue	56,430	52,180	207,589	188,021	161,789
Canada
Geographic information regarding operations
Revenue	28,399	29,367	109,920	126,827	121,022
Others
Geographic information regarding operations
Revenue	31,822	28,180	118,309	100,530	104,200
EMEA
Geographic information regarding operations
Revenue	69,602	56,841	220,264	238,144	212,144
Total assets	$ 136,205		$ 67,879	$ 71,128

Geographic Operations and Concentrations (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percentage of revenue form largest customers
Number of largest clients	2		3
Dell
Percentage of revenue form largest customers
Percentage of revenue	8.00%	10.00%	9.00%	12.00%	16.00%
Microsoft
Percentage of revenue form largest customers
Percentage of revenue	14.00%	10.00%	11.00%	10.00%	6.00%

Geographic Operations and Concentrations (Details 3) (Accounts Receivable, Credit Concentration Risk)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Microsoft
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	7.00%	4.00%	3.00%	6.00%
Dell
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	15.00%	13.00%	12.00%	14.00%

Guarantor Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statement of Operations
Revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Gross profit	99,684	91,423	358,261	352,481	330,636
Operating expenses	88,818	83,703	334,538	337,343	343,507
Non-operating expenses (income)	9,236	7,315	31,403	32,682	30,212
Loss before provision for income taxes	1,630	405	(7,680)	(17,544)	(43,083)
Provision (benefit) for income taxes	1,378	1,060	5,267	6,093	10,392
Net income (loss)	252	(655)	(12,947)	(23,637)	(53,475)
Customers
Condensed Consolidating Statement of Operations
Revenue			860,311	846,907	800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Parent
Condensed Consolidating Statement of Operations
Operating expenses	436	673	3,938	2,704	6,972
Non-operating expenses (income)	8,337	7,539	31,654	28,906	25,959
Equity in Earnings of Subsidiaries	(9,031)	(7,557)	(10,868)	5,538	28,148
Loss before provision for income taxes	258	(655)	(24,724)	(37,148)	(61,079)
Provision (benefit) for income taxes	6		(11,777)	(13,511)	(7,604)
Net income (loss)	252	(655)	(12,947)	(23,637)	(53,475)
Guarantor subsidiaries
Condensed Consolidating Statement of Operations
Revenue	117,476	207,581	430,745	789,809	622,567
Direct cost of revenue	66,166	158,266	251,527	602,856	462,095
Gross profit	51,310	49,315	179,218	186,953	160,472
Operating expenses	47,351	42,988	172,006	181,771	181,129
Non-operating expenses (income)	(2,451)	(1,563)	(8,390)	(5,176)	(8,527)
Loss before provision for income taxes	6,410	7,890	15,602	10,358	(12,130)
Provision (benefit) for income taxes	807	(1,596)	11,251	13,957	13,768
Net income (loss)	5,603	9,486	4,351	(3,599)	(25,898)
Guarantor subsidiaries | Customers
Condensed Consolidating Statement of Operations
Revenue			759,902	693,960	638,444
Direct cost of revenue	62,818	55,789	226,802	223,364	225,867
Guarantor subsidiaries | Intercompany
Condensed Consolidating Statement of Operations
Revenue			(329,157)	95,849	(15,877)
Direct cost of revenue	3,348	102,477	24,725	379,492	236,228
Non-Guarantor subsidiaries
Condensed Consolidating Statement of Operations
Revenue	129,301	120,890	456,822	479,469	454,250
Direct cost of revenue	80,927	78,782	277,779	313,941	284,086
Gross profit	48,374	42,108	179,043	165,528	170,164
Operating expenses	41,031	40,042	158,594	152,868	155,406
Non-operating expenses (income)	3,350	1,339	8,139	8,952	12,780
Loss before provision for income taxes	3,993	727	12,310	3,708	1,978
Provision (benefit) for income taxes	565	2,656	5,793	5,647	4,228
Net income (loss)	3,428	(1,929)	6,517	(1,939)	(2,250)
Non-Guarantor subsidiaries | Customers
Condensed Consolidating Statement of Operations
Revenue			100,409	152,947	161,729
Direct cost of revenue	80,310	68,327	275,248	271,062	243,670
Non-Guarantor subsidiaries | Intercompany
Condensed Consolidating Statement of Operations
Revenue			356,413	326,522	292,521
Direct cost of revenue	617	10,455	2,531	42,879	40,416
Elimination
Condensed Consolidating Statement of Operations
Revenue	(3,965)	(112,932)	(27,256)	(422,371)	(276,644)
Direct cost of revenue	(3,965)	(112,932)	(27,256)	(422,371)	(276,644)
Equity in Earnings of Subsidiaries	9,031	7,557	10,868	(5,538)	(28,148)
Loss before provision for income taxes	(9,031)	(7,557)	(10,868)	5,538	28,148
Net income (loss)	(9,031)	(7,557)	(10,868)	5,538	28,148
Elimination | Intercompany
Condensed Consolidating Statement of Operations
Revenue			(27,256)	(422,371)	(276,644)
Direct cost of revenue	$ (3,965)	$ (112,932)	$ (27,256)	$ (422,371)	$ (276,644)

Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Consolidating Statement of Comprehensive Income
Net income (loss)	$ 252		$ (655)		$ (12,947)		$ (23,637)		$ (53,475)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(1,296)		2,662		5,689		(7,764)		5,445
Change in cumulative translation adjustment	(943)	[1]	2,131	[1]	98	[2]	(3,561)	[2]	(2,820)	[2]
Comprehensive loss	(1,987)		4,138		(7,160)		(34,962)		(50,850)
Parent
Condensed Consolidating Statement of Comprehensive Income
Net income (loss)	252		(655)		(12,947)		(23,637)		(53,475)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(1,296)		2,662		5,689		(7,764)		5,445
Change in cumulative translation adjustment	(943)		2,131		98		(3,561)		(2,820)
Comprehensive loss	(1,987)		4,138		(7,160)		(34,962)		(50,850)
Guarantor subsidiaries
Condensed Consolidating Statement of Comprehensive Income
Net income (loss)	5,603		9,486		4,351		(3,599)		(25,898)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(851)		1,430		1,620		(3,515)		2,129
Change in cumulative translation adjustment	(2,397)		1,879		348		(1,320)		(1,620)
Comprehensive loss	2,355		12,795		6,319		(8,434)		(25,389)
Non-Guarantor subsidiaries
Condensed Consolidating Statement of Comprehensive Income
Net income (loss)	3,428		(1,929)		6,517		(1,939)		(2,250)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(445)		1,232		4,069		(4,249)		3,316
Change in cumulative translation adjustment	1,454		252		(250)		(2,241)		(1,200)
Comprehensive loss	4,437		(445)		10,336		(8,429)		(134)
Elimination
Condensed Consolidating Statement of Comprehensive Income
Net income (loss)	(9,031)		(7,557)		(10,868)		5,538		28,148
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	1,296		(2,662)		(5,689)		7,764		(5,445)
Change in cumulative translation adjustment	943		(2,131)		(98)		3,561		2,820
Comprehensive loss	$ (6,792)		$ (12,350)		$ (16,655)		$ 16,863		$ 25,523

[1]	There were no sales or liquidations of investments in foreign entities during the three months ended March 31, 2013 and 2012. Therefore, there is no adjustment for these periods.
[2]	During the year ended December 31, 2012, we substantially liquidated our investment in our subsidiary in Costa Rica. Accordingly, we recognized $228 from cumulative translation adjustment to other foreign currency loss in our statement of operations. There were no sales or liquidations of investments in foreign entities during the other periods presented. Therefore, there is no adjustment for 2011 and 2010.

Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 14,807	$ 18,735	$ 17,083	$ 23,248	$ 18,489	$ 14,928
Accounts receivable, net	180,688	164,929		165,963
Other current assets	28,009	29,008		27,822
Total current assets	223,504	212,672		217,033
Equipment and fixtures, net and other asset	113,133	112,267		106,243
Goodwill and intangible assets, net	320,665	279,089		293,420
Total assets	657,302	604,028		616,696
Liabilities and Stockholders' Equity
Current liabilities	143,221	116,185		120,594
Long-term liabilities	305,770	277,947		282,658
Total shareholders' equity (deficit)	208,311	209,896		213,444	259,718	303,411
Total liabilities and stockholders' equity	657,302	604,028		616,696
Parent
Assets
Cash and cash equivalents	6	6	6	6	6	126
Intercompany receivable	32,391	32,391
Other current assets	4,438	3,587		2,614
Total current assets	36,835	35,984		25,408
Equipment and fixtures, net and other asset	1,727	2,254		4,107
Investment in subsidiaries	456,967	450,176		431,363
Total assets	495,529	488,414		460,878
Liabilities and Stockholders' Equity
Current liabilities	13,815	5,948		6,025
Intercompany payable	20,683	41,786
Long-term liabilities	252,720	230,784		239,012
Total shareholders' equity (deficit)	208,311	209,896		213,444
Total liabilities and stockholders' equity	495,529	488,414		460,878
Guarantor subsidiaries
Assets
Cash and cash equivalents	2,821	9,976	6,526	11,143	2,431	3,195
Accounts receivable, net	147,343	146,078		141,579
Intercompany receivable	147,192	125,083
Other current assets	11,193	14,878		17,510
Total current assets	308,549	296,015		264,435
Equipment and fixtures, net and other asset	47,062	48,018		51,356
Investment in subsidiaries	134,288	74,784		74,284
Goodwill and intangible assets, net	167,370	169,792		181,750
Total assets	657,269	588,609		571,825
Liabilities and Stockholders' Equity
Current liabilities	42,551	43,510		51,092
Intercompany payable	136,497	128,645
Long-term liabilities	31,136	31,915		33,757
Total shareholders' equity (deficit)	447,085	384,539		375,213
Total liabilities and stockholders' equity	657,269	588,609		571,825
Non-Guarantor subsidiaries
Assets
Cash and cash equivalents	11,980	8,753	10,551	12,099	16,052	11,607
Accounts receivable, net	33,345	18,851		24,384
Intercompany receivable	104,255	96,406
Other current assets	12,378	10,543		7,698
Total current assets	161,958	134,553		133,302
Equipment and fixtures, net and other asset	64,344	61,995		50,780
Investment in subsidiaries	17	16		17
Goodwill and intangible assets, net	153,295	109,297		111,670
Total assets	379,614	305,861		295,769
Liabilities and Stockholders' Equity
Current liabilities	86,855	66,727		63,477
Intercompany payable	126,658	83,449
Long-term liabilities	21,914	15,248		9,889
Total shareholders' equity (deficit)	144,187	140,437		130,451
Total liabilities and stockholders' equity	379,614	305,861		295,769
Elimination
Assets
Intercompany receivable	(283,838)	(253,880)
Total current assets	(283,838)	(253,880)		(206,112)
Investment in subsidiaries	(591,272)	(524,976)		(505,664)
Total assets	(875,110)	(778,856)		(711,776)
Liabilities and Stockholders' Equity
Intercompany payable	(283,838)	(253,880)
Total shareholders' equity (deficit)	(591,272)	(524,976)		(505,664)
Total liabilities and stockholders' equity	$ (875,110)	$ (778,856)		$ (711,776)

Guarantor Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	$ 19,174	$ 21,310	$ 51,967	$ 50,115	$ 22,444
Cash flows from investing activities:
Acquisition of business	(41,167)
Cash acquired from acquisition	4,951
Additions to equipment and fixtures	(6,283)	(6,351)	(48,701)	(39,312)	(22,904)
Net cash used in investing activities	(42,499)	(6,351)	(48,701)	(39,312)	(22,904)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(9,137)	(19,984)	(10,075)	20,250	9,004
Net borrowings (repayments) on long term debt	31,688	(87)	13,575	1,069	(90)
Net repayments on capital leases	(3,038)	(2,571)	(11,660)	(10,685)	(5,860)
Tax payments for withholding on restricted stock		(11)	(11)	(23)	(233)
Net cash provided by (used in) financing activities	19,513	(22,653)	(8,171)	(3,034)	3,788
Effect of exchange rates on cash and cash equivalents	(116)	1,529	392	(3,010)	233
Net increase (decrease) in cash and cash equivalents	(3,928)	(6,165)	(4,513)	4,759	3,561
Cash and cash equivalents, beginning of period	18,735	23,248	23,248	18,489	14,928
Cash and cash equivalents, end of period	14,807	17,083	18,735	23,248	18,489
Parent
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	(360)	(840)	(17,545)	(4,447)	(22,321)
Cash flows from investing activities:
Net cash used in investing activities					(106,505)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(9,137)	(19,984)	(10,075)	20,250	9,004
Net borrowings (repayments) on long term debt	30,600
Net intercompany	(21,103)	20,835	27,631	(2,135)	118,968
Tax payments for withholding on restricted stock		(11)	(11)	(23)	(233)
Net cash provided by (used in) financing activities	360	840	17,545	4,447	128,706
Net increase (decrease) in cash and cash equivalents					(120)
Cash and cash equivalents, beginning of period	6	6	6	6	126
Cash and cash equivalents, end of period	6	6	6	6	6
Guarantor subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	12,735	12,276	31,139	15,960	10,653
Cash flows from investing activities:
Additions to equipment and fixtures	(4,402)	(3,192)	(15,750)	(20,062)	(15,081)
Net cash used in investing activities	(4,402)	(3,192)	1,190	(82,871)	89,957
Cash flows from financing activities:
Net borrowings (repayments) on long term debt	2,030	(63)	1,823	233	(90)
Net repayments on capital leases	(2,252)	(2,294)	(8,939)	(7,486)	(3,412)
Net intercompany	(13,570)	(17,202)	(31,284)	76,952	(100,003)
Net cash provided by (used in) financing activities	(13,792)	(19,559)	(38,400)	69,699	(103,505)
Effect of exchange rates on cash and cash equivalents	(1,696)	5,858	4,904	5,924	2,131
Net increase (decrease) in cash and cash equivalents	(7,155)	(4,617)	(1,167)	8,712	(764)
Cash and cash equivalents, beginning of period	9,976	11,143	11,143	2,431	3,195
Cash and cash equivalents, end of period	2,821	6,526	9,976	11,143	2,431
Non-Guarantor subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	6,799	9,874	38,373	38,602	34,112
Cash flows from investing activities:
Acquisition of business	(41,167)
Cash acquired from acquisition	4,951
Additions to equipment and fixtures	(1,881)	(3,159)	(32,951)	(19,250)	(7,823)
Net cash used in investing activities	(38,097)	(3,159)	(49,891)	43,559	(6,356)
Cash flows from financing activities:
Net borrowings (repayments) on long term debt	(942)	(24)	11,752	836
Net repayments on capital leases	(786)	(277)	(2,721)	(3,199)	(2,448)
Net intercompany	34,673	(3,633)	3,653	(74,817)	(18,965)
Net cash provided by (used in) financing activities	32,945	(3,934)	12,684	(77,180)	(21,413)
Effect of exchange rates on cash and cash equivalents	1,580	(4,329)	(4,512)	(8,934)	(1,898)
Net increase (decrease) in cash and cash equivalents	3,227	(1,548)	(3,346)	(3,953)	4,445
Cash and cash equivalents, beginning of period	8,753	12,099	12,099	16,052	11,607
Cash and cash equivalents, end of period	$ 11,980	$ 10,551	$ 8,753	$ 12,099	$ 16,052